(2_FIDELITY_LOGOS)FIDELITY

HIGH INCOME
FUND

SEMIANNUAL REPORT
OCTOBER 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             7   THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  32  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 36  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998    PAST 6  PAST 1  PAST 5  LIFE OF
                                  MONTHS  YEAR    YEARS   FUND

FIDELITY HIGH INCOME              -9.91%  -1.77%  60.49%  208.08%

ML HIGH YIELD MASTER              -4.03%  1.00%   49.48%  161.10%

HIGH CURRENT YIELD FUNDS AVERAGE  -9.09%  -3.35%  39.07%  N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on August 29, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the fund's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 271 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998    PAST 1  PAST 5  LIFE OF
                                  YEAR    YEARS   FUND

FIDELITY HIGH INCOME              -1.77%  9.92%   14.75%

ML HIGH YIELD MASTER              1.00%   8.37%   12.45%

HIGH CURRENT YIELD FUNDS AVERAGE  -3.35%  6.78%   N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
             High Income                 ML High Yield Master
             00455                       ML002
  1990/08/29      10000.00                    10000.00
  1990/08/31      10064.99                     9985.04
  1990/09/30       9729.40                     9550.77
  1990/10/31       9550.63                     9307.73
  1990/11/30       9776.03                     9386.58
  1990/12/31       9943.86                     9521.83
  1991/01/31      10104.29                     9656.43
  1991/02/28      10720.43                    10373.16
  1991/03/31      11246.93                    10819.17
  1991/04/30      11533.41                    11204.45
  1991/05/31      11681.60                    11259.17
  1991/06/30      11977.15                    11485.66
  1991/07/31      12368.43                    11760.87
  1991/08/31      12468.01                    12008.06
  1991/09/30      12639.75                    12161.01
  1991/10/31      13107.55                    12522.37
  1991/11/30      13259.88                    12667.02
  1991/12/31      13358.94                    12814.18
  1992/01/31      13966.03                    13262.20
  1992/02/29      14480.19                    13591.57
  1992/03/31      14853.43                    13781.21
  1992/04/30      14965.58                    13881.52
  1992/05/31      15143.52                    14102.94
  1992/06/30      15367.69                    14278.16
  1992/07/31      15662.69                    14567.45
  1992/08/31      15936.82                    14760.32
  1992/09/30      16107.59                    14928.50
  1992/10/31      15875.43                    14739.95
  1992/11/30      16009.54                    14948.70
  1992/12/31      16231.34                    15141.18
  1993/01/31      16632.02                    15514.01
  1993/02/28      16980.76                    15807.67
  1993/03/31      17401.26                    16081.73
  1993/04/30      17503.26                    16197.16
  1993/05/31      17715.25                    16415.20
  1993/06/30      18326.62                    16723.60
  1993/07/31      18566.28                    16903.36
  1993/08/31      18721.76                    17064.49
  1993/09/30      18784.48                    17148.69
  1993/10/31      19196.15                    17471.73
  1993/11/30      19487.94                    17567.29
  1993/12/31      19780.16                    17742.95
  1994/01/31      20449.02                    18131.78
  1994/02/28      20445.44                    18001.39
  1994/03/31      19949.27                    17414.78
  1994/04/30      19726.67                    17211.27
  1994/05/31      19808.03                    17149.95
  1994/06/30      19804.44                    17213.07
  1994/07/31      19827.53                    17334.07
  1994/08/31      19829.75                    17454.47
  1994/09/30      19987.50                    17447.87
  1994/10/31      20100.14                    17492.21
  1994/11/30      20036.21                    17343.41
  1994/12/31      20414.43                    17536.33
  1995/01/31      20555.12                    17784.12
  1995/02/28      21041.83                    18339.00
  1995/03/31      21364.77                    18594.22
  1995/04/30      21911.37                    19029.58
  1995/05/31      22334.87                    19624.11
  1995/06/30      22626.41                    19773.99
  1995/07/31      23061.97                    20000.05
  1995/08/31      23348.25                    20121.44
  1995/09/30      23554.89                    20351.65
  1995/10/31      23902.63                    20495.91
  1995/11/30      23793.51                    20695.98
  1995/12/31      24197.51                    21028.19
  1996/01/31      24967.11                    21360.29
  1996/02/29      25192.88                    21392.45
  1996/03/31      25179.73                    21334.36
  1996/04/30      25429.54                    21344.02
  1996/05/31      25723.43                    21497.95
  1996/06/30      25702.18                    21627.09
  1996/07/31      25657.68                    21773.92
  1996/08/31      26078.96                    21998.78
  1996/09/30      26811.27                    22470.77
  1996/10/31      26972.74                    22717.04
  1996/11/30      27347.86                    23176.31
  1996/12/31      27624.63                    23354.65
  1997/01/31      27967.02                    23534.13
  1997/02/28      28531.85                    23864.27
  1997/03/31      27892.60                    23599.22
  1997/04/30      28118.21                    23867.81
  1997/05/31      29091.95                    24342.71
  1997/06/30      29615.37                    24719.53
  1997/07/31      30569.24                    25312.74
  1997/08/31      30709.39                    25255.79
  1997/09/30      31712.29                    25687.00
  1997/10/31      31361.95                    25857.47
  1997/11/30      31736.87                    26089.05
  1997/12/31      32023.68                    26349.89
  1998/01/31      32781.15                    26735.89
  1998/02/28      33302.68                    26852.68
  1998/03/31      34023.93                    27084.10
  1998/04/30      34196.73                    27212.74
  1998/05/31      34105.29                    27388.79
  1998/06/30      34259.12                    27537.91
  1998/07/31      34657.53                    27694.95
  1998/08/31      31047.81                    26499.89
  1998/09/30      31402.60                    26552.74
  1998/10/30      30834.44                    26109.80
IMATRL PRASUN   SHR__CHT 19981031 19981110 111351 R00000000000102
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity High Income Fund on August 29, 1990. As the chart shows, by October 31, 1998, the value of the investment would have grown to $30,808 - a 208.08% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $26,110 - a 161.10% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

                  SIX MONTHS   YEARS ENDED APRIL 30,
                  ENDED
                  OCTOBER 31,

                  1998         1998                   1997    1996    1995    1994

DIVIDEND RETURNS  3.86%        9.64%                  8.76%   10.66%  9.45%   8.93%

CAPITAL RETURNS   -13.77%      11.98%                  1.81%   5.40%   1.62%   3.77%


TOTAL RETURNS  -9.91%  21.62%  10.57%  16.06%  11.07%  12.70%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998  PAST 1       PAST 6        PAST 1
                                MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE             7.65(CENTS)  55.32(CENTS)  113.96(CENTS)

ANNUALIZED DIVIDEND RATE        7.95%        8.68%         8.77%

30-DAY ANNUALIZED YIELD         11.07%       -             -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.33 over the past one month, $12.64 over the past six months and $13.00 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Despite some recent signs of life,
the high-yield bond market posted
lackluster results during the six
months that ended October 31,
1998. While the high-yield market
tends to perform somewhat in line
with the stock market, this was not
the case during the stock market's
recent rally. Although the overall
six-month return of -0.41% for the
Standard & Poor's 500 Index was
weak, the index posted an
impressive 8.13% return during
October. Despite the recent
strength in the stock market, the
Merrill Lynch High Yield Master
Index - a broad measure of the
high-yield market - returned
-1.64% during October and
-4.03% for the period. In
comparison, the Lehman Brothers
Aggregate Bond Index - a
popular performance gauge of the
U.S. taxable bond market -
returned 5.55% during the past six
months. The skepticism exhibited
in the high-yield market is a
reflection of its participants.
Whereas stocks and higher-quality
bonds are generally purchased by
individual investors and large
institutions, high-yield bonds are
largely the domain of insurance
companies and pension funds.
These investors have been more
doubtful of the Federal Reserve
Board's ability to prevent an
economic downturn and have
subscribed to the view that a
slowdown due to foreign weakness
may be in the cards.
An interview with Tom Soviero, Portfolio Manager of Fidelity High
Income Fund
Q. HOW DID THE FUND PERFORM, TOM?
A. For the six months that ended October 31, 1998, the fund returned -9.91%, while the high current yield funds average tracked by Lipper Analytical Services lost 9.09%. The overall high-yield market, as measured by the Merrill Lynch High Yield Master Index, dropped 4.03% for the same six-month period. For the year that ended October 31, 1998, the fund returned -1.77%, while the peer group and Merrill Lynch index had returns of -3.35% and 1.00%, respectively.
Q. WHAT WERE THE KEY FACTORS BEHIND THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?
A. During the first half of the year, the high-yield market performed well. The economy was healthy and inflation was modest, which helped revenue, earnings and cash flow growth. In addition, the demand for high-yield bonds was strong, with broad market support for over $100 billion of new issues. Then came July and August. The economy slowed, stocks dropped and worries about unstable conditions in Asia resurfaced. To further complicate market conditions, Russia had a major financial and political crisis. Investors feared that other emerging and high-yielding markets might also have serious problems waiting to surface. Volatility increased sharply and there was a full-fledged flight to quality as investors sought relatively stable investments, such as U.S. Treasury securities and the household names of large-cap stocks. Clearly, this was not a trend that benefited high-yield corporate bonds. The portfolio was structured with a relatively high proportion of lower quality and deferred-pay bonds, such as zero-coupon and pay-in-kind bonds that don't provide investors with any cash payments until the bonds mature. As a result, the fund underperformed its peer group and the Merrill Lynch index.
Q. WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO DURING THE PERIOD?
A. Going into the period, I was not confident that the U.S. economy could sustain its growth rate because of concerns that weakness in Asia would have a negative effect on the level of business activity. Therefore, I underweighted economically sensitive sectors such as energy, steel, paper and basic industries. In hindsight, while I was upgrading the fund's sector composition, I should have upgraded its structure as well by adding more cash-paying securities.
Q. DO YOU STILL HAVE A POSITIVE OUTLOOK ON THE MEDIA AND TELECOMMUNICATIONS SECTORS?
A. Yes, I do. The fund had between 35% and 45% of its assets invested in those two sectors, which were among the first in the market to show signs of recovery in October. In the media sector, cable television bonds held up reasonably well because of strong underlying franchise and asset values. Cablevision Systems (CSC Holdings), one of the fund's top holdings, performed well, reporting strong financial results in the midst of the market setback. Based in New York, Cablevision owns both distribution and programming assets through a strong cable TV franchise on the East Coast and ownership of Madison Square Garden and all its broadcast rights. The telecommunications sector continued to offer good opportunities as business and retail consumers sought an increasingly broad range of channels for voice and data communication. The fund's largest holding, Nextel, is a well-managed company that dominates a niche market sector by providing nationwide direct-connect wireless service. Unfortunately, Nextel's market performance was disappointing because its bonds all have a deferred-pay structure. During the period, prices of this bond type fell, regardless of companies' fundamental strengths.
Q. WHAT INVESTMENT OPPORTUNITIES DID MARKET CONDITIONS CREATE?
A. Many high-yield bonds dropped further in price than was justified by their fundamental value. This took place because the market's perception of risk outstripped reality. For example, the historical default rate for high-yield bonds is less than 3%, but during August and September high-yield prices incorporated a default rate of about 9%. The fund used the market's indiscriminate selling to make opportunistic purchases, including high-quality oil and gas exploration companies as well as other select cyclical issues. Many of these bonds were trading at prices below their fundamental value. I also added to existing positions at attractive prices.
Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?
A. I believe there is a lot of value in the high-yield market. While I expect volatility to continue over the near-term, I am comfortable with the way the fund is positioned. The high-yield market is not without risk. However, I'm confident that our powerful research team is able to identify and understand the risks, providing the means for me to focus on minimizing the downside by actively managing the portfolio. Right now is a great opportunity to take a disciplined look at a lot of fundamentally strong companies that are trading at prices well below their intrinsic value. After all, when it looked darkest during the bear market of 1990-1991, it turned out to be the best time to buy high-yield bonds.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
TOM SOVIERO ON THE VALUE
OF FUNDAMENTAL ANALYSIS:
"HIGH-YIELD MARKET VOLATILITY ON THE
SCALE THAT WE EXPERIENCED DURING
THE PAST FEW MONTHS EMPHASIZES THE
IMPORTANCE OF FUNDAMENTAL ANALYSIS
- IT IS NEVER MORE MEANINGFUL THAN
WHEN PERCEPTION AND REALITY ARE OUT
OF STEP, CREATING ABUNDANT MARKET
INEFFICIENCIES. OPPORTUNITIES ARE
CREATED WHEN BOND PRICES FALL BELOW
THEIR FUNDAMENTAL VALUES. POTENTIAL
LOSSES ARE CREATED WHEN PRICES DON'T
REFLECT DETERIORATING OPERATING OR
FINANCIAL PERFORMANCE.
"WE HAVE 16 EXPERIENCED,
SECTOR-SPECIALIZED RESEARCH ANALYSTS
WHO FACILITATE OUR ABILITY TO IDENTIFY
AND CAPITALIZE ON WHAT WE CONSIDER
MISPRICED SECURITIES. THEY MAKE
RECOMMENDATIONS TO BUY OR SELL A BOND
BASED ON ANALYZING THE COMPANY'S
FUNDAMENTALS - THE INFORMATION
FOUND ON INCOME STATEMENTS AND
BALANCE SHEETS - AS WELL AS BY
ASSESSING THE COMPANY'S MANAGEMENT
TEAM AND COMPETITIVE POSITION WITHIN
ITS INDUSTRY. USING THIS INFORMATION, THE
ANALYST FORECASTS THE COMPANY'S
REVENUES, CASH FLOWS AND EARNINGS. IN
TURN, I COMPARE OUR VALUATION TO THE
MARKET VALUATION, AS REPRESENTED BY
CURRENT TRADING LEVELS, AS WELL AS TO
THOSE OF OTHER, SIMILAR SECURITIES.
FINALLY, I DECIDE TO BUY OR SELL THE BOND
BASED ON THESE RELATIVE VALUES. AS THE
HIGH-YIELD BOND MARKET HAS MATURED,
THE VOLUME OF NEW ISSUES HAS EXPLODED.
IN THE FIRST SIX MONTHS OF 1998, ABOUT
$117 BILLION OF NEW ISSUES WERE PLACED,
NEARLY MATCHING THE RECORD LEVEL OF
$120 BILLION FOR ALL OF 1997. HAVING
UNPARALLELED RESEARCH EXPERTISE IS
ONE OF OUR GREATEST ASSETS. I BELIEVE IT
GIVES US AN INFORMATION ADVANTAGE THAT
HAS ADDED VALUE OVER TIME, BOTH IN
TERMS OF OUR LOWER-THAN-AVERAGE
DEFAULT RATE EXPERIENCE AND OUR ABILITY
TO MAKE MONEY FOR INVESTORS."
FUND FACTS
GOAL: HIGH CURRENT INCOME BY
INVESTING MAINLY IN HIGH-YIELDING
DEBT SECURITIES WITH AN EMPHASIS
ON LOWER-QUALITY SECURITIES
FUND NUMBER: 455
TRADING SYMBOL: SPHIX
START DATE: AUGUST 29, 1990
SIZE: AS OF OCTOBER 31, 1998,
MORE THAN $2.6 BILLION
MANAGER: TOM SOVIERO, SINCE
1996; ALSO MANAGES INSTITUTIONAL
FUNDS; JOINED FIDELITY IN 1989
(CHECKMARK)


INVESTMENT CHANGES





TOP FIVE HOLDINGS AS OF OCTOBER 31, 1998

(BY ISSUER, EXCLUDING CASH EQUIVALENTS)   % OF FUND'S   % OF FUND'S INVESTMENTS
                                          INVESTMENTS   IN THESE HOLDINGS
                                                        6 MONTHS AGO

NEXTEL COMMUNICATIONS, INC.                5.7           6.2

CSC HOLDINGS, INC.                         4.8           3.3

PATHMARK STORES INC.                       4.0           3.3

IXC COMMUNICATIONS, INC.                   3.2           3.0

NTL, INC.                                  2.6           1.8



TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1998

                                                % OF FUND'S   % OF FUND'S INVESTMENTS
                                                INVESTMENTS   IN THESE MARKET SECTORS
                                                              6 MONTHS AGO

MEDIA & LEISURE                                  31.2          29.4

UTILITIES                                        19.2          19.9

RETAIL & WHOLESALE                               11.6          9.4

BASIC INDUSTRIES                                 4.3           5.3

FINANCE                                          4.2           5.1



QUALITY DIVERSIFICATION AS OF OCTOBER 31, 1998

(MOODY'S RATINGS)                               % OF FUND'S   % OF FUND'S INVESTMENTS
                                                INVESTMENTS   6 MONTHS AGO

AAA, AA, A                                       0.0           0.0

BAA                                              0.3           0.0

BA                                               12.1          8.7

B                                                40.6          45.9

CAA, CA, C                                       17.5          11.3

NOT RATED                                        5.3           5.2


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED
S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT OCTOBER 31, 1998
AND APRIL 30, 1998 ACCOUNT FOR 5.3% AND 5.2% RESPECTIVELY, OF THE
FUND'S INVESTMENTS.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF OCTOBER 31, 1998* AS OF APRIL 30, 1998**

NONCONVERTIBLE
BONDS  71.7%
CONVERTIBLE BONDS,
PREFERRED STOCKS 22.6%
COMMON STOCKS 1.6%
SHORT-TERM
INVESTMENTS 3.0%
OTHER 1.1%
NONCONVERTIBLE
BONDS  67.2%
CONVERTIBLE BONDS,
PREFERRED STOCKS 24.1%
COMMON STOCKS 5.6%
SHORT-TERM
INVESTMENTS 2.6%
OTHER 0.5%
ROW: 1, COL: 1, VALUE: 1.1
ROW: 1, COL: 2, VALUE: 3.0
ROW: 1, COL: 3, VALUE: 1.6
ROW: 1, COL: 4, VALUE: 22.3
ROW: 1, COL: 5, VALUE: 72.0
ROW: 1, COL: 1, VALUE: 0.5
ROW: 1, COL: 2, VALUE: 2.6
ROW: 1, COL: 3, VALUE: 5.6
ROW: 1, COL: 4, VALUE: 24.1
ROW: 1, COL: 5, VALUE: 67.2

* FOREIGN
 INVESTMENTS 7.8%
**FOREIGN
 INVESTMENTS 5.5%


INVESTMENTS OCTOBER 31, 1998 (UNAUDITED)


SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



CORPORATE BONDS - 74.7%

MOODY'S RATINGS (UNAUDITED) (B)                  PRINCIPAL      VALUE (NOTE 1)
                                                 AMOUNT (000S)  (000S)

CONVERTIBLE BONDS - 3.0%

FINANCE - 0.1%

CREDIT & OTHER FINANCE - 0.1%

HIH Capital Ltd. euro 7.5%                 -     $ 4,710        $ 3,014
9/25/06

HEALTH - 0.6%

DRUGS & PHARMACEUTICALS - 0.6%

IVAX Corp. 6.5%                            -      16,030         14,748
11/15/01 (d)

MEDIA & LEISURE - 0.9%

BROADCASTING - 0.8%

International Cabletel, Inc.:

7% 6/15/08 (d)                             Caa1   2,890          3,833

7% 6/15/08                                 Caa1   13,020         17,268

                                                                 21,101

LODGING & GAMING - 0.1%

Signature Resorts, Inc.                    Caa1   3,420          1,744
5.75% 1/15/07

TOTAL MEDIA & LEISURE                                            22,845

PRECIOUS METALS - 0.0%

TVX Gold, Inc. 5% 3/28/02                  -      1,670          1,019

RETAIL & WHOLESALE - 0.7%

RETAIL & WHOLESALE, MISCELLANEOUS - 0.7%

Sunglass Hut International,
Inc.:

5.25% 6/15/03 (d)                          B2     20,520         13,543

5.25% 6/15/03                              B3     8,960          5,914

                                                                 19,457

SERVICES - 0.2%

Veterinary Centers of                      -      5,850          4,651
America, Inc.
5.25% 5/1/06

TECHNOLOGY - 0.4%

COMPUTERS & OFFICE EQUIPMENT - 0.4%

Silicon Graphics, Inc. 5.25%               B1     13,470         10,675
9/1/04

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)                  PRINCIPAL      VALUE (NOTE 1)
                                                 AMOUNT (000S)  (000S)

CONVERTIBLE BONDS - CONTINUED

UTILITIES - 0.1%

CELLULAR - 0.1%

Rogers Communications,                     B2    $ 2,820        $ 1,770
Inc. 2% 11/26/05

TOTAL CONVERTIBLE BONDS                                          78,179

NONCONVERTIBLE BONDS - 71.7%

AEROSPACE & DEFENSE - 0.6%

Argo-Tech Corp. 8.625%                     B3     5,180          4,817
10/1/07

Compass Aerospace Corp.                    Caa1   7,670          7,593
10.125% 4/15/05 (d)

United Defense Industries,                 B3     2,820          2,813
Inc. 8.75% 11/15/07

                                                                 15,223

BASIC INDUSTRIES - 4.1%

CHEMICALS & PLASTICS - 1.6%

AEP Industries, Inc. 9.875%                B2     3,960          3,703
11/15/07

Brunner Mond Group PLC                     B3     4,440          3,818
11% 7/15/08 (d)

Geo Specialty Chemicals,                   B3     5,390          4,932
Inc.
10.125% 8/1/08 (d)

Huntsman Corp. 9.5%                        B2     19,240         18,470
7/1/07 (d)

Koppers Industries, Inc.                   B2     5,180          4,714
9.875% 12/1/07

Moll Industries, Inc. 10.5%                B3     3,560          3,346
7/1/08 (d)

Tekni-Plex, Inc. 9.25%                     B3     3,650          3,559
3/1/08

                                                                 42,542

IRON & STEEL - 1.2%

AK Steel Corp.:

9.125% 12/15/06                            Ba2    670            695

10.75% 4/1/04                              Ba2    9,640          10,122

Metallurg Holdings, Inc. 0%                Caa1   38,400         12,672
7/15/08 (c)(d)

Pohang Iron & Steel Co. Ltd.               Ba1    9,580          7,675
yankee
6.625% 7/1/03

                                                                 31,164

PACKAGING & CONTAINERS - 0.6%

Gaylord Container Corp.:

9.75% 6/15/07                              Caa1   11,480         8,553

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)                  PRINCIPAL      VALUE (NOTE 1)
                                                 AMOUNT (000S)  (000S)

NONCONVERTIBLE BONDS - CONTINUED

BASIC INDUSTRIES - CONTINUED

PACKAGING & CONTAINERS - CONTINUED

Gaylord Container Corp.: -
continued

9.875% 2/15/08                             Caa2  $ 13,030       $ 5,994

Huntsman Packaging Corp.                   B2     2,230          2,130
9.125% 10/1/07

                                                                 16,677

PAPER & FOREST PRODUCTS - 0.7%

Advance Agro PCL 13%                       B3     6,690          4,014
11/15/07 (d)

Container Corp. of America                 B1     7,380          7,159
9.75% 4/1/03

Repap New Brunswick, Inc.                  Caa1   11,130         7,123
yankee
10.625% 4/15/05

                                                                 18,296

TOTAL BASIC INDUSTRIES                                           108,679

CONSTRUCTION & REAL ESTATE - 2.9%

BUILDING MATERIALS - 1.0%

AAF Mcquay, Inc. 8.875%                    B1     6,180          5,778
2/15/03

Airxcel, Inc. 11% 11/15/07                 B3     13,955         12,699

Henry Co. 10% 4/15/08                      B3     3,570          3,374

Holmes Products Corp.                      B3     4,750          4,180
9.875% 11/15/07

                                                                 26,031

CONSTRUCTION - 1.0%

Beazer Homes USA, Inc.                     B1     11,140         10,137
8.875% 4/1/08

Great Lakes Dredge & Dock                  B3     7,920          7,682
Corp.
11.25% 8/15/08 (d)

Webb (Del E.) Corp.                        B2     10,000         9,450
9.375% 5/1/09

                                                                 27,269

REAL ESTATE - 0.9%

LNR Property Corp. 9.375%                  B1     10,400         9,308
3/15/08

Museum Towers LLC 15%                      -      10,000         12,867
11/7/01 (g)

                                                                 22,175

TOTAL CONSTRUCTION & REAL ESTATE                                 75,475

DURABLES - 2.8%

AUTOS, TIRES, & ACCESSORIES - 2.2%

Advance Holding Corp. 0%                   Caa2   6,400          3,456
4/15/09 (c)(d)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)                  PRINCIPAL      VALUE (NOTE 1)
                                                 AMOUNT (000S)  (000S)

NONCONVERTIBLE BONDS - CONTINUED

DURABLES - CONTINUED

AUTOS, TIRES, & ACCESSORIES - CONTINUED

Advance Stores Co., Inc.                   Caa1  $ 10,710       $ 10,282
10.25% 4/15/08 (d)

Breed Technologies, Inc.                   B3     29,760         23,213
9.25% 4/15/08 (d)

Federal-Mogul Corp.                        Ba2    17,630         16,847
7.875% 7/1/10

Oshkosh Truck Co. 8.75%                    B3     4,950          4,604
3/1/08

                                                                 58,402

CONSUMER ELECTRONICS - 0.2%

Windmere-Durable                           B3     4,190          3,520
Holdings, Inc. 10%
7/31/08

HOME FURNISHINGS - 0.1%

Omega Cabinets Ltd. 10.5%                  B3     1,560          1,248
6/15/07

Sealy Mattress Co. 0%                      B3     2,210          1,238
12/15/07 (c)

                                                                 2,486

TEXTILES & APPAREL - 0.3%

WestPoint Stevens, Inc.                    Ba3    8,590          8,697
7.875% 6/15/08

TOTAL DURABLES                                                   73,105

ENERGY - 1.2%

COAL - 0.2%

P&L Coal Holdings Corp.                    Ba3    3,500          3,518
8.875% 5/15/08 (d)

OIL & GAS - 1.0%

Belden & Blake Corp.                       B3     16,670         13,336
9.875% 6/15/07

Chesapeake Energy Corp.                    B1     4,120          3,461
9.625% 5/1/05

Great Lakes Carbon Corp.                   B3     6,820          6,615
10.25% 5/15/08 (d)

Nuevo Energy Co. 8.875%                    B1     340            338
6/1/08

YPF Sociedad Anonima                       Ba3    3,450          3,019
7.75% 8/27/07

                                                                 26,769

TOTAL ENERGY                                                     30,287

FINANCE - 3.6%

CREDIT & OTHER FINANCE - 3.4%

Aames Financial Corp.                      B3     1,430          858
9.125% 11/1/03

Anthony Crane Rentals                      B3     2,490          2,316
LP/Anthony Credit Capital
Corp. 10.375%
8/1/08 (d)

Cellco Finance NV 15%                      B2     13,800         11,247
8/1/05 (d)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)                  PRINCIPAL      VALUE (NOTE 1)
                                                 AMOUNT (000S)  (000S)

NONCONVERTIBLE BONDS - CONTINUED

FINANCE - CONTINUED

CREDIT & OTHER FINANCE - CONTINUED

ContiFinancial Corp.                       Ba3   $ 6,940        $ 4,199
8.125% 4/1/08

Delta Financial Corp. 9.5%                 B3     4,930          2,761
8/1/04

Denbury Management, Inc.                   B3     2,030          1,726
9% 3/1/08

Digital Television Services                B3     15,270         15,423
LLC/ DTS Capital, Inc.
12.5% 8/1/07

GS Escrow Corp. 7.125%                     Ba1    9,090          8,877
8/1/05 (d)

Macsaver Financial                         Ba1    16,660         11,995
Services, Inc. 7.6%
8/1/07

Ocwen Capital Trust                        B2     2,410          1,808
10.875% 8/1/27

PTC International Finance                  B3     3,610          2,112
BV 0% 7/1/07 (c)

SB Treasury Co. LLC 9.4%                   Baa1   10,200         9,180
12/29/49 (d)(e)

Trench Electronics                         B3     10,880         10,010
SA/Trench, Inc.
10.25% 12/15/07

UNICCO Service                             B3     6,520          5,738
Co./UNICCO Finance
Corp. 9.875% 10/15/07

                                                                 88,250

SAVINGS & LOANS - 0.2%

Bank United Corp. 8.875%                   Ba3    6,410          6,282
5/1/07

SECURITIES INDUSTRY - 0.0%

ECM Corp. LP 14%                           -      286            285
6/10/02 (d)

TOTAL FINANCE                                                    94,817

HEALTH - 2.8%

DRUGS & PHARMACEUTICALS - 0.1%

Leiner Health Products, Inc.               B3     1,210          1,222
9.625% 7/1/07

MEDICAL EQUIPMENT & SUPPLIES - 0.2%

CONMED Corp. 9%                            B3     6,000          5,760
3/15/08

MEDICAL FACILITIES MANAGEMENT - 2.5%

Everest Healthcare Services,               B3     5,530          5,267
Inc. 9.75% 5/1/08

Fountain View, Inc. 11.25%                 Caa1   8,890          6,934
4/15/08

Harborside Healthcare                      B3     23,380         11,222
Corp. 0% 8/1/08 (c)(d)

Oxford Health Plans, Inc.                  Caa1   25,490         22,176
11% 5/15/05 (d)

Unilab Corp. 11% 4/1/06                    Caa2   20,955         20,955

                                                                 66,554

TOTAL HEALTH                                                     73,536

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)                  PRINCIPAL      VALUE (NOTE 1)
                                                 AMOUNT (000S)  (000S)

NONCONVERTIBLE BONDS - CONTINUED

INDUSTRIAL MACHINERY & EQUIPMENT - 1.6%

ELECTRICAL EQUIPMENT - 0.6%

Delco Remy International,
Inc.:

8.625% 12/15/07                            B1    $ 9,985        $ 9,636

10.625% 8/1/06                             B2     5,800          5,858

                                                                 15,494

INDUSTRIAL MACHINERY & EQUIPMENT - 1.0%

GSI Group, Inc. 10.25%                     B2     11,380         7,966
11/1/07

International Knife & Saw,                 B3     2,780          2,738
Inc.
11.375% 11/15/06

Roller Bearing Co. of                      B3     5,550          5,037
America, Inc.
9.625% 6/15/07

Roller Bearing Holding, Inc.               -      22,220         11,554
0% 6/15/09 (c)(d)

                                                                 27,295

TOTAL INDUSTRIAL MACHINERY & EQUIPMENT                           42,789

MEDIA & LEISURE - 22.6%

BROADCASTING - 16.7%

ACME Television LLC/ACME                   B3     9,390          6,949
Financial Corp.
0% 9/30/04 (c)

Adelphia Communications
Corp.:

8.375% 2/1/08                              B2     7,560          7,522

9.875% 3/1/07                              B2     22,060         23,604

Ascent Entertainment Group,                B3     20,890         11,803
Inc. 0% 12/15/04 (c)

Benedek Communications                     B3     4,455          2,940
Corp. 0% 5/15/06 (c)

CBS Radio, Inc. 11.375%                    -      4,584          5,318
1/15/09 pay-in-kind

Century Communications
Corp.:

0% 1/15/08                                 Ba3    24,195         11,614

8.375% 12/15/07                            Ba3    9,640          9,953

Citadel Broadcasting Co.                   B3     16,220         17,112
10.25% 7/1/07

Classic Cable, Inc. 9.875%                 B3     2,000          2,020
8/1/08 (d)

Classic Communications,                    Caa1   7,710          4,009
Inc. 0% 8/1/09 unit (c)(d)

Comcast UK Cable Partners                  B2     27,900         21,762
Ltd.
0% 11/15/07 (c)

CSC Holdings, Inc. 7.625%                  Ba2    13,880         12,825
7/15/18

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)                  PRINCIPAL      VALUE (NOTE 1)
                                                 AMOUNT (000S)  (000S)

NONCONVERTIBLE BONDS - CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Diamond Cable
Communications PLC:

yankee 0% 12/15/05 (c)                     Caa1  $ 3,260        $ 2,380

0% 2/15/07 (c)                             Caa1   9,720          6,051

EchoStar Communications                    B2     22,038         21,487
Corp. 0% 6/1/04 (c)

Echostar DBS Corp. 12.5%                   Caa1   8,520          8,712
7/1/02

Echostar Satellite                         B3     41,660         35,828
Broadcasting Corp.
0% 3/15/04 (c)

Falcon Holdings Group
LP/Falcon Funding:

0% 4/15/10 (c)                             B2     17,965         11,857

8.375% 4/15/10                             B2     8,285          8,181

FrontierVision Holdings                    Caa1   20,990         16,949
LP/FrontierVision Holdings
Capital Corp. 0%
9/15/07 (c)

Golden Sky Systems, Inc.                   B3     7,520          7,445
12.375% 8/1/06 (d)

Granite Broadcasting Corp.:

8.875% 5/15/08                             B3     7,190          6,219

10.375% 5/15/05                            B3     8,320          7,946

International Cabletel, Inc.               B3     48,720         37,027
0% 2/1/06 (c)

Iridium Operating                          B3     5,050          3,788
LLC/Iridium Capital Corp.
10.875% 7/15/05

Lenfest Communications, Inc.               B2     2,720          2,727
8.25% 2/15/08

Multicanal SA 10.5%                        Ba3    11,790         8,253
4/15/18

NTL, Inc.:

0% 4/1/08 (c)(d)                           B3     76,555         42,105

11.5% 10/1/08 (d)                          B3     25,780         26,682

Orbital Imaging Corp.                      -      1,440          1,267
11.625% 3/1/05

Pegasus Communications                     B3     2,620          2,384
Corp.
9.625% 10/15/05

Renaissance Media Group                    B3     5,700          3,591
LLC/Renaissance
0% 4/15/08 (c)

Satelites Mexicanos SA de                  B3     7,380          5,018
CV
10.125% 11/1/04 (d)

TCI Communications                         Ba2    5,490          6,588
Financing III
9.65% 3/31/27

Telemundo Holdings, Inc. 0%                Caa1   22,230         11,115
8/15/08 (c)(d)

Telewest Communications                    B+     3,930          4,127
PLC
11.25% 11/1/08 (d)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)                  PRINCIPAL      VALUE (NOTE 1)
                                                 AMOUNT (000S)  (000S)

NONCONVERTIBLE BONDS - CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Telewest PLC:

yankee 0% 10/1/07 (c)                      B1    $ 11,570       $ 9,140

9.625% 10/1/06                             B1     2,560          2,509

                                                                 436,807

ENTERTAINMENT - 1.7%

Bally Total Fitness Holding                B3     7,800          7,137
Corp.
9.875% 10/15/07

Jones International Networks               B3     6,430          5,466
Ltd.
11.75% 7/1/05 (d)

SFX Entertainment, Inc.                    B3     1,390          1,293
9.125% 2/1/08

Town Sports International,                 B2     5,410          4,842
Inc. 9.75% 10/15/04

United Artists Theatre Co.                 Caa1   29,950         27,255
9.75% 4/15/08

                                                                 45,993

LEISURE DURABLES & TOYS - 0.3%

Hedstrom Corp. 10%                         B3     2,470          2,211
6/1/07

Outboard Marine Corp.                      B3     5,640          5,189
10.75% 6/1/08 (d)

                                                                 7,400

LODGING & GAMING - 2.1%

Aladdin Gaming                             Caa2   14,070         3,869
Holdings/Aladdin Capital
Corp. 0% 3/1/10 (c)

Courtyard by Marriott II                   B-     460            462
LP/Courtyard II Finance
Co. 10.75% 2/1/08

HMH Properties, Inc.:

7.875% 8/1/05                              Ba2    3,755          3,661

7.875% 8/1/08                              Ba2    28,680         27,676

KSL Recreation Group, Inc.                 B3     2,400          2,382
10.25% 5/1/07

Signature Resorts, Inc.:

9.25% 5/15/06                              B2     7,400          6,290

9.75% 10/1/07                              B3     15,520         11,640

                                                                 55,980

PUBLISHING - 1.4%

Advanstar Communications,                  B2     15,960         14,843
Inc.
9.25% 5/1/08 (d)

Garden State Newspapers,                   B1     10,237         10,083
Inc. 8.75% 10/1/09

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)                  PRINCIPAL      VALUE (NOTE 1)
                                                 AMOUNT (000S)  (000S)

NONCONVERTIBLE BONDS - CONTINUED

MEDIA & LEISURE - CONTINUED

PUBLISHING - CONTINUED

Perry Judd, Inc. 10.625%                   B3    $ 1,830        $ 1,830
12/15/07

Von Hoffman Press, Inc.                    B3     9,320          9,273
10.375% 5/15/07 (d)

                                                                 36,029

RESTAURANTS - 0.4%

Host Marriott Travel Plazas,               Ba3    11,010         11,010
Inc. 9.5% 5/15/05

TOTAL MEDIA & LEISURE                                            593,219

NONDURABLES - 1.0%

FOODS - 0.7%

Compania de Alimentos                      B1     4,430          2,614
Fargo SA
13.25% 8/1/08 (d)

Del Monte Corp. 12.25%                     Caa1   3,050          3,264
4/15/07

Del Monte Foods Co. 0%                     Caa2   13,440         7,526
12/15/07 (c)

Mastellone Hermanos SA                     B1     9,880          5,928
11.75% 4/1/08

                                                                 19,332

HOUSEHOLD PRODUCTS - 0.3%

AKI, Inc. 10.5% 7/1/08 (d)                 B2     2,510          2,385

Revlon Consumer Products                   B3     5,190          4,723
Corp.
8.625% 2/1/08

                                                                 7,108

TOTAL NONDURABLES                                                26,440

RETAIL & WHOLESALE - 10.2%

APPAREL STORES - 0.1%

Specialty Retailers, Inc. 9%               B2     2,490          2,241
7/15/07

GENERAL MERCHANDISE STORES - 1.1%

K mart Corp.:

7.75% 10/1/12                              Ba2    5,200          5,148

7.95% 2/1/23                               Ba2    5,190          5,119

8.375% 7/1/22                              Ba2    4,502          4,468

12.5% 3/1/05                               Ba2    10,740         13,425

                                                                 28,160

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)                  PRINCIPAL      VALUE (NOTE 1)
                                                 AMOUNT (000S)  (000S)

NONCONVERTIBLE BONDS - CONTINUED

RETAIL & WHOLESALE - CONTINUED

GROCERY STORES - 6.5%

Ameriserve Food                            B3    $ 4,790        $ 3,976
Distribution, Inc.
10.125% 7/15/07

Disco SA 9.875%                            Ba3    14,180         9,713
5/15/08 (d)

Fleming Companies, Inc.                    B3     4,770          4,329
10.625% 7/31/07

Meyer (Fred), Inc. 7.45%                   Ba2    33,570         35,332
3/1/08

Pathmark Stores, Inc.:

0% 11/1/03 (c)                             Caa2   87,866         65,021

9.625% 5/1/03                              Caa1   37,180         36,436

12.625% 6/15/02                            Caa2   2,410          2,302

Star Market Co., Inc. 13%                  B3     11,470         12,158
11/1/04

                                                                 169,267

RETAIL & WHOLESALE, MISCELLANEOUS - 2.5%

Amazon.com, Inc. 0%                        Caa2   50,360         29,335
5/1/08 (c)

Big 5 Corp. 10.875%                        B2     3,120          3,026
11/15/07

Home Interiors & Gifts, Inc.               B2     12,190         11,276
10.125% 6/1/08 (d)

U.S. Office Products Co.                   B3     23,190         18,320
9.75% 6/15/08 (d)

Zale Corp. 8.5% 10/1/07                    Ba3    4,820          4,483

                                                                 66,440

TOTAL RETAIL & WHOLESALE                                         266,108

SERVICES - 2.9%

LEASING & RENTAL - 0.9%

AP Holdings, Inc. 0%                       Caa2   1,870          842
3/15/08 (c)

Apcoa, Inc. 9.25%                          Caa1   12,050         10,725
3/15/08

Hollywood Entertainment                    B3     10,330         9,814
Corp.
10.625% 8/15/04

Renters Choice, Inc. 11%                   B2     3,350          3,241
8/15/08 (d)

                                                                 24,622

PRINTING - 0.6%

Sullivan Graphics, Inc.                    Caa1   16,410         16,246
12.75% 8/1/05

SERVICES - 1.4%

AMRESCO, Inc.:

9.875% 3/15/05                             Caa3   13,200         7,392

10% 3/15/04                                Caa3   3,410          1,841

Iron Mountain, Inc. 8.75%                  B3     1,360          1,343
9/30/09

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)                  PRINCIPAL      VALUE (NOTE 1)
                                                 AMOUNT (000S)  (000S)

NONCONVERTIBLE BONDS - CONTINUED

SERVICES - CONTINUED

SERVICES - CONTINUED

La Petite Academy, Inc./La                 B3    $ 5,480        $ 5,329
Petite Academy Holding
Co. 10% 5/15/08

MSX International, Inc.                    Caa1   7,270          6,398
11.375% 1/15/08

SITEL Corp. 9.25% 3/15/06                  B2     10,100         7,474

Spin Cycle, Inc. 0% 5/1/05                 -      13,000         6,500
unit (c)(d)

                                                                 36,277

TOTAL SERVICES                                                   77,145

TECHNOLOGY - 2.6%

COMMUNICATIONS EQUIPMENT - 0.1%

Intermedia Communications,                 B2     3,150          2,079
Inc.
0% 7/15/07 (c)

COMPUTER SERVICES & SOFTWARE - 0.7%

Anacomp, Inc. 10.875%                      B3     4,800          4,752
4/1/04

Concentric Network Corp.                   -      1,460          1,321
12.75% 12/15/07

Federal Data Corp.                         B3     9,170          8,253
10.125% 8/1/05

ICG Services, Inc. 0%                      -      5,940          2,911
2/15/08 (c)

Inter Act Systems, Inc. 0%                 -      5,650          1,413
8/1/03 (c)

                                                                 18,650

ELECTRONIC INSTRUMENTS - 0.3%

Telecommunications                         B3     9,810          8,339
Techniques Co.
9.75% 5/15/08 (d)

ELECTRONICS - 1.5%

Communications                             B3     2,610          2,297
Instruments, Inc. 10%
9/15/04

Fairchild Semiconductor
Corp.:

10.125% 3/15/07                            B2     14,480         12,598

11.74% 3/15/08                             -      6,050          4,810
pay-in-kind (g)

Insilco Corp. 10.25%                       B3     3,710          3,747
8/15/07

Samsung Electronics                        Ba1    18,480         15,616
America, Inc.
9.75% 5/1/03 (d)

                                                                 39,068

TOTAL TECHNOLOGY                                                 68,136

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)                  PRINCIPAL      VALUE (NOTE 1)
                                                 AMOUNT (000S)  (000S)

NONCONVERTIBLE BONDS - CONTINUED

TRANSPORTATION - 3.5%

AIR TRANSPORTATION - 2.1%

Atlas Air, Inc. 9.25%                      B3    $ 8,850        $ 8,186
4/15/08

Kitty Hawk, Inc. 9.95%                     B1     14,090         13,526
11/15/04

Northwest Airlines, Inc.                   Ba2    11,500         10,465
7.875% 3/15/08

US Air, Inc. 9.625% 2/1/01                 B1     13,510         13,915

US Airways Group, Inc.:

9.625% 9/1/03                              Ba2    5,090          5,179

10.375% 3/1/13                             Ba2    4,810          4,978

                                                                 56,249

RAILROADS - 0.6%

TFM SA de CV:

0% 6/15/09 (c)                             B2     19,095         9,548

10.25% 6/15/07                             B2     6,140          5,188

                                                                 14,736

SHIPPING - 0.8%

Holt Group, Inc. 9.75%                     Caa1   7,050          4,653
1/15/06 (d)

International Shipholding                  Ba3    4,630          4,306
Corp.
7.75% 10/15/07

Stena Line AB 10.625%                      B1     14,760         12,915
6/1/08

                                                                 21,874

TOTAL TRANSPORTATION                                             92,859

UTILITIES - 9.3%

CELLULAR - 3.9%

Cencall Communications                     B2     13,969         13,271
Corp. 0% 1/15/04 (c)

CTI Holdings SA 0%                         B3     11,810         4,783
4/15/08 (c)

McCaw International Ltd. 0%                Caa1   49,130         21,863
4/15/07 (c)

Nextel Communications, Inc.                B2     19,720         20,706
12% 11/1/08 (d)

Nextel International, Inc. 0%              Caa1   14,210         5,258
4/15/08 (c)

PageMart Wireless, Inc. 0%                 Caa2   11,800         5,546
2/1/08 (c)

Paging Network do Brasil                   -      21,830         9,387
SA 13.5% 6/6/05

Rogers Cantel, Inc. yankee:

9.375% 6/1/08                              Ba3    8,230          8,158

9.75% 6/1/16                               Ba3    670            680

Rogers Communications,                     B2     12,750         12,559
Inc. 8.875% 7/15/07

                                                                 102,211

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)                  PRINCIPAL      VALUE (NOTE 1)
                                                 AMOUNT (000S)  (000S)

NONCONVERTIBLE BONDS - CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - 5.4%

Call-Net Enterprises, Inc.:

0% 8/15/08 (c)                             B1    $ 20,400       $ 11,322

8% 8/15/08                                 B1     6,570          6,094

Dobson Wireline Co.                        -      3,330          2,781
12.25% 6/15/08 (d)

Esprit Telecom Group PLC                   Caa1   2,840          2,528
11.5% 12/15/07

GCI, Inc. 9.75% 8/1/07                     B2     2,810          2,627

Global Crossing Holdings                   -      5,610          5,484
Ltd.
9.625% 5/15/08 (d)

GST Network Funding, Inc.                  -      13,770         5,921
0% 5/1/08 (c)(d)

GST Equipment Funding,                     -      17,460         17,111
Inc. 13.25% 5/1/07

GST Telecommunications,                    -      12,520         10,517
Inc.
12.75% 11/15/07

Hyperion                                   B3     5,930          5,782
Telecommunications, Inc.
12.25% 9/1/04

InterAmericas                              -      13,060         6,889
Communications Corp.
14% 10/27/07

IXC Communications, Inc.                   B3     9,350          9,233
9% 4/15/08

McLeodUSA, Inc.:

0% 3/1/07 (c)                              B2     24,970         17,729

8.375% 3/15/08                             B2     5,420          5,217

MetroNet Communications                    B3     8,500          4,633
Corp.
0% 6/15/08 (c)

Viatel, Inc.:

0% 4/15/08 (c)                             Caa1   39,440         19,128

11.25% 4/15/08                             Caa1   8,750          7,875

                                                                 140,871

TOTAL UTILITIES                                                  243,082

TOTAL NONCONVERTIBLE BONDS                                       1,880,900

TOTAL CORPORATE BONDS                                            1,959,079
(Cost $2,169,933)


ASSET-BACKED SECURITIES - 0.6%

MOODY'S RATINGS (UNAUDITED) (B)        PRINCIPAL      VALUE (NOTE 1)
                                       AMOUNT (000S)  (000S)

Airplanes Pass Through Trust      Ba2  $ 15,040       $ 15,491
10.875% 3/15/19
(Cost $15,799)

COMMERCIAL MORTGAGE SECURITIES - 0.5%



Resolution Trust Corp. Series           Ba3   2,744    2,277
1991-M2
Class A-3, 7.2498%
9/25/20 (e)

Structured Asset Securities             -     13,040   11,416
Corp. Series 1996-CFL
Class G, 7.75%
2/25/28 (d)

TOTAL COMMERCIAL MORTGAGE                              13,693
SECURITIES
(Cost $13,096)

COMMON STOCKS - 1.6%

                                          SHARES

BASIC INDUSTRIES - 0.2%

CHEMICALS & PLASTICS - 0.1%

Trivest 1992 Special Fund                  13.6        1,566
Ltd. (a)(f)

PACKAGING & CONTAINERS - 0.1%

Crown Packaging Holdings                   4,576       2
Ltd. warrants
10/15/03 (a)

Gaylord Container Corp.                    941,000     2,823
Class A (a)

                                                       2,825

TOTAL BASIC INDUSTRIES                                 4,391

DURABLES - 0.1%

HOME FURNISHINGS - 0.0%

Polyvision Corp. (a)                       37,283      63

TEXTILES & APPAREL - 0.1%

Arena Brands Holdings                      143,778     3,594
Corp. Class B

Hat Brands, Inc. (a)(g)                    1,500,000   0

                                                       3,594

TOTAL DURABLES                                         3,657

ENERGY - 0.0%

OIL & GAS - 0.0%

Chesapeake Energy Corp.                    100,000     194

COMMON STOCKS - CONTINUED

                                          SHARES      VALUE (NOTE 1)
                                                      (000S)

FINANCE - 0.1%

SAVINGS & LOANS - 0.1%

Golden State Bancorp, Inc.                 87,800     $ 1,685

Golden State Bancorp, Inc.                 87,800      428
warrants 1/1/01 (a)

                                                       2,113

SECURITIES INDUSTRY - 0.0%

ECM Corp. LP (d)                           5,400       475

TOTAL FINANCE                                          2,588

MEDIA & LEISURE - 0.2%

BROADCASTING - 0.0%

Loral Orion Network                        15,350      121
Systems, Inc. warrants
1/15/07
(CV ratio .47) (a)

Orbital Imaging Corp.                      1,440       14
warrants 3/1/05 (a)(d)

                                                       135

ENTERTAINMENT - 0.0%

Alliance Gaming                            17,753      31
Corp. (a)(g)

LODGING & GAMING - 0.2%

Aladdin Gaming                             140,700     1
Enterprises, Inc. warrants
3/1/10 (a)(d)

Prime Hospitality Corp. (a)                450,000     4,106

                                                       4,107

PUBLISHING - 0.0%

PRIMEDIA, Inc. (a)                         33,600      363

TOTAL MEDIA & LEISURE                                  4,636

NONDURABLES - 0.0%

BEVERAGES - 0.0%

Stroh Brewery Co. warrants                 9,400       34
7/1/01 (a)

RETAIL & WHOLESALE - 0.3%

APPAREL STORES - 0.0%

Lamonts Apparel, Inc.:

Class A warrants                           94,252      24
1/31/08 (a)

Class A (a)                                157,963     59

Class B warrants                           33,095      8
1/31/08 (a)

                                                       91

COMMON STOCKS - CONTINUED

                                          SHARES      VALUE (NOTE 1)
                                                      (000S)

RETAIL & WHOLESALE - CONTINUED

GROCERY STORES - 0.2%

Hannaford Brothers Co.                     140,200    $ 6,143

RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%

Metals USA, Inc. (a)                       200,000     1,988

TOTAL RETAIL & WHOLESALE                               8,222

SERVICES - 0.0%

LEASING & RENTAL - 0.0%

Hollywood Entertainment                    8,200       125
Corp. (a)

TECHNOLOGY - 0.0%

COMPUTER SERVICES & SOFTWARE - 0.0%

Concentric Network Corp.                   4,460       388
warrants 12/15/07 (a)(d)

Inter Act Systems, Inc.                    5,650       1
warrants 8/1/03 (a)(d)

                                                       389

TRANSPORTATION - 0.0%

AIR TRANSPORTATION - 0.0%

CHC Helicopter Corp. Class                 30,960      0
A warrants 12/15/00 (a)

UTILITIES - 0.7%

CELLULAR - 0.0%

Clearnet Communications,                   24,750      99
Inc. warrants 9/15/05 (a)

ESAT Holdings Ltd. warrants                3,900       98
2/1/07 (a)

McCaw International Ltd.                   64,950      325
warrants 4/15/07 (a)(d)

Paging Brazil Holding Co.                  1,590       0
LLC Class B (a)

Price Communications Corp.                 12,074      391
warrants 8/1/07 (a)(g)

                                                       913

TELEPHONE SERVICES - 0.7%

Hyperion                                   48,480      473
Telecommunications, Inc.
Class A (a)

InterAmericas
Communications Corp.:

warrants 10/27/07 (a)(d)                   173,250     43

COMMON STOCKS - CONTINUED

                                          SHARES      VALUE (NOTE 1)
                                                      (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

InterAmericas
Communications Corp.: -
continued

warrants 10/27/07 (a)                      283,850    $ 71

IXC Communications, Inc.                   415,400     16,097

                                                       16,684

TOTAL UTILITIES                                        17,597

TOTAL COMMON STOCKS                                    41,833
(Cost $63,839)

PREFERRED STOCKS - 19.6%



CONVERTIBLE PREFERRED STOCKS - 1.5%

ENERGY - 0.1%

OIL & GAS - 0.1%

Chesapeake Energy Corp.                       36,600    714
$3.50 (a)(d)

HEALTH - 0.4%

MEDICAL FACILITIES MANAGEMENT - 0.4%

Laboratory Corp. of                           211,000   9,706
America Holdings Series
A, $4.25

INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%

ELECTRICAL EQUIPMENT - 0.0%

Ampex Corp. 8%                                389       607
non-cumulative (a)

MEDIA & LEISURE - 0.5%

BROADCASTING - 0.3%

EchoStar Communications                       133,000   8,047
Corp. $3.375

Granite Broadcasting Corp.                    16,300    428
$1.9375

                                                        8,475

LODGING & GAMING - 0.2%

Host Marriott Financial Trust                 115,700   4,722
$3.375 QUIPS (d)

TOTAL MEDIA & LEISURE                                   13,197

UTILITIES - 0.5%

CELLULAR - 0.1%

SkyTel Communications, Inc.                   75,900    1,992
$2.25 (a)

PREFERRED STOCKS - CONTINUED

                                             SHARES    VALUE (NOTE 1)
                                                       (000S)

CONVERTIBLE PREFERRED STOCKS - CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - 0.4%

IXC Communications, Inc.:

$3.375 (a)(d)                                 98,600   $ 3,543

$3.375 (a)                                    210,400   7,561

                                                        11,104

TOTAL UTILITIES                                         13,096

TOTAL CONVERTIBLE PREFERRED STOCKS                      37,320

NONCONVERTIBLE PREFERRED STOCKS - 18.1%

CONSTRUCTION & REAL ESTATE - 1.0%

REAL ESTATE INVESTMENT TRUSTS - 1.0%

California Federal Preferred                  666,190   17,154
Capital Corp. $2.28

Crown America Realty Trust                    41,800    2,074
Series A, $5.50

Walden Residential                            318,700   7,171
Properties, Inc. $2.30

                                                        26,399

FINANCE - 0.4%

INSURANCE - 0.4%

American Annuity Group                        10,430    9,286
Capital Trust II 8.75% (a)

SIG Capital Trust I 9.5%                      3,120     2,436

                                                        11,722

HEALTH - 0.4%

MEDICAL FACILITIES MANAGEMENT - 0.4%

Harborside Healthcare                         11,478    10,273
Corp. 13.50% (a)(d)

INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%

ELECTRICAL EQUIPMENT - 0.0%

Ampex Corp. 8%                                851       1,328
non-cumulative (a)

MEDIA & LEISURE - 7.0%

BROADCASTING - 5.9%

Adelphia Communications                       83,042    9,571
Corp. $13.00

Citadel Broadcasting Co.                      69,976    7,907
Series B, 13.25%
pay-in-kind

CSC Holdings, Inc. Series H,                  377,114   41,483
11.75% pay-in-kind

CSC Holdings, Inc. 11.125%                    641,586   69,612
pay-in-kind

PREFERRED STOCKS - CONTINUED

                                             SHARES    VALUE (NOTE 1)
                                                       (000S)

NONCONVERTIBLE PREFERRED STOCKS - CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Echostar Communications                       6,906    $ 6,492
Corp. 12.125%
pay-in-kind

Granite Broadcasting Corp.                    24,597    19,678
12.75% pay-in-kind

                                                        154,743

PUBLISHING - 1.1%

PRIMEDIA, Inc.:

$9.20                                         66,800    6,263

8.625% (a)                                    92,170    8,480

Series D, $10.00                              130,270   12,864

                                                        27,607

TOTAL MEDIA & LEISURE                                   182,350

RETAIL & WHOLESALE - 0.4%

GROCERY STORES - 0.4%

Supermarkets General                          524,488   11,539
Holdings Corp. $3.52
pay-in-kind (a)

TECHNOLOGY - 0.3%

COMMUNICATIONS EQUIPMENT - 0.3%

Intermedia Communications,                    6,822     6,958
Inc. 13.5% pay-in-kind

UTILITIES - 8.6%

CELLULAR - 4.9%

Nextel Communications,
Inc.:

11.125% pay-in-kind                           45,603    38,307

Series D, 13% pay-in-kind                     95,258    90,480

                                                        128,787

TELEPHONE SERVICES - 3.7%

e.spire Communications, Inc.                  4,683     3,184
12.75% pay-in-kind

Hyperion                                      12,908    8,003
Telecommunication, Inc.
12.875% pay-in-kind

IXC Communications, Inc.                      45,538    46,449
12.5% pay-in-kind

PREFERRED STOCKS - CONTINUED

                                             SHARES    VALUE (NOTE 1)
                                                       (000S)

NONCONVERTIBLE PREFERRED STOCKS - CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

NEXTLINK Communications,                      771,807  $ 36,275
Inc. 14% pay-in-kind

Viatel, Inc. 10% (a)(d)                       24,186    1,451

                                                        95,362

TOTAL UTILITIES                                         224,149

TOTAL NONCONVERTIBLE PREFERRED                          474,718
STOCKS

TOTAL PREFERRED STOCKS                                  512,038
(Cost $560,350)

CASH EQUIVALENTS - 3.0%



Investments in repurchase         79,489   79,477
agreements (U.S. Treasury
obligations), in a joint
trading account at 5.39%,
dated 10/30/98 due
11/2/98
(Cost $79,477)

TOTAL INVESTMENT IN SECURITIES            $ 2,621,611
- 100%
(Cost $2,902,494)

SECURITY TYPE ABBREVIATIONS
QUIPS - Quarterly Income Preferred
  Securities
LEGEND
(a) Non-income producing
(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $506,799,000 or 19.2% of net assets.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Share amount represents number of units held.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
SECURITY          ACQUISTION DATE    ACQUISITION COST (000S)

Alliance Gaming   7/28/98            $ -
 Corp.

Fairchild         4/3/97 to 9/15/98  $ 5,411
 Semiconductor
 Corp. 11.74%
 3/15/08
 pay-in-kind

Hat Brands, Inc.  2/22/94            $ 1,500

Museum Towers     11/7/96            $ 10,000
 LLC 15%
 11/7/01

Price             7/31/97            $ 118
 Communications
 Corp. warrants
 8/1/07

OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        0.0%   AAA, AA, A    0.0%

Baa               0.3%   BBB           0.4%

Ba                12.1%  BB            13.5%

B                 40.4%  B             40.7%

Caa               17.5%  CCC           14.1%

                         D             0.0%

The percentage not rated by Moody's or S&P amounted to 5.3%. FMR has determined that unrated debt securities that are lower quality account for 5.3% of the total value of investment in securities.
INCOME TAX INFORMATION
At October 31, 1998, the aggregate cost of investment securities for income tax purposes was $2,902,804,000. Net unrealized depreciation aggregated $281,193,000, of which $53,299,000 related to appreciated investment securities and $334,492,000 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) OCTOBER 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                                $ 2,621,611
AGREEMENTS OF $79,477) (COST $2,902,494) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                                     56

RECEIVABLE FOR INVESTMENTS SOLD                                                          34,554

RECEIVABLE FOR FUND SHARES SOLD                                                          8,401

DIVIDENDS RECEIVABLE                                                                     112

INTEREST RECEIVABLE                                                                      44,159

REDEMPTION FEES RECEIVABLE                                                               5

OTHER RECEIVABLES                                                                        1,145

 TOTAL ASSETS                                                                            2,710,043

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                             $ 65,290

PAYABLE FOR FUND SHARES REDEEMED                                               3,461

DISTRIBUTIONS PAYABLE                                                          4,274

ACCRUED MANAGEMENT FEE                                                         1,719

OTHER PAYABLES AND ACCRUED EXPENSES                                            35

 TOTAL LIABILITIES                                                                       74,779

NET ASSETS                                                                              $ 2,635,264

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                         $ 2,907,058

UNDISTRIBUTED NET INVESTMENT INCOME                                                      31,346

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                                    (22,257)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                (280,883)

NET ASSETS, FOR 229,105 SHARES OUTSTANDING                                              $ 2,635,264

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                                     $11.50
PER SHARE ($2,635,264 (DIVIDED BY) 229,105 SHARES)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                              $ 30,923
DIVIDENDS

INTEREST                                                                        118,004

 TOTAL INCOME                                                                   148,927

EXPENSES

MANAGEMENT FEE                                                       $ 12,115

NON-INTERESTED TRUSTEES' COMPENSATION                                 6

 TOTAL EXPENSES BEFORE REDUCTIONS                                     12,121

 EXPENSE REDUCTIONS                                                   (37)      12,084

NET INVESTMENT INCOME                                                           136,843

REALIZED AND UNREALIZED GAIN (LOSS)                                             (20,931)
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                         (437,399)
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                                 (458,330)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                $ (321,487)
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     SIX MONTHS ENDED  YEAR ENDED
                                                         OCTOBER 31, 1998  APRIL 30,
                                                         (UNAUDITED)       1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 136,843         $ 206,812
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 (20,931)          113,076

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (437,399)         133,806

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (321,487)         453,694
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (132,858)         (198,653)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (70,850)          (53,156)

 TOTAL DISTRIBUTIONS                                      (203,708)         (251,809)

SHARE TRANSACTIONS                                        617,454           1,343,139
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                            170,864           213,041

 COST OF SHARES REDEEMED                                  (768,567)         (510,542)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          19,751            1,045,638
FROM SHARE TRANSACTIONS

REDEMPTION FEES                                           2,094             1,071

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (503,350)         1,248,594

NET ASSETS

 BEGINNING OF PERIOD                                      3,138,614         1,890,020

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 2,635,264       $ 3,138,614
INCOME OF $31,346 AND $27,361, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                     48,662            100,971

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  13,311            16,196

 REDEEMED                                                 (62,890)          (38,546)

 NET INCREASE (DECREASE)                                  (917)             78,621


FINANCIAL HIGHLIGHTS
     SIX MONTHS ENDED   YEARS ENDED APRIL 30,
     OCTOBER 31, 1998

     (UNAUDITED)        1998                   1997  1996  1995  1994


SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 13.640    $ 12.480  $ 12.510  $ 11.990  $ 11.880  $ 12.220
BEGINNING OF PERIOD

INCOME FROM INVESTMENT         .573 D      1.133 D   1.054 D   1.099     1.076     1.101
OPERATIONS
NET INVESTMENT INCOME

 NET REALIZED AND              (1.869)     1.431     .192      .723      .139      .357
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT         (1.296)     2.564     1.246     1.822     1.215     1.458
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           (.553)      (1.100)   (1.033)   (1.190)   (.927)    (.976)
 INCOME

 IN EXCESS OF NET              -           -         -         -         (.109)    (.078)
 INVESTMENT INCOME

 FROM NET REALIZED GAIN        (.300)      (.310)    (.250)    (.087)    (.080)    (.790)

 IN EXCESS OF NET              -           -         -         (.033)    -         -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.853)      (1.410)   (1.283)   (1.310)   (1.116)   (1.844)

REDEMPTION FEES ADDED          .009        .006      .007      .008      .011      .046
TO PAID IN CAPITAL

NET ASSET VALUE,              $ 11.500    $ 13.640  $ 12.480  $ 12.510  $ 11.990  $ 11.880
END OF PERIOD

TOTAL RETURN B, C              (9.91)%     21.62%    10.57%    16.06%    11.07%    12.70%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 2,635     $ 3,139   $ 1,890   $ 1,355   $ 810     $ 641
PERIOD (IN MILLIONS)

RATIO OF EXPENSES TO           .80% A      .80%      .80%      .80%      .80%      .75%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .79% A, E   .80%      .80%      .79% E    .80%      .75%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT        8.98% A     8.57%     8.51%     8.85%     8.41%     8.07%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        74% A       85%       102%      170%      172%      213%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE FORMER ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity High Income Fund (the fund) (formerly Spartan High Income
Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, foreign currency transactions, market discount, partnerships and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 270 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $18,099,000 or 0.7% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,073,998,000 and $1,150,274,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .80% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $4,000 for the period. Effective June 27, 1998, these transaction fees were eliminated.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $3,200 for the period.
5. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $37,000 under these arrangements.
INVESTMENT ADVISER
Fidelity Management & Research Company Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
Thomas Soviero, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Income
High Income
Intermediate Bond
Intermediate Government Income
International Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(Registered trademark) Ginnie Mae
Spartan Government Income
Spartan Investment Grade Bond
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Strategic Income
Target Timeline 1999, 2001 & 2003
SM
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE
* INDEPENDENT TRUSTEES

(2_FIDELITY_LOGOS)FIDELITY

INVESTMENT GRADE BOND
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             7   THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  22  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 26  NOTES TO THE FINANCIAL STATEMENTS.

DISTRIBUTIONS         30


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998       PAST 6  PAST 1  PAST 5  PAST 10
                                     MONTHS  YEAR    YEARS   YEARS

FIDELITY INVESTMENT GRADE BOND       4.33%   8.06%   30.75%  133.28%

LB AGGREGATE BOND                    5.55%   9.34%   40.39%  137.66%

INTERMEDIATE INVESTMENT GRADE DEBT   4.58%   7.94%   34.43%  121.41%
FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 239 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998       PAST 1  PAST 5  PAST 10
                                     YEAR    YEARS   YEARS

FIDELITY INVESTMENT GRADE BOND       8.06%   5.51%   8.84%

LB AGGREGATE BOND                    9.34%   7.02%   9.04%

INTERMEDIATE INVESTMENT GRADE DEBT   7.94%   6.09%   8.25%
 FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Investment Grade Bond       LB Aggregate Bond
             00026                       LB001
  1988/10/31      10000.00                    10000.00
  1988/11/30       9910.44                     9878.00
  1988/12/31       9939.28                     9888.87
  1989/01/31      10043.32                    10031.27
  1989/02/28      10025.17                     9959.04
  1989/03/31      10085.43                    10001.86
  1989/04/30      10268.23                    10210.90
  1989/05/31      10484.70                    10479.45
  1989/06/30      10810.00                    10798.03
  1989/07/31      11060.80                    11028.02
  1989/08/31      10888.08                    10864.81
  1989/09/30      10921.01                    10920.22
  1989/10/31      11141.91                    11188.86
  1989/11/30      11220.88                    11295.15
  1989/12/31      11231.42                    11325.65
  1990/01/31      11079.75                    11190.87
  1990/02/28      11108.32                    11226.68
  1990/03/31      11108.00                    11234.54
  1990/04/30      11019.16                    11131.18
  1990/05/31      11318.81                    11460.67
  1990/06/30      11490.22                    11645.18
  1990/07/31      11661.30                    11805.89
  1990/08/31      11505.59                    11647.69
  1990/09/30      11572.96                    11744.36
  1990/10/31      11467.62                    11893.52
  1990/11/30      11714.66                    12149.23
  1990/12/31      11912.66                    12338.76
  1991/01/31      12035.54                    12491.76
  1991/02/28      12224.53                    12597.94
  1991/03/31      12381.89                    12684.86
  1991/04/30      12541.56                    12821.86
  1991/05/31      12630.33                    12896.23
  1991/06/30      12628.89                    12889.78
  1991/07/31      12796.72                    13068.95
  1991/08/31      13115.99                    13351.23
  1991/09/30      13397.65                    13622.26
  1991/10/31      13531.16                    13773.47
  1991/11/30      13662.84                    13900.19
  1991/12/31      14165.87                    14313.02
  1992/01/31      13988.51                    14118.37
  1992/02/29      14100.15                    14210.14
  1992/03/31      14075.93                    14130.56
  1992/04/30      14125.25                    14232.30
  1992/05/31      14416.68                    14501.29
  1992/06/30      14585.32                    14701.41
  1992/07/31      15020.36                    15001.32
  1992/08/31      15155.14                    15152.83
  1992/09/30      15289.29                    15333.15
  1992/10/31      15079.78                    15129.22
  1992/11/30      15093.73                    15132.24
  1992/12/31      15343.70                    15372.85
  1993/01/31      15703.20                    15668.00
  1993/02/28      16097.31                    15942.19
  1993/03/31      16246.23                    16009.15
  1993/04/30      16332.37                    16121.22
  1993/05/31      16419.05                    16142.17
  1993/06/30      16849.38                    16434.35
  1993/07/31      17108.89                    16528.02
  1993/08/31      17582.17                    16817.26
  1993/09/30      17632.67                    16862.67
  1993/10/31      17841.97                    16925.06
  1993/11/30      17691.19                    16781.20
  1993/12/31      17833.79                    16871.82
  1994/01/31      18112.59                    17099.59
  1994/02/28      17521.74                    16802.05
  1994/03/31      17008.30                    16387.04
  1994/04/30      16878.97                    16255.95
  1994/05/31      16908.82                    16254.32
  1994/06/30      16814.73                    16218.56
  1994/07/31      17079.48                    16541.31
  1994/08/31      17131.53                    16561.16
  1994/09/30      16987.98                    16317.71
  1994/10/31      16920.86                    16303.02
  1994/11/30      16972.63                    16267.16
  1994/12/31      16879.29                    16379.40
  1995/01/31      17075.21                    16703.71
  1995/02/28      17312.79                    17101.26
  1995/03/31      17413.29                    17205.58
  1995/04/30      17660.46                    17446.46
  1995/05/31      18289.99                    18121.64
  1995/06/30      18412.12                    18253.92
  1995/07/31      18359.09                    18213.77
  1995/08/31      18540.24                    18434.15
  1995/09/30      18718.51                    18612.96
  1995/10/31      18976.89                    18854.93
  1995/11/30      19234.04                    19137.76
  1995/12/31      19497.33                    19405.68
  1996/01/31      19630.28                    19533.76
  1996/02/29      19277.81                    19193.87
  1996/03/31      19144.86                    19059.52
  1996/04/30      19006.49                    18952.78
  1996/05/31      18977.67                    18914.88
  1996/06/30      19193.87                    19168.34
  1996/07/31      19247.16                    19220.09
  1996/08/31      19217.33                    19187.42
  1996/09/30      19517.30                    19521.28
  1996/10/31      19930.62                    19954.65
  1996/11/30      20286.66                    20295.88
  1996/12/31      20086.83                    20107.12
  1997/01/31      20138.80                    20169.46
  1997/02/28      20181.34                    20219.88
  1997/03/31      19948.28                    19995.44
  1997/04/30      20227.09                    20295.37
  1997/05/31      20395.61                    20488.18
  1997/06/30      20648.47                    20731.99
  1997/07/31      21195.68                    21291.75
  1997/08/31      21012.97                    21110.77
  1997/09/30      21298.25                    21423.21
  1997/10/31      21588.59                    21733.85
  1997/11/30      21642.40                    21833.82
  1997/12/31      21875.76                    22054.34
  1998/01/31      22163.51                    22336.64
  1998/02/28      22172.18                    22318.77
  1998/03/31      22252.21                    22394.65
  1998/04/30      22359.95                    22511.11
  1998/05/31      22561.38                    22724.96
  1998/06/30      22731.46                    22918.12
  1998/07/31      22780.15                    22966.25
  1998/08/31      22984.12                    23340.60
  1998/09/30      23498.57                    23886.77
  1998/10/30      23327.69                    23766.17
IMATRL PRASUN   SHR__CHT 19981031 19981104 150813 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Investment Grade Bond Fund on October 31, 1988. As the chart shows, by October 31, 1998, the value of the investment would have grown to $23,328 - a 133.28% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $23,766 - a 137.66% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

                  SIX MONTHS   YEARS ENDED APRIL 30,
                  ENDED
                  OCTOBER 31,

                  1998         1998                    1997    1996   1995    1994

DIVIDEND RETURNS  2.96%        6.55%                   6.70%   6.77%  6.99%   6.92%

CAPITAL RETURNS   1.37%         3.99%                  -0.28%  0.85%  -2.36%  -3.57%


TOTAL RETURNS  4.33%  10.54%  6.42%  7.62%  4.63%  3.35%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998  PAST 1       PAST 6        PAST 1
                                MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE             3.55(CENTS)  21.27(CENTS)  42.92(CENTS)

ANNUALIZED DIVIDEND RATE        5.63%        5.73%         5.86%

30-DAY ANNUALIZED YIELD         5.47%        -             -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $7.43 over the past one month, $7.36 over the past six months and $7.33 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Volatility in overseas markets,
combined with two interest-rate cuts
by the Federal Reserve Board,
provided the backdrop for solid
gains in the bond market during the
six months that ended October 31,
1998.  The Lehman Brothers
Aggregate Bond Index - a broad
measure of the U.S. taxable
investment-grade bond market -
returned 5.55% during the period.
Global market volatility, low interest
rates and a sharp decline in stock
prices sent U.S. Treasury yields -
which move in the opposite direction
of bond prices - to their lowest
levels in 30 years.  Investors' fears
resulted in an extreme flight to
quality that helped Treasuries
outperform all other sectors of the
bond market.  Despite signs of
strength in the U.S. economy and the
lack of inflationary pressures,
corporate and mortgage-bond
investors did not fare as well.  During
the six-month period, the Lehman
Brothers Corporate Bond Index
returned 4.00%, while the Lehman
Brothers Mortgage Backed Securities
Index returned 3.68%.  Late in the
period, the Group of Seven leading
industrial nations eased global
market concerns with
announcements that the International
Monetary Fund would establish a
precautionary line of credit to help
certain countries avert financial
crises.  In response, equity markets
rallied and a reduced demand for
safety caused the bond market to
stumble.  Despite weakness during
October, the yield on the benchmark
30-year Treasury closed at 5.15%.
An interview with Kevin Grant, Portfolio Manager of Fidelity Investment Grade Bond Fund
Q. HOW DID THE FUND PERFORM, KEVIN?
A. For the six months that ended October 31, 1998, the fund had a total return of 4.33%. In comparison, the intermediate investment grade debt funds average tracked by Lipper Analytical Services returned 4.58%. The fund also lagged the Lehman Brothers Aggregate Bond Index, which returned 5.55% during the same period. For the 12-month period that ended October 31, 1998, the fund posted a total return of 8.06%, while the Lipper average returned 7.94% and the Lehman Brothers index returned 9.34%.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S UNDERPERFORMANCE OF THE LEHMAN BROTHERS INDEX?
A. Historically, the fund is overweighted in corporate bonds as well as in mortgage and asset-backed securities compared to Treasury bonds. The Lehman Brothers Aggregate Bond Index tends to have over 20% of its assets in short- and intermediate-maturity Treasuries. For many years, we've been able to replace the short-term Treasuries that the fund would ordinarily hold with short-term, high-grade corporate bonds. Over the long haul, the yield advantage of the short-term corporate bonds helps generate higher total return than government bonds. However, in an environment like we experienced in August and September, the markets seemed to care only about government-guaranteed bonds, and Treasuries benefited from a massive flight to quality. While this situation was good for Treasury bonds, it caused the fund to underperform the Lehman Brothers Aggregate Bond Index.
Q. WHAT OTHER FACTORS INFLUENCED THE FUND'S PERFORMANCE?
A. During most of the period, we witnessed an extreme demand for safety that we haven't seen since the 1987 market crash. Toward the end of the period, however, two interest-rate cuts by the Federal Reserve Board, most notably the surprise rate cut on October 15, were instrumental in changing market sentiment. The market seemed to believe that the Fed would not let the economy slide into recession and it was willing to act aggressively to prevent an economic downturn. At the end of the period, the federal funds rate - the overnight interbank loan rate - stood at 5.00%, yet the yield on the two-year Treasury dropped to approximately 4.25%, while their prices went up. This yield spread - or divergence - in interest rates told us that the bond market believed the Federal Reserve would cut rates further. This may or may not come to pass, but it's clear that the market is very concerned about the potential for recession over the next few quarters.
Q. WHAT WAS YOUR STRATEGY DURING THE PERIOD?
A. During most of the year, I felt the mortgage securities market was expensive relative to Treasuries and I kept the fund's position close to the index. As it turns out, we experienced a massive re-pricing of these securities and the mortgage market was much cheaper as the period drew to a close. In fact, over the past eight to 10 years, mortgage rates have ranged anywhere from 80 to 130 basis points higher than the 10-year Treasury bond. At the end of September, the yield spread between Ginnie Mae Mortgage bonds and the 10-year Treasury was over 200 basis points.
Q. DID YOU TAKE ANY ACTION AT THAT POINT?
A. I did. As a result, I increased the fund's position in mortgage securities to take advantage of the interest-rate advantage over Treasuries. Additionally, the fund held approximately 35% of its investments in corporate bonds during the period. This sector was contributing to performance until we had the massive flight to quality
- and to Treasuries - at the end of the summer. The fund's overweighted position in corporate bonds relative to the index hurt performance.
Q. WHAT'S YOUR OUTLOOK?
A. I think we need to take a cautious view. However, with the federal funds rate now at 5.00%, combined with the Federal Reserve Board's recent bias to ease rates, there are more reasons to be optimistic. At the same time, I have positioned the fund relatively defensively because I believe it may take some time before corporate America returns to a solid growth path. The underlying economy seems to be in good shape, however, and we are beginning to see a light at the end of the tunnel. Corporate bonds will continue to be a focus for the fund. While the corporate bond market did not rebound overnight in reaction to the rate cuts, liquidity has improved and these bonds have recovered somewhat relative to Treasuries. Over the longer term, we may experience a continuation of this trend, which can create opportunities for the fund. I will continue to look closely at mortgage securities and may look to add to the fund's position. I see value in the mortgage market, particularly in those bonds with high-quality Aaa ratings. While there is prepayment or refinancing risk with mortgages, at current interest rate levels we are better compensated for prepayment risk than at any time in recent years.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
KEVIN GRANT ON THE FUND'S
BENCHMARK, THE LEHMAN
BROTHERS AGGREGATE BOND
INDEX AND ITS ROLE IN THE
MANAGEMENT OF THE FUND:
"THE LEHMAN BROTHERS AGGREGATE
BOND INDEX - A MARKET VALUE
WEIGHTED BENCHMARK OF
INVESTMENT-GRADE FIXED-RATE DEBT
ISSUES WITH MATURITIES OF AT LEAST
ONE YEAR - PLAYS A VERY IMPORTANT
ROLE IN THE MANAGEMENT OF THE
FUND. IT'S THE FUND'S BENCHMARK
INDEX AND INCLUDES MOST OF THE
UNIVERSE OF INVESTMENT-GRADE
BONDS WITH MATURITIES OF ONE
YEAR OR MORE. I USE THE INDEX AS A
GUIDELINE FOR THE STRUCTURE OF THE
OVERALL BOND MARKET, MANAGING THE
FUND TO BE GENERALLY AS SENSITIVE
TO CHANGES IN INTEREST RATES AS THE
INDEX. IN ADDITION, I REFER TO THE
INDEX WHEN DECIDING HOW TO
ALLOCATE ASSETS AMONG DIFFERENT
MATURITIES AND MARKET SECTORS -
SUCH AS CORPORATE, MORTGAGE OR
GOVERNMENT SECURITIES - BASED ON
MY VIEW OF THE RELATIVE VALUE OF
EACH MATURITY OR SECTOR."
FUND FACTS
GOAL: HIGH CURRENT INCOME, BY
INVESTING MAINLY IN
INVESTMENT-GRADE DEBT
SECURITIES
FUND NUMBER: 026
TRADING SYMBOL: FBNDX
START DATE: AUGUST 6, 1971
SIZE: AS OF OCTOBER 31,
1998, MORE THAN $2.1 BILLION
MANAGER: KEVIN GRANT, SINCE
1997; ALSO MANAGER OF SEVERAL
FIDELITY INVESTMENT-GRADE
TAXABLE BOND FUNDS; JOINED
FIDELITY IN 1993
(CHECKMARK)


INVESTMENT CHANGES





QUALITY DIVERSIFICATION AS OF OCTOBER 31, 1998

(MOODY'S RATINGS)                               % OF FUND'S   % OF FUND'S INVESTMENTS
                                                INVESTMENTS   6 MONTHS AGO

AAA                                              59.0          58.5

AA                                               3.8           4.7

A                                                8.2           9.1

BAA                                              21.2          20.4

BA AND BELOW                                     1.7           0.9


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED
S&P RATINGS.
AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1998

                                                        6 MONTHS AGO

YEARS                                              8.6   8.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1998

                                       6 MONTHS AGO

YEARS                             4.4   4.4

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF OCTOBER 31, 1998 * AS OF APRIL 30, 1998 **

CORPORATE BONDS 34.8%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 55.3%
FOREIGN GOVERNMENT
OBLIGATIONS 0.5%
OTHER 3.3%
SHORT-TERM
INVESTMENTS 6.1%
CORPORATE BONDS 35.8%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 54.4%
FOREIGN GOVERNMENT
OBLIGATIONS 0.5%
OTHER 2.9%
SHORT-TERM
INVESTMENTS 6.4%
ROW: 1, COL: 1, VALUE: 34.6
ROW: 1, COL: 2, VALUE: 55.0
ROW: 1, COL: 3, VALUE: 1.0
ROW: 1, COL: 4, VALUE: 3.3
ROW: 1, COL: 5, VALUE: 6.1
ROW: 1, COL: 1, VALUE: 35.5
ROW: 1, COL: 2, VALUE: 54.2
ROW: 1, COL: 3, VALUE: 1.0
ROW: 1, COL: 4, VALUE: 2.9
ROW: 1, COL: 5, VALUE: 6.4

* FOREIGN
 INVESTMENTS 4.9%
* *FOREIGN
 INVESTMENTS 4.6%


INVESTMENTS OCTOBER 31, 1998 (UNAUDITED)


SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



NONCONVERTIBLE BONDS - 31.8%

MOODY'S RATINGS (UNAUDITED) (A)                 PRINCIPAL      VALUE (NOTE 1)
                                                AMOUNT (000S)  (000S)

BASIC INDUSTRIES - 0.8%

PACKAGING & CONTAINERS - 0.8%

Owens-Illinois, Inc.:

7.15% 5/15/05                             Ba1   $ 6,000        $ 5,969

7.35% 5/15/08                             Ba1    5,650          5,566

7.8% 5/15/18                              Ba1    6,950          6,578

                                                                18,113

CONSTRUCTION & REAL ESTATE - 0.7%

REAL ESTATE INVESTMENT TRUSTS - 0.7%

CenterPoint Properties Trust              Baa2   2,490          2,383
6.75% 4/1/05

EOP Operating LP:

6.625% 2/15/05                            Baa1   7,250          7,071

6.75% 2/15/08                             Baa1   5,560          5,303

                                                                14,757

DURABLES - 0.4%

TEXTILES & APPAREL - 0.4%

Levi Strauss & Co. 7%                     Baa2   10,000         9,250
11/1/06 (c)

ENERGY - 0.6%

OIL & GAS - 0.6%

Oryx Energy Co. 8.125%                    Ba1    4,285          4,597
10/15/05

Petroleum Geo-Services                    Baa3   8,350          7,553
ASA 7.125% 3/30/28

                                                                12,150

FINANCE - 14.0%

BANKS - 5.8%

ABN-Amro Bank NV,                         Aa3    7,000          7,270
Chicago 6.625%
10/31/01

BankAmerica Corp. 10%                     Aa3    800            923
2/1/03

BankBoston Companies                      A3     4,000          4,152
6.625% 2/1/04

BanPonce Corp.:

5.75% 3/1/99                              A3     2,520          2,524

6.378% 4/8/99                             A3     2,880          2,892

Barclays Bank PLC yankee:

5.875% 7/15/00                            A1     10,500         10,609

5.95% 7/15/01                             A1     12,350         12,551

Capital One Bank:

6.375% 2/15/03                            Baa3   5,550          5,604

6.42% 11/12/99                            Baa3   14,000         14,087

NONCONVERTIBLE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)                 PRINCIPAL      VALUE (NOTE 1)
                                                AMOUNT (000S)  (000S)

FINANCE - CONTINUED

BANKS - CONTINUED

Capital One Financial Corp.               Ba1   $ 5,490        $ 5,312
7.125% 8/1/08

Central Fidelity Banks, Inc.              A1     4,000          4,401
8.15% 11/15/02

Crestar Finanical Corp.                   Baa1   4,750          5,352
8.75% 11/15/04

First Maryland Bancorp                    A3     3,000          3,274
8.375% 5/15/02

First Tennessee National                  Baa1   1,650          1,759
Corp. 6.75% 11/15/05

Kansallis-Osake-Pankki,                   A3     1,780          2,029
New York 10% 5/1/02

MBNA Corp.:

6.34% 6/2/03                              Baa2   1,800          1,757

6.875% 11/15/02                           Baa2   8,300          8,742

Midland American Capital                  Aa3    920            922
Corp. gtd. 12.75%
11/15/03

NB Capital Trust IV 8.25%                 Aa2    10,040         10,835
4/15/27

Provident Bank 6.375%                     Baa2   3,100          3,194
1/15/04

Summit Bancorp 8.625%                     BBB+   5,500          6,131
12/10/02

Union Planters Corp. 6.75%                Baa2   3,000          2,958
11/1/05

Union Planters National                   A3     4,000          4,105
Bank 6.81% 8/20/01

Zions Bancorp 8.625%                      Baa1   5,000          5,545
10/15/02

                                                                126,928

CREDIT & OTHER FINANCE - 6.4%

Associates Corp. of North
America:

6% 4/15/03                                Aa3    5,500          5,613

6% 7/15/05                                Aa3    19,000         19,067

AT&T Capital Corp.:

6.16% 12/3/99                             Baa3   3,000          3,042

6.41% 8/13/99                             Baa3   8,000          8,078

Bank of New York Co., Inc.                A1     6,000          6,351
Capital I 7.97%
12/31/26

BankBoston Capital Trust II               A2     7,170          6,994
7.75% 12/15/26

BanPonce Trust I 8.327%                   A3     7,910          7,521
2/1/27

Chase Capital I 7.67%                     Aa3    14,620         14,793
12/1/26

ERP Operating LP 6.55%                    A3     1,900          1,900
11/15/01

First Security Capital I                  A3     1,900          2,086
8.41% 12/15/26

First Union Institutional                 BBB+   3,000          3,221
Capital I 8.04% 12/1/26

Fleet Mortgage Group, Inc.                A2     250            252
6.5% 9/15/99

Ford Motor Credit Co.                     A1     5,000          5,090
6.05% 12/27/00

General Electric Capital                  Aaa    7,250          7,301
Corp. 6.94% 4/13/09 (b)

NONCONVERTIBLE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)                 PRINCIPAL      VALUE (NOTE 1)
                                                AMOUNT (000S)  (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE - CONTINUED

GS Escrow Corp. 7.125%                    Ba1   $ 9,700        $ 9,472
8/1/05 (c)

Household Finance Corp.                   A2     12,000         12,148
6% 5/8/00

KeyCorp Institutional Capital             A1     4,500          4,717
A 7.826% 12/1/26

Morgan (J.P.) Capital Trust II            Aa3    8,480          8,807
7.95% 2/1/27

PNC Institutional Capital                 A2     4,000          4,297
Trust 8.315% 5/15/27 (c)

Spieker Properties LP 6.75%               Baa2   8,000          7,602
1/15/08

                                                                138,352

INSURANCE - 0.8%

Executive Risk Capital Trust              Baa3   10,500         10,402
8.675% 2/1/27

Nationwide Mutual                         A1     1,500          1,562
Insurance Co. 6.5%
2/15/04 (c)

SunAmerica, Inc. 6.2%                     Baa1   5,500          5,555
10/31/99

                                                                17,519

SAVINGS & LOANS - 1.0%

Ahmanson (H.F.) & Co.                     Baa1   2,600          2,838
7.875% 9/1/04

Great Western Finance Trust               A3     15,500         16,189
II 8.206% 2/1/27

Long Island Savings Bank                  Baa3   3,550          3,546
FSB 6.2% 4/2/01

                                                                22,573

TOTAL FINANCE                                                   305,372

INDUSTRIAL MACHINERY & EQUIPMENT - 1.9%

INDUSTRIAL MACHINERY & EQUIPMENT - 0.8%

Tyco International Group SA               Baa1   16,000         16,324
yankee 6.125% 6/15/01

POLLUTION CONTROL - 1.1%

WMX Technologies, Inc.:

6.25% 4/1/99                              Baa3   8,100          8,131

6.25% 10/15/00                            Baa3   3,150          3,183

7.1% 8/1/26                               Baa3   12,600         13,252

                                                                24,566

TOTAL INDUSTRIAL MACHINERY & EQUIPMENT                          40,890

NONCONVERTIBLE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)                 PRINCIPAL      VALUE (NOTE 1)
                                                AMOUNT (000S)  (000S)

MEDIA & LEISURE - 3.7%

BROADCASTING - 2.2%

Clear Channel                             Baa3  $ 4,000        $ 3,656
Communications, Inc.
7.25% 10/15/27

Continental Cablevision,
Inc.:

8.3% 5/15/06                              Baa3   1,365          1,497

9% 9/1/08                                 Baa3   4,480          5,245

TCI Communications, Inc.:

8.25% 1/15/03                             Baa3   510            563

8.75% 8/1/15                              Baa3   13,020         15,799

9.8% 2/1/12                               Baa3   5,030          6,511

Time Warner, Inc.:

6.875% 6/15/18                            Baa3   5,130          5,104

7.95% 2/1/00                              Baa3   7,000          7,194

9.125% 1/15/13                            Baa3   2,000          2,415

                                                                47,984

ENTERTAINMENT - 0.4%

Viacom, Inc. 7.75% 6/1/05                 Baa3   6,600          7,114

PUBLISHING - 1.0%

News America Holdings,                    Baa3   1,000          1,028
Inc. 8% 10/17/16

News America, Inc.:

6.625% 1/9/08                             Baa3   2,610          2,597

7.25% 5/18/18                             Baa3   10,000         9,634

Time Warner Entertainment                 Baa2   8,000          8,967
Co. LP 9.625% 5/1/02

                                                                22,226

RESTAURANTS - 0.1%

Darden Restaurants, Inc.                  Baa1   2,070          2,015
6.375% 2/1/06

TOTAL MEDIA & LEISURE                                           79,339

NONDURABLES - 1.1%

FOODS - 0.4%

ConAgra, Inc. 7.125%                      Baa1   7,685          8,050
10/1/26

TOBACCO - 0.7%

Philip Morris Companies,                  A2     16,000         16,754
Inc. 6.95% 6/1/06

TOTAL NONDURABLES                                               24,804

NONCONVERTIBLE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)                 PRINCIPAL      VALUE (NOTE 1)
                                                AMOUNT (000S)  (000S)

RETAIL & WHOLESALE - 1.6%

GENERAL MERCHANDISE STORES - 0.8%

Dayton Hudson Corp. 6.4%                  A3    $ 1,500        $ 1,555
2/15/03

Federated Department                      Baa2   14,000         15,410
Stores, Inc. 8.5%
6/15/03

                                                                16,965

GROCERY STORES - 0.8%

American Stores Co.:

7.2% 6/9/03                               Baa3   5,000          5,399

7.5% 5/1/37                               Baa2   4,000          4,446

Kroger Co. 6% 7/1/00                      Baa3   7,950          8,073

                                                                17,918

TOTAL RETAIL & WHOLESALE                                        34,883

TECHNOLOGY - 0.8%

COMPUTERS & OFFICE EQUIPMENT - 0.8%

Comdisco, Inc.:

6.375% 11/30/01                           Baa1   16,000         15,969

9.25% 7/6/00                              Baa2   2,000          2,138

                                                                18,107

TRANSPORTATION - 1.3%

AIR TRANSPORTATION - 0.1%

Delta Air Lines, Inc. 9.875%              Baa3   2,000          2,119
5/15/00

RAILROADS - 1.2%

Burlington Northern Santa                 Baa2   15,000         15,563
Fe Corp. 6.53% 7/15/37

Norfolk Southern Corp.                    Baa1   9,930          10,669
7.05% 5/1/37

                                                                26,232

TOTAL TRANSPORTATION                                            28,351

UTILITIES - 4.9%

CELLULAR - 0.9%

360 Degrees
Communications Co.:

7.125% 3/1/03                             Baa1   1,990          2,122

7.5% 3/1/06                               Baa1   4,100          4,548

NONCONVERTIBLE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)                 PRINCIPAL      VALUE (NOTE 1)
                                                AMOUNT (000S)  (000S)

UTILITIES - CONTINUED

CELLULAR - CONTINUED

AirTouch Communications,                  Baa2  $ 5,385        $ 5,609
Inc. 6.35% 6/1/05

Cable & Wireless                          Baa1   7,760          7,911
Communications PLC
6.375% 3/6/03

                                                                20,190

ELECTRIC UTILITY - 2.1%

Avon Energy Partners
Holdings:

6.46% 3/4/08 (c)                          Baa2   7,200          7,255

7.05% 12/11/07 (c)                        Baa2   8,000          8,439

British Columbia Hydro &                  Aa2    2,620          2,763
Power Authority yankee
12.5% 1/15/14

DR Investments UK PLC                     A2     8,000          8,404
yankee 7.1% 5/15/02 (c)

Israel Electric Corp. Ltd.:

yankee 7.25%                              A3     2,000          1,993
12/15/06 (c)

7.75% 12/15/27 (c)                        A3     12,790         11,803

Texas Utilities Co. 6.375%                Baa3   4,990          5,084
1/1/08

                                                                45,741

GAS - 0.5%

Mitchell Energy &                         Baa3   10,065         10,276
Development Corp. 8%
7/15/99

TELEPHONE SERVICES - 1.4%

MCI WorldCom, Inc.:

6.4% 8/15/05                              Baa2   13,870         14,411

7.75% 4/1/07                              Baa2   2,690          3,006

8.875% 1/15/06                            Baa2   8,854          9,703

9.375% 1/15/04                            Baa2   3,068          3,192

                                                                30,312

TOTAL UTILITIES                                                 106,519

TOTAL NONCONVERTIBLE BONDS                                      692,535
(Cost $680,424)



U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - 12.9%

MOODY'S RATINGS (UNAUDITED) (A)                  PRINCIPAL      VALUE (NOTE 1)
                                                 AMOUNT (000S)  (000S)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.7%

Fannie Mae 5.75%                            Aaa  $ 7,100        $ 7,405
6/15/05

Federal Home Loan Bank:

7.18% 4/21/04                               Aaa   6,250          6,889

7.36% 7/1/04                                Aaa   6,000          6,700

7.46% 9/9/04                                Aaa   1,500          1,688

7.59% 3/10/05                               Aaa   7,850          8,937

7.87% 10/20/04                              Aaa   7,000          8,038

Financing Corp. stripped                    Aaa   11,375         8,381
principal 0% 3/7/05

Freddie Mac:

8% 1/26/05                                  Aaa   6,570          7,614

8.115% 1/31/05                              Aaa   2,100          2,447

Guaranteed Export Trust                     Aaa   131            132
Certificates (assets of Trust
guaranteed by U.S.
Government through
Export-Import Bank) Series
1994-C, 6.61% 9/15/99

                                                                 58,231

U.S. TREASURY OBLIGATIONS - 10.2%

U.S. Treasury Bonds:

6.125% 11/15/27                             Aaa   27,715         31,188

6.875% 8/15/25                              Aaa   31,170         37,750

7.625% 2/15/25                              Aaa   23,400         30,767

8.75% 5/15/17                               Aaa   13,540         18,912

8.875% 8/15/17                              Aaa   13,715         19,383

U.S. Treasury Notes:

5.875% 11/30/01                             Aaa   23,775         24,797

7% 7/15/06                                  Aaa   49,180         56,634

7.25% 8/15/04                               Aaa   2,800          3,194

                                                                 222,625

TOTAL U.S. GOVERNMENT AND                                        280,856
GOVERNMENT AGENCY OBLIGATIONS
(Cost $272,130)



U.S. GOVERNMENT AGENCY - MORTGAGE
SECURITIES - 42.4%

MOODY'S RATINGS (UNAUDITED) (A)                        PRINCIPAL      VALUE (NOTE 1)
                                                       AMOUNT (000S)  (000S)

FANNIE MAE - 39.6%

5.5% 2/1/11 to 9/1/13                             Aaa  $ 20,825       $ 20,586

6% 5/1/01 to 11/1/28 (e)                          Aaa   124,813        125,002

6% 11/1/13 (d)                                    Aaa   94,700         95,114

6.5% 5/1/03 to 5/1/24                             Aaa   371,125        374,046

6.5% 11/1/28 (d)                                  Aaa   65,000         65,508

7% 11/1/23 to 11/1/28                             Aaa   80,387         82,125

7% 11/1/28 (d)                                    Aaa   24,200         24,729

7.5% 1/1/28 to                                    Aaa   25,827         26,483
10/1/28 (e)

8% 3/1/24 to 12/1/27                              Aaa   4,055          4,206

8.5% 11/1/26 to 2/1/28                            Aaa   36,728         38,254

9.5% 1/1/17 to 2/1/25                             Aaa   4,440          4,780

12.5% 7/1/11 to 7/1/15                            Aaa   313            360

                                                                       861,193

FREDDIE MAC - 0.6%

7% 5/1/01 to 7/1/01                               Aaa   1,776          1,794

8.5% 9/1/22 to 9/1/27                             Aaa   10,570         11,001

                                                                       12,795

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.2%

6% 10/15/08 to 5/15/09                            Aaa   5,864          5,943

7.5% 10/15/05 to                                  Aaa   33,248         34,296
11/15/28

8% 9/15/24 to 10/15/25                            Aaa   1,225          1,270

9% 4/15/16 to 4/15/23                             Aaa   3,909          4,190

10% 11/15/09 to 9/15/25                           Aaa   2,658          2,866

                                                                       48,565

TOTAL U.S. GOVERNMENT AGENCY -                                         922,553
MORTGAGE SECURITIES
(Cost $911,014)


ASSET-BACKED SECURITIES - 3.0%



Capital Equipment                     Baa2   4,700          4,801
Receivables Trust 6.48%
10/15/06

Chevy Chase Auto                      Aaa    3,324          3,346
Receivables Trust 5.91%
12/15/04

Ford Credit Auto Owner
Trust:

6.2% 12/15/02                         Baa3   4,050          4,119

6.4% 5/15/02                          A1     4,710          4,831

6.4% 12/15/02                         Baa3   2,370          2,374

ASSET-BACKED SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL      VALUE (NOTE 1)
                                            AMOUNT (000S)  (000S)

Ford Credit Grantor Trust             Aaa   $ 1,071        $ 1,073
5.9% 10/15/00

Green Tree Financial Corp.            Aaa    1,949          1,950
6.1% 4/15/27

Key Auto Finance Trust:

6.3% 10/15/03                         A2     5,121          5,145

6.65% 10/15/03                        Baa3   1,506          1,529

KeyCorp Auto Grantor Trust            A3     78             78
5.8% 7/15/00

MBNA Master Credit Card               Aaa    15,000         15,885
Trust II 6.55% 1/15/07

PNC Student Loan Trust I              Aaa    18,100         18,323
6.314% 1/25/01

Premier Auto Trust 6%                 Aaa    1,226          1,227
5/6/00

Union Acceptance Corp.                Baa2   321            322
7.075% 7/10/02

TOTAL ASSET-BACKED SECURITIES                               65,003
(Cost $63,403)

COMMERCIAL MORTGAGE SECURITIES - 2.4%



CS First Boston Mortgage
Securities Corp.:

Series 1997-C2 Class D,                 Baa2   5,740    5,374
7.27% 1/17/35

Series 1998 FLI Class E,                Baa2   12,080   11,744
6.1938% 1/10/13 (c)(f)

Equitable Life Assurance
Society of the United
States (The):

Series 174 Class B1,                    Aa2    3,400    3,540
7.33% 5/15/06 (c)

Series 1996-1 Class C1,                 A2     3,500    3,591
7.52% 5/15/06 (c)

GS Mortgage Securities                  Baa3   5,000    4,337
Corp. II Series 1998-GLII
Class E, 7.1905%
4/13/31 (c)(f)

Morgan Stanley Capital I,
Inc. Series 1998 - CF1:

Class D, 7.35% 1/15/12                  Baa2   5,312    5,050

Class E, 7.35% 12/15/12                 Baa3   1,836    1,619

Structured Asset Securities             AAA    3,429    3,447
Corp. sequential pay
Series 1996 Class A-2A,
7.75% 2/25/28

Thirteen Affiliates of General          Aaa    8,000    8,188
Growth Properties, Inc.
sequential pay Series A-2,
6.602% 12/15/10 (c)

Wells Fargo Capital Markets             Aaa    4,620    4,731
Apartment Financing Trust
Series APT Class 1, 6.56%
12/29/05 (c)

TOTAL COMMERCIAL MORTGAGE                               51,621
SECURITIES
(Cost $52,579)


FOREIGN GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - 0.5%

MOODY'S RATINGS (UNAUDITED) (A)                  PRINCIPAL      VALUE (NOTE 1)
                                                 AMOUNT (000S)  (000S)

Manitoba Province yankee                    Aa3  $ 3,000        $ 3,174
6.875% 9/15/02 (g)

Quebec Province:

7% 1/30/07 (g)                              A2    5,000          5,367

7.5% 7/15/23 (g)                            A2    2,000          2,187

TOTAL FOREIGN GOVERNMENT AND                                     10,728
GOVERNMENT AGENCY OBLIGATIONS
(Cost $10,397)


SUPRANATIONAL OBLIGATIONS - 0.7%



Inter American Development         Aaa   15,000   15,959
Bank yankee 6.29%
7/16/27
(Cost $14,906)

CERTIFICATES OF DEPOSIT - 0.2%

Canadian Imperial Bank of    Aa3   15,000   5,082
Commerce, New York
yankee 6.2% 8/1/00
(Cost $5,008)

CASH EQUIVALENTS - 6.1%

                                 MATURITY
                                 AMOUNT (000S)

Investments in repurchase
agreements (U.S. Treasury
obligations), in a joint
trading account at:

5.4%, dated 10/30/98             $ 4,058        $ 4,056
due 11/2/98

5.64%, dated 10/30/98             129,985        129,924
due 11/2/98

TOTAL CASH EQUIVALENTS                           133,980
(Cost $133,980)

TOTAL INVESTMENT IN SECURITIES                  $ 2,178,317
- 100%
(Cost $2,143,841)

LEGEND
(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $98,606,000 or 4.7% of net assets.
(d) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
(e) A portion of these securities were sold on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
MOODY'S RATINGS  S&P RATINGS

Aaa, Aa, A   70.8%  AAA, AA, A   69.7%

Baa          20.8%  BBB          20.5%

Ba           1.7%   BB           1.7%

B            0.0%   B            0.0%

Caa          0.0%   CCC          0.0%

Ca, C        0.0%   CC, C        0.0%

                    D            0.0%

For some foreign government obligations, FMR has assigned the ratings for the sovereign credit of the issuing government.
INCOME TAX INFORMATION
At October 31, 1998, the aggregate cost of investment securities for income tax purposes was $2,144,151,000. Net unrealized appreciation aggregated $34,166,000, of which $44,291,000 related to appreciated investment securities and $10,125,000 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNT IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) OCTOBER 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                                $ 2,178,317
AGREEMENTS OF $133,980) (COST $2,143,841) -
SEE ACCOMPANYING SCHEDULE

COMMITMENT TO SELL SECURITIES ON A DELAYED DELIVERY BASIS                   $ (90,097)

RECEIVABLE FOR SECURITIES SOLD ON A DELAYED DELIVERY BASIS                   89,398      (699)

RECEIVABLE FOR INVESTMENTS SOLD, REGULAR DELIVERY                                        151,734

RECEIVABLE FOR FUND SHARES SOLD                                                          4,356

INTEREST RECEIVABLE                                                                      24,772

 TOTAL ASSETS                                                                            2,358,480

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                            58,851
REGULAR DELIVERY

 DELAYED DELIVERY                                                            184,211

PAYABLE FOR FUND SHARES REDEEMED                                             3,963

DISTRIBUTIONS PAYABLE                                                        704

ACCRUED MANAGEMENT FEE                                                       758

OTHER PAYABLES AND ACCRUED EXPENSES                                          552

 TOTAL LIABILITIES                                                                       249,039

NET ASSETS                                                                              $ 2,109,441

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                         $ 2,066,198

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                                         (4,265)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                                    13,731
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                33,777

NET ASSETS, FOR 284,971 SHARES OUTSTANDING                                              $ 2,109,441

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                                 $7.40
SHARE ($2,109,441 (DIVIDED BY) 284,971 SHARES)


STATEMENT OF OPERATIONS

AMOUNT IN THOUSANDS  SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                            $ 63,978
INTEREST

EXPENSES

MANAGEMENT FEE                                                      $ 4,278

TRANSFER AGENT FEES                                                  2,216

ACCOUNTING FEES AND EXPENSES                                         250

NON-INTERESTED TRUSTEES' COMPENSATION                                4

CUSTODIAN FEES AND EXPENSES                                          44

REGISTRATION FEES                                                    96

AUDIT                                                                27

LEGAL                                                                2

MISCELLANEOUS                                                        4

 TOTAL EXPENSES BEFORE REDUCTIONS                                    6,921

 EXPENSE REDUCTIONS                                                  (68)     6,853

NET INVESTMENT INCOME                                                         57,125

REALIZED AND UNREALIZED GAIN (LOSS)                                           14,497
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                               13,440

 DELAYED DELIVERY COMMITMENTS                                        (699)    12,741

NET GAIN (LOSS)                                                               27,238

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                              $ 84,363
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNT IN THOUSANDS                                        SIX MONTHS ENDED  YEAR ENDED
                                                           OCTOBER 31, 1998  APRIL 30,
                                                           (UNAUDITED)       1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 57,125          $ 98,914
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                   14,497            33,061

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)       12,741            24,039

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            84,363            156,014
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME    (56,939)          (99,040)

SHARE TRANSACTIONS                                          676,781           928,499
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                              53,188            90,352

 COST OF SHARES REDEEMED                                    (557,153)         (608,391)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            172,816           410,460
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   200,240           467,434

NET ASSETS

 BEGINNING OF PERIOD                                        1,909,201         1,441,767

 END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS          $ 2,109,441       $ 1,909,201
OF NET INVESTMENT INCOME OF $4,265 AND
$4,451, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                       91,772            127,833

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                    7,211             12,633

 REDEEMED                                                   (75,640)          (84,127)

 NET INCREASE (DECREASE)                                    23,343            56,339


FINANCIAL HIGHLIGHTS
     SIX MONTHS ENDED   YEARS ENDED APRIL 30,
     OCTOBER 31, 1998

     (UNAUDITED)        1998                   1997  1996  1995  1994


SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 7.300     $ 7.020  $ 7.040  $ 7.010  $ 7.300  $ 7.570
BEGINNING OF PERIOD

INCOME FROM INVEST-            .213 D      .441 D   .460 D   .484     .464     .522
MENT OPERATIONS
NET INVESTMENT
 INCOME

 NET REALIZED AND              .100        .282     (.020)   .047     (.147)   (.254)
 UNREALIZED GAIN
 (LOSS)

 TOTAL FROM INVEST-            .313        .723     .440     .531     .317     .268
 MENT OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           (.213)      (.443)   (.460)   (.471)   (.487)   (.525)
 INCOME

 IN EXCESS OF NET              -           -        -        -        -        (.013)
 INVESTMENT INCOME

 FROM NET REALIZED             -           -        -        -        (.120)   -
 GAIN

 IN EXCESS OF NET              -           -        -        (.030)   -        -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.213)      (.443)   (.460)   (.501)   (.607)   (.538)

NET ASSET VALUE, END          $ 7.400     $ 7.300  $ 7.020  $ 7.040  $ 7.010  $ 7.300
OF PERIOD

TOTAL RETURN B, C              4.33%       10.54%   6.42%    7.62%    4.63%    3.35%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 2,109     $ 1,909  $ 1,442  $ 1,358  $ 1,087  $ 943
PERIOD (IN MILLIONS)

RATIO OF EXPENSES TO           .70% A      .72%     .76%     .77%     .75%     .74%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .69% A, E   .71% E   .75% E   .76% E   .75%     .74%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT        5.75% A     6.12%    6.53%    6.58%    7.00%    6.94%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        203% A      207%     120%     134%     90%      61%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Investment Grade Bond Fund (the fund) is a fund of Fidelity Fixed Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation
2. OPERATING POLICIES -
CONTINUED
DELAYED DELIVERY TRANSACTIONS - CONTINUED for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $2,120,185,000 and $1,960,853,000, respectively, of which U.S. government and government agency obligations aggregated $1,802,012,000 and $1,722,598,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets. ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
The fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $5,000 and $63,000, respectively, under these arrangements. DISTRIBUTIONS


The Board of Trustees of Fidelity Investment Grade Bond Fund voted to pay on December 7, 1998, to shareholders of record at the opening of business on December 4, 1998, a distribution of $.01 per share derived from capital gains realized from sales of portfolio securities.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Kevin E. Grant, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Income
High Income
Intermediate Bond
Intermediate Government Income
International Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan Investment Grade Bond
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Strategic Income
Target Timeline 1999, 2001 & 2003
SM
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress(registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE
(2_FIDELITY_LOGOS)FIDELITY

SHORT-TERM BOND
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK             7    THE MANAGER'S REVIEW OF FUND
                           PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                           INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                           WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  24   STATEMENTS OF ASSETS AND LIABILITIES,
                           OPERATIONS, AND CHANGES IN NET ASSETS,
                           AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 28   NOTES TO THE FINANCIAL STATEMENTS.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998  PAST 6  PAST 1  PAST 5  PAST 10
                                MONTHS  YEAR    YEARS   YEARS

FIDELITY SHORT-TERM BOND        3.56%   6.48%   25.01%  93.37%

LB 1-3 YEAR GOVT/CORP BOND      4.53%   7.56%   33.94%  103.77%

SHORT INVESTMENT GRADE DEBT     3.27%   6.02%   29.85%  96.80%
FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. To measure how the fund's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 104 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998   PAST 1  PAST 5  PAST 10
                                 YEAR    YEARS   YEARS

FIDELITY SHORT-TERM BOND         6.48%   4.57%   6.82%

LB 1-3 YEAR GOVT/CORP BOND       7.56%   6.02%   7.38%

SHORT INVESTMENT GRADE DEBT      6.02%   5.36%   6.99%
 FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Short-Term Bond             LB 1-3 Year Govt/Corp
             00450                       LB013
  1988/10/31      10000.00                    10000.00
  1988/11/30       9965.82                     9976.19
  1988/12/31       9996.59                     9999.11
  1989/01/31      10082.78                    10079.48
  1989/02/28      10101.14                    10081.86
  1989/03/31      10131.93                    10122.64
  1989/04/30      10260.99                    10286.95
  1989/05/31      10417.00                    10433.10
  1989/06/30      10591.96                    10625.69
  1989/07/31      10724.76                    10784.05
  1989/08/31      10697.92                    10723.02
  1989/09/30      10742.20                    10786.13
  1989/10/31      10919.67                    10954.31
  1989/11/30      10994.27                    11052.24
  1989/12/31      11047.77                    11096.00
  1990/01/31      11026.43                    11107.61
  1990/02/28      11076.46                    11166.54
  1990/03/31      11117.61                    11201.96
  1990/04/30      11141.21                    11229.94
  1990/05/31      11327.54                    11403.48
  1990/06/30      11409.05                    11524.04
  1990/07/31      11541.36                    11663.64
  1990/08/31      11523.84                    11705.02
  1990/09/30      11543.75                    11792.83
  1990/10/31      11515.07                    11914.57
  1990/11/30      11575.24                    12030.96
  1990/12/31      11686.71                    12171.75
  1991/01/31      11670.55                    12281.89
  1991/02/28      11804.79                    12370.59
  1991/03/31      12034.85                    12460.49
  1991/04/30      12199.00                    12582.53
  1991/05/31      12323.41                    12661.11
  1991/06/30      12368.61                    12708.14
  1991/07/31      12467.11                    12819.76
  1991/08/31      12676.48                    12993.60
  1991/09/30      12807.58                    13133.50
  1991/10/31      12955.97                    13274.89
  1991/11/30      13090.03                    13409.14
  1991/12/31      13325.80                    13611.85
  1992/01/31      13380.50                    13597.86
  1992/02/29      13496.58                    13641.02
  1992/03/31      13589.15                    13638.04
  1992/04/30      13663.05                    13762.76
  1992/05/31      13794.62                    13891.65
  1992/06/30      13923.33                    14033.64
  1992/07/31      14088.28                    14198.24
  1992/08/31      14211.56                    14312.84
  1992/09/30      14329.00                    14448.28
  1992/10/31      14227.61                    14361.36
  1992/11/30      14214.15                    14341.12
  1992/12/31      14310.24                    14476.56
  1993/01/31      14546.15                    14631.05
  1993/02/28      14708.50                    14750.41
  1993/03/31      14799.58                    14798.33
  1993/04/30      14872.28                    14891.20
  1993/05/31      14897.81                    14857.27
  1993/06/30      15059.92                    14969.79
  1993/07/31      15147.08                    15004.02
  1993/08/31      15313.57                    15129.63
  1993/09/30      15370.25                    15178.45
  1993/10/31      15468.43                    15213.87
  1993/11/30      15499.55                    15218.34
  1993/12/31      15616.76                    15279.95
  1994/01/31      15718.50                    15377.29
  1994/02/28      15581.79                    15284.12
  1994/03/31      15284.95                    15205.54
  1994/04/30      15167.67                    15147.79
  1994/05/31      15251.56                    15168.33
  1994/06/30      15111.06                    15208.22
  1994/07/31      15224.79                    15346.63
  1994/08/31      15287.26                    15398.42
  1994/09/30      15312.08                    15364.19
  1994/10/31      15304.41                    15399.32
  1994/11/30      15327.99                    15334.72
  1994/12/31      14977.54                    15363.89
  1995/01/31      15091.89                    15574.94
  1995/02/28      15251.02                    15790.45
  1995/03/31      15348.07                    15880.04
  1995/04/30      15496.28                    16023.81
  1995/05/31      15772.44                    16301.24
  1995/06/30      15867.22                    16389.94
  1995/07/31      15911.64                    16455.42
  1995/08/31      16012.48                    16555.14
  1995/09/30      16094.97                    16637.00
  1995/10/31      16200.68                    16775.12
  1995/11/30      16340.68                    16919.48
  1995/12/31      16448.34                    17047.77
  1996/01/31      16574.48                    17193.63
  1996/02/29      16528.08                    17128.14
  1996/03/31      16490.60                    17115.64
  1996/04/30      16506.75                    17132.91
  1996/05/31      16541.28                    17172.50
  1996/06/30      16648.57                    17298.11
  1996/07/31      16719.45                    17365.38
  1996/08/31      16771.86                    17429.38
  1996/09/30      16919.00                    17588.93
  1996/10/31      17089.99                    17787.47
  1996/11/30      17219.52                    17920.82
  1996/12/31      17233.81                    17923.80
  1997/01/31      17305.87                    18010.42
  1997/02/28      17350.46                    18055.07
  1997/03/31      17323.16                    18041.08
  1997/04/30      17473.49                    18189.02
  1997/05/31      17587.65                    18316.12
  1997/06/30      17698.84                    18443.52
  1997/07/31      17895.74                    18648.31
  1997/08/31      17909.35                    18665.87
  1997/09/30      18042.77                    18809.64
  1997/10/31      18159.47                    18945.08
  1997/11/30      18188.15                    18992.71
  1997/12/31      18303.50                    19118.02
  1998/01/31      18481.93                    19302.57
  1998/02/28      18505.44                    19321.92
  1998/03/31      18580.94                    19397.23
  1998/04/30      18673.01                    19493.38
  1998/05/31      18767.70                    19599.35
  1998/06/30      18859.90                    19700.55
  1998/07/31      18954.48                    19792.23
  1998/08/31      19090.26                    20019.94
  1998/09/30      19333.59                    20289.33
  1998/10/30      19337.10                    20289.33
IMATRL PRASUN   SHR__CHT 19981031 19981104 152700 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Short-Term Bond Fund on October 31, 1988. As the chart shows, by October 31, 1998, the value of the investment would have grown to $19,337 - a 93.37% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,377 - a 103.77% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

                  SIX MONTHS   YEARS ENDED APRIL 30,
                  ENDED
                  OCTOBER 31,

                  1998         1998                    1997    1996   1995    1994

DIVIDEND RETURNS  2.99%        6.40%                   6.55%   6.52%  6.13%   6.51%

CAPITAL RETURNS   0.57%        0.46%                   -0.69%  0.00%  -3.96%  -4.52%


TOTAL RETURNS  3.56%  6.86%  5.86%  6.52%  2.17%  1.99%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998  PAST 1       PAST 6        PAST 1
                                MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE             4.16(CENTS)  25.56(CENTS)  51.90(CENTS)

ANNUALIZED DIVIDEND RATE        5.59%        5.81%         5.95%

30-DAY ANNUALIZED YIELD         4.96%        -             -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $8.77 over the past one month, $8.72 over the past six months and $8.72 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses the yield would have been 4.95%
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Volatility in overseas markets,
combined with two interest-rate cuts
by the Federal Reserve Board,
provided the backdrop for solid
gains in the bond market during the
six months that ended October 31,
1998.  The Lehman Brothers
Aggregate Bond Index - a broad
measure of the U.S. taxable
investment-grade bond market -
returned 5.55% during the period.
Global market volatility, low interest
rates and a sharp decline in stock
prices sent U.S. Treasury yields -
which move in the opposite direction
of bond prices - to their lowest
levels in 30 years.  Investors' fears
resulted in an extreme flight to
quality that helped Treasuries
outperform all other sectors of the
bond market.  Despite signs of
strength in the U.S. economy and the
lack of inflationary pressures,
corporate and mortgage-bond
investors did not fare as well.  During
the six-month period, the Lehman
Brothers Corporate Bond Index
returned 4.00%, while the Lehman
Brothers Mortgage Backed Securities
Index returned 3.68%.  Late in the
period, the Group of Seven leading
industrial nations eased global
market concerns with
announcements that the International
Monetary Fund would establish a
precautionary line of credit to help
certain countries avert financial
crises.  In response, equity markets
rallied and a reduced demand for
safety caused the bond market to
stumble.  Despite weakness during
October, the yield on the benchmark
30-year Treasury closed at 5.15%.
An interview with Andrew Dudley, Portfolio Manager of Fidelity Short-Term Bond Fund
Q. HOW DID THE FUND PERFORM, ANDY?
A. For the six months that ended October 31, 1998, the fund had a total return of 3.56%. That outperformed the 3.27% return of the short investment grade debt funds average tracked by Lipper Analytical Services. For the same period, the Lehman Brothers 1-3 Year Government/Corporate Bond Index returned 4.53%. For the 12 months that ended October 31, 1998, the fund had a total return of 6.48%, while the Lipper funds average returned 6.02% and the Lehman Brothers index returned 7.56%.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE? WHY DID THE FUND UNDERPERFORM THE LEHMAN BROTHERS INDEX?
A. During most of the period, the performance of the Treasury market was solid due to a widespread flight to quality from stocks and riskier bond investments. At the same time, the broader bond market was stricken by growing concerns of economic slowdown and a subsequent extremely negative supply/demand environment. Essentially, rumors began that a number of highly leveraged hedge funds were already, or were going to be, forced sellers of certain bonds. This potential deluge of supply created a huge dislocation in bond markets - creating a collapse in liquidity in both corporate and mortgage securities - pushing the yield spreads relative to Treasuries to much wider levels. In the pursuit of high current income, the fund has historically taken on a higher level of exposure to the non-Treasury sectors than the Lehman Brothers 1-3 Year Government/Corporate Bond Index. Since the fund was underweighted in government securities relative to the index, the extreme flight to quality into Treasuries caused the fund to underperform the Lehman Brothers index. The recent performance of much of the short-term bond fund universe - as represented by the Lipper peer group - suggests that many managers faced similar issues.
Q. HOW DID THE FEDERAL RESERVE BOARD'S RECENT BIAS TO EASE INTEREST RATES AFFECT THE MARKETS?
A. The extreme flight to quality we saw earlier in the period subsided, and investors were starting to look more closely at valuations and credit quality. Following two interest-rate cuts by the Fed, the market seemed to feel much better. Moreover, the Fed can now move a bit slower as the markets have returned to more normal liquidity conditions. Clearly, a central bank that is biased toward easing rates is positive for bonds. While prices for corporate bonds didn't rebound overnight, it had the effect of reassuring the markets, allowing for new issues, improving liquidity and helping corporate bonds to recover relative to Treasuries. While the corporate bond market did not respond to the interest-rate cuts as dramatically as the equity markets, corporate bonds may experience similar enthusiasm over the longer term, which can create opportunities and benefit the fund.
Q. HOW WERE THE FUND'S ASSETS ALLOCATED DURING THE PERIOD?
A. Corporate bonds and asset-backed securities - which are bonds backed by a pool of loans such as credit cards - accounted for approximately 40% and 18%, respectively of the fund's investments, on average, during the period. Asset-backed securities performed better on average than their corporate counterparts. Most of the fund's holdings in asset-backed securities were rated Aaa, the highest quality, and thus suffered to a lesser extent relative to corporate bonds. By comparison, corporate bonds suffered more severely relative to Treasuries. There were some bright spots within our corporate holdings that outperformed the general corporate market; namely, the cable, telecommunications and media holdings. Mortgage securities accounted for roughly another 17% of the fund's allocation. Similar to corporate bonds, mortgage securities were hurt relative to U.S. government bonds during the extreme flight to quality along with the increasing fear of a new refinancing and prepayment wave.
Q. WHAT OTHER SECTORS CONTRIBUTED TO PERFORMANCE?
A. The remaining investments in the fund - around 25% - were mostly in U.S. government and agency obligations. U.S. Treasuries and agency bonds performed the best of all the bond sectors. Unfortunately, the fund suffered relative to the index due to its underweighted position in this sector.
Q. WHAT'S YOUR OUTLOOK?
A. I remain comfortable with our current holdings and feel that there will be more opportunities over time. In the short term, I'm somewhat cautious. Over the longer term, however, the non-Treasury sectors should stabilize or rebound to the fund's benefit. Within the corporate bond sector, I feel the best issues are going to be less-cyclical, domestically focused businesses that have improving credit profiles as the market will continue to focus on high-quality, non-cyclical corporate debt in the face of global market turmoil. The commodity-related industries like energy, precious metals and paper most likely will continue to suffer in this volatile environment. Over the longer term, solid companies in the media, telecommunications and domestic regional-banking sectors could be rewarded for improving business and credit fundamentals. There are also opportunities within the mortgage sector.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
ANDREW DUDLEY ON THE FUND'S
BENCHMARK INDEX - THE
LEHMAN BROTHERS 1-3 YEAR
GOVERNMENT/CORPORATE BOND
INDEX - AND ITS ROLE IN THE
MANAGEMENT OF THE FUND:
"THE LEHMAN BROTHERS 1-3 YEAR
GOVERNMENT/CORPORATE BOND
INDEX PLAYS AN IMPORTANT ROLE IN
THE MANAGEMENT OF THE FUND. IT'S
THE FUND'S BENCHMARK INDEX AND
INCLUDES MOST OF THE UNIVERSE OF
INVESTMENT-GRADE BONDS WITH
MATURITIES BETWEEN ONE AND THREE
YEARS. I USE THE INDEX AS A
GUIDELINE ABOUT THE STRUCTURE OF
THE OVERALL BOND MARKET, AND
MANAGE THE FUND TO BE GENERALLY AS
SENSITIVE TO CHANGES IN INTEREST
RATES AS THE INDEX. IN ADDITION, I
REFER TO THE INDEX WHEN DECIDING
HOW TO ALLOCATE ASSETS AMONG
DIFFERENT MATURITIES AND MARKET
SECTORS - SUCH AS CORPORATE OR
GOVERNMENT SECURITIES - BASED
ON MY VIEW OF THE RELATIVE VALUE OF
EACH MATURITY OR SECTOR."
FUND FACTS
GOAL: HIGH CURRENT INCOME,
CONSISTENT WITH PRESERVATION OF
CAPITAL, BY INVESTING PRIMARILY
IN INVESTMENT-GRADE,
FIXED-INCOME SECURITIES WHILE
MAINTAINING AN AVERAGE
MATURITY OF THREE YEARS OR LESS
FUND NUMBER: 450
TRADING SYMBOL: FSHBX
START DATE: SEPTEMBER 15, 1986
SIZE: AS OF OCTOBER 31, 1998,
MORE THAN $876 MILLION
MANAGER: ANDREW DUDLEY,
SINCE 1997; MANAGER, SPARTAN
SHORT-TERM BOND FUND AND
FIDELITY ADVISOR SHORT
FIXED-INCOME FUND, SINCE
1997; JOINED FIDELITY IN 1996
(CHECKMARK)


INVESTMENT CHANGES





QUALITY DIVERSIFICATION AS OF OCTOBER 31, 1998

(MOODY'S RATINGS)                               % OF FUND'S   % OF FUND'S INVESTMENTS
                                                INVESTMENTS   6 MONTHS AGO

AAA                                              41.9          39.1

AA                                               8.4           8.8

A                                                14.5          14.4

BAA                                              28.8          28.8

BA AND BELOW                                     1.6           4.7

NOT RATED                                        0.9           1.4


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED
S&P RATINGS.
AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1998

                                                        6 MONTHS AGO

YEARS                                              2.4   2.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1998

                                       6 MONTHS AGO

YEARS                             1.8   1.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF OCTOBER 31, 1998 * AS OF APRIL 30, 1998 * *

CORPORATE BONDS 58.7%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 16.5%
MORTGAGE SECURITIES 17.4%
SHORT-TERM
INVESTMENTS 3.9%
OTHER 3.5%
CORPORATE BONDS 66.0%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 15.0%
MORTGAGE SECURITIES 12.0%
SHORT-TERM
INVESTMENTS 2.8%
OTHER 4.2%
ROW: 1, COL: 1, VALUE: 58.7
ROW: 1, COL: 2, VALUE: 16.5
ROW: 1, COL: 3, VALUE: 17.4
ROW: 1, COL: 4, VALUE: 3.9
ROW: 1, COL: 5, VALUE: 3.5
ROW: 1, COL: 1, VALUE: 66.0
ROW: 1, COL: 2, VALUE: 15.0
ROW: 1, COL: 3, VALUE: 12.0
ROW: 1, COL: 4, VALUE: 2.8
ROW: 1, COL: 5, VALUE: 4.2

* FOREIGN INVESTMENTS 6.8%
* * FOREIGN INVESTMENTS 6.7%


INVESTMENTS OCTOBER 31, 1998 (UNAUDITED)


SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



NONCONVERTIBLE BONDS - 40.9%

MOODY'S RATINGS (UNAUDITED) (A)                  PRINCIPAL      VALUE (NOTE 1)
                                                 AMOUNT (000S)  (000S)

BASIC INDUSTRIES - 1.3%

CHEMICALS & PLASTICS - 0.9%

Methanex Corp. yankee                      A2    $ 8,440        $ 8,704
8.875% 11/15/01

PACKAGING & CONTAINERS - 0.4%

Owens-Illinois, Inc. 7.15%                 Ba1    3,430          3,412
5/15/05

TOTAL BASIC INDUSTRIES                                           12,116

CONSTRUCTION & REAL ESTATE - 1.7%

REAL ESTATE INVESTMENT TRUSTS - 1.7%

Camden Property Trust                      Baa2   6,600          6,521
6.625% 2/15/01

CenterPoint Properties Trust               Baa2   1,100          1,053
6.75% 4/1/05

EOP Operating LP:

6.375% 2/15/03                             Baa1   2,920          2,869

6.376% 2/15/02                             Baa1   2,200          2,173

Weeks Realty LP 6.875%                     Baa2   3,000          2,796
3/15/05

                                                                 15,412

ENERGY - 0.3%

OIL & GAS - 0.3%

Occidental Petroleum Corp.                 Baa3   1,570          1,587
6.09% 11/29/99

Oryx Energy Co.:

8.125% 10/15/05                            Ba1    370            397

8.375% 7/15/04                             Ba1    950            1,011

                                                                 2,995

FINANCE - 17.5%

BANKS - 6.9%

Banc One Corp. 6.7%                        Aa3    3,700          3,764
3/24/00

Banco Latinoamericano
Exportaciones SA euro:

6.45% 9/13/99 (b)                          Baa2   2,880          2,938

6.9% 12/4/99 (b)                           Baa2   1,700          1,712

BanPonce Corp. 6.488%                      A3     3,450          3,509
3/3/00

BanPonce Financial Corp.:

6.88% 6/16/00                              A3     1,450          1,486

7.65% 5/3/00                               A3     3,750          3,889

Barclays Bank PLC yankee                   A1     5,600          5,658
5.875% 7/15/00

Capital One Bank:

6.42% 11/12/99                             Baa3   6,000          6,037

7.35% 6/20/00                              Baa3   6,150          6,246

NONCONVERTIBLE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)                  PRINCIPAL      VALUE (NOTE 1)
                                                 AMOUNT (000S)  (000S)

FINANCE - CONTINUED

BANKS - CONTINUED

First USA Bank 6.5%                        Aa2   $ 5,400        $ 5,468
12/23/99

KeyCorp. 7.45% 4/5/00                      A1     3,250          3,360

NationsBank Corp. 5.75%                    Aa2    7,700          7,818
3/15/01

Popular, Inc. 6.4% 8/25/00                 A3     2,270          2,276

Providian National Bank:

6.25% 5/7/01                               Baa3   3,200          3,231

6.7% 3/15/03                               Baa3   5,000          5,013

                                                                 62,405

CREDIT & OTHER FINANCE - 9.5%

Abbey National PLC 6.69%                   Aa3    5,400          5,563
10/17/05

Aristar, Inc. 6% 8/1/01                    A3     4,500          4,518

AT&T Capital Corp.:

6.16% 12/3/99                              Baa3   5,690          5,769

6.25% 5/15/01                              Baa3   7,310          7,253

Chrysler Financial Corp.:

5.25% 5/4/01                               A2     6,400          6,394

8.42% 2/1/99                               A3     2,500          2,517

Chrysler Financial LLC                     A2     5,460          5,527
6.375% 1/28/00

Edison Mission Energy                      Baa1   5,117          5,300
Funding Corp. 6.77%
9/15/03 (b)

ERP Operating LP 6.55%                     A3     800            800
11/15/01

Finova Capital Corp. 6.27%                 Baa1   1,650          1,655
9/29/00

Ford Motor Credit Co.                      A1     3,400          3,378
5.125% 10/15/01

General Electric Capital                   Aaa    2,600          2,672
Corp. 6.01% 4/30/01

General Motors Acceptance                  A2     14,820         14,966
Corp. 5.85% 4/20/00

GS Escrow Corp. 6.75%                      Ba1    5,400          5,286
8/1/01 (b)

Heller Financial, Inc. 6.25%               A3     4,000          4,024
3/1/01

MCN Investment Corp.                       Baa3   3,640          3,642
5.84% 2/1/99

Money Store, Inc. 7.3%                     A2     1,870          1,983
12/1/02

North American Mortgage                    Baa2   2,250          2,247
Co. 5.8% 11/2/98

Salton Sea Funding Corp.                   Baa2   2,121          2,141
7.02% 5/30/00

                                                                 85,635

NONCONVERTIBLE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)                  PRINCIPAL      VALUE (NOTE 1)
                                                 AMOUNT (000S)  (000S)

FINANCE - CONTINUED

SAVINGS & LOANS - 0.8%

Long Island Savings Bank
FSB:

6.2% 4/2/01                                Baa3  $ 3,500        $ 3,496

7% 6/13/02                                 Baa3   3,080          3,155

                                                                 6,651

SECURITIES INDUSTRY - 0.3%

Amvescap PLC yankee                        A3     2,800          2,868
6.375% 5/15/03

TOTAL FINANCE                                                    157,559

INDUSTRIAL MACHINERY & EQUIPMENT - 1.1%

INDUSTRIAL MACHINERY & EQUIPMENT - 0.6%

Tyco International Group SA                Baa1   5,500          5,611
yankee 6.125% 6/15/01

POLLUTION CONTROL - 0.5%

WMX Technologies, Inc.                     Baa3   4,435          4,481
6.25% 10/15/00

TOTAL INDUSTRIAL MACHINERY & EQUIPMENT                           10,092

MEDIA & LEISURE - 6.3%

BROADCASTING - 3.4%

Continental Cablevision,
Inc.:

8.3% 5/15/06                               Baa3   820            899

8.5% 9/15/01                               Baa3   5,755          6,109

TCI Communications, Inc.:

6.375% 9/15/99                             Baa3   9,675          9,761

8.25% 1/15/03                              Baa3   725            801

9% 1/2/02                                  Ba1    2,300          2,544

Time Warner, Inc.:

7.95% 2/1/00                               Baa3   8,775          9,018

7.975% 8/15/04                             Baa3   1,650          1,825

                                                                 30,957

ENTERTAINMENT - 2.1%

Paramount Communications,                  Baa3   2,620          2,741
Inc. 7.5% 1/15/02

Viacom, Inc.:

6.75% 1/15/03                              Baa3   11,320         11,671

7.75% 6/1/05                               Baa3   4,300          4,635

                                                                 19,047

NONCONVERTIBLE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)                  PRINCIPAL      VALUE (NOTE 1)
                                                 AMOUNT (000S)  (000S)

MEDIA & LEISURE - CONTINUED

PUBLISHING - 0.8%

News America Holdings,                     Baa3  $ 4,300        $ 4,723
Inc. 8.5% 2/15/05

Time Warner Entertainment                  Baa2   1,900          2,130
Co. LP 9.625% 5/1/02

                                                                 6,853

TOTAL MEDIA & LEISURE                                            56,857

NONDURABLES - 1.8%

FOODS - 0.7%

Dole Food, Inc. 6.75%                      Baa2   6,300          6,343
7/15/00

TOBACCO - 1.1%

Philip Morris Companies,
Inc.:

7.125% 12/1/99                             A2     7,000          7,130

7.25% 9/15/01                              A2     2,545          2,654

                                                                 9,784

TOTAL NONDURABLES                                                16,127

RETAIL & WHOLESALE - 1.7%

GENERAL MERCHANDISE STORES - 1.7%

Dayton Hudson Corp.:

6.8% 10/1/01                               A3     4,870          5,043

9.75% 7/1/02                               A3     2,980          3,388

10% 12/1/00                                A3     2,380          2,594

Federated Department                       Baa2   4,380          4,679
Stores, Inc. 8.125%
10/15/02

                                                                 15,704

TECHNOLOGY - 3.8%

COMPUTER SERVICES & SOFTWARE - 0.2%

Computer Associates                        Baa1   1,760          1,756
International, Inc. 6.25%
4/15/03

COMPUTERS & OFFICE EQUIPMENT - 3.6%

Comdisco, Inc.:

5.86% 4/7/00                               Baa1   1,090          1,100

6.1% 6/5/01                                Baa1   14,210         14,532

NONCONVERTIBLE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)                  PRINCIPAL      VALUE (NOTE 1)
                                                 AMOUNT (000S)  (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT - CONTINUED

Comdisco, Inc.:

6.55% 2/4/00                               Baa1  $ 12,400       $ 12,645

7.75% 9/1/99                               Baa1   4,000          4,048

                                                                 32,325

TOTAL TECHNOLOGY                                                 34,081

TRANSPORTATION - 1.5%

AIR TRANSPORTATION - 0.4%

Continental Airlines, Inc.                 Baa1   2,500          2,506
Pass Through Trust
Certificates 7.08%
11/1/04

Delta Air Lines, Inc. 9.875%               Baa3   1,150          1,218
5/15/00

                                                                 3,724

RAILROADS - 1.1%

CSX Corp.:

7.05% 5/1/02                               Baa2   3,850          4,007

9.5% 8/1/00                                Baa2   3,200          3,407

Norfolk Southern Corp.                     Baa1   2,300          2,402
6.95% 5/1/02

                                                                 9,816

TOTAL TRANSPORTATION                                             13,540

UTILITIES - 3.9%

ELECTRIC UTILITY - 2.2%

Avon Energy Partners                       Baa2   2,800          2,901
Holdings yankee 6.73%
12/11/02 (b)

Indiana Michigan Power Co.                 Baa1   5,500          5,604
6.4% 3/1/00

Niagara Mohawk Power                       Ba1    2,000          2,056
Corp. 6.875% 3/1/01

Ohio Edison Co. 7.375%                     Baa2   2,900          3,051
9/15/02

Philadelphia Electric Co.:

5.625% 11/1/01                             Baa1   2,200          2,211

6.5% 5/1/03                                Baa1   1,550          1,614

Texas Utilities Electric Co.               Baa1   2,700          2,757
7.375% 11/1/99

                                                                 20,194

GAS - 0.3%

Arkla, Inc. 8.875%                         Baa1   2,500          2,572
7/15/99

NONCONVERTIBLE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)                  PRINCIPAL      VALUE (NOTE 1)
                                                 AMOUNT (000S)  (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - 1.4%

MCI WorldCom, Inc.:

6.125% 8/15/01                             Baa2  $ 6,765        $ 6,917

8.875% 1/15/06                             Baa2   1,881          2,061

9.375% 1/15/04                             Baa2   3,333          3,468

                                                                 12,446

TOTAL UTILITIES                                                  35,212

TOTAL NONCONVERTIBLE BONDS                                       369,695
(Cost $367,511)



U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - 16.5%



U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.9%

Government Trust                            Aaa   898            952
Certificates (assets of Trust
guaranteed by U.S.
Government through
Defense Security
Assistance Agency) Class
T-3, 9.625% 5/15/02

Guaranteed Export Trust
Certificates (assets of Trust
guaranteed by U.S.
Government through
Export-Import Bank):

Series 1994-C, 6.61%                        Aaa   142            143
9/15/99

Series 1995-A, 6.28%                        Aaa   4,235          4,380
6/15/04

Israel Export Trust                         Aaa   1,398          1,455
Certificates (assets of Trust
guaranteed by U.S.
Government through
Export-Import Bank) Series
1994-1, 6.88% 1/26/03

Private Export Funding                      Aaa   1,029          1,081
Corp. secured 6.86%
4/30/04

                                                                 8,011

U.S. TREASURY OBLIGATIONS - 15.6%

U.S. Treasury Notes:

5.375% 2/15/01                              Aaa   30,110         30,787

5.5% 3/31/00                                Aaa   63,500         64,447

5.625% 11/30/99                             Aaa   4,270          4,324

5.75% 10/31/00                              Aaa   3,000          3,081

5.875% 2/15/00                              Aaa   3,190          3,248

U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)                  PRINCIPAL      VALUE (NOTE 1)
                                                 AMOUNT (000S)  (000S)

U.S. TREASURY OBLIGATIONS - CONTINUED

U.S. Treasury Notes: -
continued

5.875% 7/31/99                              Aaa  $ 3,430        $ 3,465

6.25% 2/28/02                               Aaa   8,220          8,685

6.875% 3/31/00                              Aaa   22,600         23,359

                                                                 141,396

TOTAL U.S. GOVERNMENT AND                                        149,407
GOVERNMENT AGENCY OBLIGATIONS
(Cost $149,339)


U.S. GOVERNMENT AGENCY - MORTGAGE
SECURITIES - 8.7%



FANNIE MAE - 4.9%

6.5% 1/1/13 to 2/1/13                             Aaa   16,108   16,345

6.5% 11/1/28 (c)                                  Aaa   13,500   13,605

7% 11/1/28 (c)                                    Aaa   12,500   12,773

11.5% 11/1/15                                     Aaa   1,085    1,208

                                                                 43,931

FREDDIE MAC - 0.7%

7% 5/1/01 to 8/1/01                               Aaa   1,874    1,893

8.5% 6/1/24 to 7/1/28                             Aaa   4,480    4,670

12% 11/1/19                                       Aaa   273      313

                                                                 6,876

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.1%

7.5% 9/15/22 to                                   Aaa   13,542   13,946
8/15/28 (d)

9.5% 3/15/16 to                                   Aaa   4,316    4,658
12/15/20

11% 12/15/09 to 8/15/20                           Aaa   5,028    5,533

11.5% 4/15/13 to                                  Aaa   1,726    1,923
8/15/13

12% 2/15/16                                       Aaa   1,597    1,795

                                                                 27,855

TOTAL U.S. GOVERNMENT AGENCY -                                   78,662
MORTGAGE SECURITIES
(Cost $78,732)

ASSET-BACKED SECURITIES - 17.8%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL      VALUE (NOTE 1)
                                            AMOUNT (000S)  (000S)

Aesop Funding II LLC 6.22%            Aaa   $ 4,500        $ 4,582
10/20/01 (b)

Arcadia Automobile                    Aaa    3,700          3,715
Receivables Trust 5.67%
1/15/04

Boatmens Auto Trust 6.35%             A2     1,375          1,377
10/15/01

Capital Equipment
Receivables Trust:

6.45% 8/15/02                         Aa3    5,100          5,259

6.57% 3/15/01                         Aa3    2,230          2,272

Case Equipment Loan Trust:

5.85% 2/15/03                         Aa2    1,770          1,765

6.15% 9/15/02                         Aaa    3,907          3,931

6.45% 11/10/02                        Aaa    3,000          3,081

Caterpillar Financial Asset           A3     1,080          1,085
Trust 6.55% 5/25/02

Chase Manhattan Marine                Aaa    4,400          4,489
Owner Trust 6.25%
4/16/07

Chevy Chase Auto
Receivables Trust:

5.97% 10/20/04                        Aaa    4,620          4,654

6.2% 3/20/04                          Aaa    1,929          1,946

Citibank Credit Card Master           Aaa    4,100          4,158
Trust I 5.75% 1/15/03

Contimortgage Home Equity
Loan Trust:

6.26% 7/15/12                         Aaa    8,800          8,800

6.3% 7/15/12                          Aaa    3,300          3,321

CPS Auto Grantor Trust:

6.09% 11/15/03                        Aaa    2,515          2,519

6.7% 2/15/02                          Aaa    836            841

CS First Boston Mortgage              Aaa    2,200          2,234
Securities Corp. 7%
3/15/27

Discover Card Master Trust I          A2     12,199         12,104
6.0006% 7/18/05 (e)

Fidelity Funding Auto Trust           Aaa    1,024          1,043
6.99% 11/15/02 (b)

Ford Credit Auto Owner                A2     4,900          4,912
Trust 6.15% 9/15/02

Ford Credit Grantor Trust             Aaa    2,191          2,197
5.9% 10/15/00

General Motors Acceptance             Aaa    988            988
Corp. Grantor Trust 7.15%
3/15/00

Green Tree Financial Corp.:

5.5% 1/31/00                          Aaa    116            116

5.8% 2/15/27                          Aaa    538            538

6.1% 4/15/27                          Aaa    1,956          1,957

6.45% 5/15/27                         Aaa    1,388          1,391

6.5% 6/15/27                          Aaa    915            915

Key Auto Finance Trust                Baa3   814            826
6.65% 10/15/03

KeyCorp Auto Grantor Trust            A3     87             87
5.8% 7/15/00

ASSET-BACKED SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL      VALUE (NOTE 1)
                                            AMOUNT (000S)  (000S)

Newcourt Equipment Trust              Aaa   $ 5,000        $ 4,994
Securities sequential pay
Series 1998-1 Class A3,
5.24% 12/20/02

Norwest Automobile Trust              A2     3,375          3,406
6.3% 5/15/03

Olympic Automobile
Receivables Trust:

6.125% 11/15/04                       Aaa    1,696          1,731

6.4% 9/15/01                          Aaa    3,800          3,861

Onyx Acceptance Grantor
Trust:

5.95% 7/15/04                         Aaa    5,194          5,237

6.2% 6/15/03                          Aaa    2,899          2,922

Petroleum Enhanced Trust              Baa2   4,923          4,917
Receivables Offering
Petroleum Trust 6.125%
2/5/03 (b)(e)

Premier Auto Trust:

5.7% 10/6/02                          Aaa    9,500          9,601

6% 5/6/00                             Aaa    1,031          1,032

6.35% 7/6/00                          A3     4,610          4,623

Reliance Auto Receivables             Aaa    1,222          1,222
Corp., Inc. 6.1%
7/15/02 (b)

SCFC Recreational Vehicle             Aaa    223            221
Loan Trust 7.25%
9/15/06

Sears Credit Account Master           Aaa    3,800          3,870
Trust II 6.2% 2/16/06

TMS Auto Grantor Trust                Aaa    479            481
5.9% 9/15/02

Tranex Auto Receivables               Aaa    2,550          2,586
Owner Trust 6.334%
8/15/03 (b)

UFSB Grantor Trust 8.2%               Baa2   221            221
1/10/01

Union Acceptance Corp.                Baa2   354            355
7.075% 7/10/02

Western Financial Grantor             Aaa    1,899          1,928
Trust 5.875% 3/1/02

WFS Financial Owner Trust:

6.4% 7/20/02                          Aaa    6,840          7,069

6.9% 12/20/03                         Aaa    5,020          5,227

7.05% 11/20/03                        Aaa    7,410          7,716

TOTAL ASSET-BACKED SECURITIES                               160,323
(Cost $158,542)


COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%

MOODY'S RATINGS (UNAUDITED) (A)                   PRINCIPAL      VALUE (NOTE 1)
                                                  AMOUNT (000S)  (000S)

PRIVATE SPONSOR - 1.0%

GE Capital Mortgage                          Aaa  $ 2,155        $ 2,163
Services, Inc. planned
amortization class Series
1994-2 Class A-4, 6%
1/25/09

Residential Funding                          Aa1   6,730          6,797
Mortgage Securities I, Inc.
planned amortization
class Series 1994-S12
Class A-2, 6.5% 4/25/09

                                                                  8,960

U.S. GOVERNMENT AGENCY - 0.7%

Fannie Mae ACES                              Aaa   5,852          5,973
sequential pay Series
1995 - M1 Class A,
6.65% 7/25/10

TOTAL COLLATERALIZED MORTGAGE                                     14,933
OBLIGATIONS
(Cost $14,778)



COMMERCIAL MORTGAGE SECURITIES - 7.0%



Allied Capital Commercial                    Aaa    4,141          4,134
Mortgage Trust sequential
pay Series 1998-1 Class
A, 6.31% 1/25/28 (b)

Bankers Trust Remic Trust                    Baa2   6,715          6,558
1988-1 floater Series
1998-S1A Class D,
6.5023% 11/28/02 (b)(e)

BKB Commercial Mortgage                      AA     1,516          1,512
Trust Series 1997 C1,
Class B, 7.218%
2/25/43 (b)(e)

CBM Funding Corp.
sequential pay Series
1996-1:

Class A 1, 7.55% 7/1/99                      AA     144            144

Class A-2, 6.88% 7/1/02                      AA     2,170          2,227

CS First Boston Mortgage
Securities Corp.:

sequential pay Series                        -      6,604          6,612
1997-SPICE Class A,
6.653% 8/20/36 (b)

Series 1998 FLI Class E,                     Baa2   6,500          6,319
6.1938%
1/10/13 (b)(e)

DLJ Commercial Mortgage                      A2     2,740          2,726
Corp. floater Series
1998-STFA Class A-3,
6.0075% 1/8/11 (b)(e)

Equitable Life Assurance
Society of the United
States (The):

floater Series 174 Class                     Baa2   2,300          2,258
D-2, 6.7063%
5/15/03 (b)(e)

COMMERCIAL MORTGAGE SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)                    PRINCIPAL      VALUE (NOTE 1)
                                                   AMOUNT (000S)  (000S)

Equitable Life Assurance
Society of the United
States (The): - continued

sequential pay Series 174                    Aaa   $ 2,500        $ 2,673
Class A1, 7.24%
5/15/06 (b)

Federal Deposit Insurance
Corp. Remic Trust:

sequential pay Series                        Aaa    1,060          1,061
1994-C1 Class II-A2,
7.85% 9/25/25

sequential pay Series                        Aaa    4,335          4,347
1996-C1 Class 1A,
6.75% 7/25/26

FMAC Loan Receivables                        Aaa    1,308          1,322
Trust 1998-C sequential
pay Series 1998-C Class
A1 Notes, 5.99%
9/15/20 (b)

Franchise Loan Trust 1998-1                  Aaa    3,812          3,854
sequential pay Series
1998-I Class A1 Notes,
6.24% 7/15/20 (b)

Kidder Peabody Acceptance                    Aa2    940            938
Corp. I sequential pay
Series 1993-M1 Class
A-2, 7.15% 4/25/25

Nomura Asset Securities                      -      2,006          2,007
Corp. floater Series
1994-MD-II Class A-6,
6.9095% 7/7/03 (e)

Nomura Depositor Trust                       Baa2   5,400          5,076
floater Series 1998-ST1A
Class A-4, 6.4898%
2/15/34 (b)(e)

Resolution Trust Corp.:

floater Series 1994-C1                       AAA    434            434
Class A-3, 5.8625%
6/25/26 (e)

sequential pay Series                        Aaa    2,925          2,921
1995 C-1 Class A2C,
6.9% 2/25/27

Structured Asset Securities
Corp.:

floater Series 1998-C2A                      A3     5,218          5,205
Class C, 5.6494%
1/25/13 (b)(e)

Series 1996-C3 Class A,                      AAA    1,078          1,073
6.75% 6/25/30 (b)(e)

TOTAL COMMERCIAL MORTGAGE                                          63,401
SECURITIES
(Cost $64,052)



FOREIGN GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - 0.9%



Ontario Province:

euro:

global 6.125%                               Aa3   2,700          2,760
6/28/00 (f)

FOREIGN GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)                  PRINCIPAL      VALUE (NOTE 1)
                                                 AMOUNT (000S)  (000S)

Ontario Province: -
continued

8.5% 2/28/01 (f)                            Aa3  $ 2,500        $ 2,675

5.75% 11/7/00 (f)                           Aa3   2,740          2,770

TOTAL FOREIGN GOVERNMENT AND                                     8,205
GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,126)


SUPRANATIONAL OBLIGATIONS - 1.8%



African Development Bank:

7.75% 12/15/01                     Aa1   5,090    5,437

9.3% 7/1/00                        Aa1   10,270   10,896

TOTAL SUPRANATIONAL OBLIGATIONS                   16,333
(Cost $16,396)

CERTIFICATES OF DEPOSIT - 0.8%

Canadian Imperial Bank of    Aa3   6,885   6,997
Commerce,
New York yankee 6.2%
8/1/00
(Cost $6,900)

CASH EQUIVALENTS - 3.9%

                                 MATURITY
                                 AMOUNT (000S)

Investments in repurchase                        34,873
agreements (U.S. Treasury        $ 34,873,000
obligations), in a joint
trading account at 5.64%,
dated 10/30/98 due
11/2/98
(Cost $34,873)

TOTAL INVESTMENT IN SECURITIES                  $ 902,829
- 100%
(Cost $899,249)

LEGEND
(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $81,809,000 or 9.3% of net assets.
(c) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
(d) A portion of the security was sold on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
MOODY'S RATINGS  S&P RATINGS

Aaa, Aa, A   64.2%  AAA, AA, A   60.2%

Baa          28.8%  BBB          29.3%

Ba           1.6%   BB           1.1%

B            0.0%   B            0.0%

Caa          0.0%   CCC          0.0%

Ca, C        0.0%   CC, C        0.0%

                    D            0.0%

For some foreign government obligations, FMR has assigned the ratings for the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 1%.
INCOME TAX INFORMATION
At October 31, 1998, the aggregate cost
of investment securities for income tax purposes was $899,255,000. Net unrealized appreciation aggregated $3,574,000, of which $7,184,000 related to appreciated investment securities and $3,610,000 related to depreciated investment securities.
At April 30, 1998, the fund had a capital loss carryforward of approximately $166,788,000 of which $2,771,000, $2,248,000,
$18,091,000, $55,095,000, $74,079,000, $6,241,000 and $8,263,000 will expire on April 30, 1999, 2000, 2002, 2003, 2004, 2005 and 2006,
respectively. Of the loss carryforwards expiring in 2000, 2002 and 2003, $2,248,000, $13,718,000, and $15,805,000, respectively, were acquired in a merger and are available to offset future capital gains of the fund to the extent provided by regulations.
The fund intends to elect to defer to its fiscal year ending April 30, 1999 approximately $308,000 of losses recognized during the period November 1, 1997 to April 30, 1998.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) OCTOBER 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                                 $ 902,829
AGREEMENTS OF $34,873) (COST $899,249) -
SEE ACCOMPANYING SCHEDULE

COMMITMENT TO SELL SECURITIES ON A DELAYED DELIVERY BASIS                    $ (13,901)

RECEIVABLE FOR SECURITIES SOLD ON A DELAYED DELIVERY BASIS                    13,926      25

RECEIVABLE FOR INVESTMENTS SOLD, REGULAR DELIVERY                                         8,477

RECEIVABLE FOR FUND SHARES SOLD                                                           490

INTEREST RECEIVABLE                                                                       9,797

OTHER RECEIVABLES                                                                         3

 TOTAL ASSETS                                                                             921,621

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                             16,002
REGULAR DELIVERY

 DELAYED DELIVERY                                                             26,267

PAYABLE FOR FUND SHARES REDEEMED                                              2,197

DISTRIBUTIONS PAYABLE                                                         465

ACCRUED MANAGEMENT FEE                                                        317

OTHER PAYABLES AND ACCRUED EXPENSES                                           233

 TOTAL LIABILITIES                                                                        45,481

NET ASSETS                                                                               $ 876,140

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                          $ 1,042,828

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                                          (3,570)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                                     (166,723)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                 3,605

NET ASSETS, FOR 100,126 SHARES OUTSTANDING                                               $ 876,140

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                                  $8.75
SHARE ($876,140 (DIVIDED BY) 100,126 SHARES)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                             $ 27,473
INTEREST

EXPENSES

MANAGEMENT FEE                                                       $ 1,799

TRANSFER AGENT FEES                                                   830

ACCOUNTING FEES AND EXPENSES                                          134

CUSTODIAN FEES AND EXPENSES                                           23

REGISTRATION FEES                                                     8

AUDIT                                                                 24

LEGAL                                                                 1

MISCELLANEOUS                                                         2

 TOTAL EXPENSES BEFORE REDUCTIONS                                     2,821

 EXPENSE REDUCTIONS                                                   (57)     2,764

NET INVESTMENT INCOME                                                          24,709

REALIZED AND UNREALIZED GAIN (LOSS)                                            426
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                                3,933

 DELAYED DELIVERY COMMITMENTS                                         25       3,958

NET GAIN (LOSS)                                                                4,384

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                               $ 29,093
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                       SIX MONTHS ENDED   YEAR ENDED
                                                           OCTOBER 31, 1998   APRIL 30,
                                                           (UNAUDITED)        1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 24,709           $ 55,294
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                   426                (2,546)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)       3,958              6,400

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            29,093             59,148
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME    (24,252)           (54,671)

SHARE TRANSACTIONS                                          224,528            337,273
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                              21,688             49,278

 COST OF SHARES REDEEMED                                    (183,705)          (504,130)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            62,511             (117,579)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   67,352             (113,102)

NET ASSETS

 BEGINNING OF PERIOD                                        808,788            921,890

 END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET   $ 876,140          $ 808,788
INVESTMENT INCOME OF $3,570 AND $4,027, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                       25,696             38,753

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                    2,485              5,662

 REDEEMED                                                   (21,039)           (57,922)

 NET INCREASE (DECREASE)                                    7,142              (13,507)


FINANCIAL HIGHLIGHTS
     SIX MONTHS ENDED   YEARS ENDED APRIL 30,
     OCTOBER 31, 1998

     (UNAUDITED)        1998                   1997  1996  1995  1994


SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 8.700     $ 8.660  $ 8.720  $ 8.720  $ 9.080  $ 9.510
BEGINNING OF PERIOD

INCOME FROM INVESTMENT         .130 D      .546 D   .558 D   .579     .344     .588
OPERATIONS
NET INVESTMENT
 INCOME

 NET REALIZED AND UN-          .176        .033     (.061)   (.020)   (.156)   (.392)
 REALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT         .306        .579     .497     .559     .188     .196
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           (.256)      (.539)   (.552)   (.504)   (.430)   (.592)
 INCOME

 IN EXCESS OF NET              -           -        -        -        -        (.034)
 INVESTMENT INCOME

 RETURN OF CAPITAL             -           -        (.005)   (.055)   (.118)   -

 TOTAL DISTRIBUTIONS           (.256)      (.539)   (.557)   (.559)   (.548)   (.626)

NET ASSET VALUE, END OF       $ 8.750     $ 8.700  $ 8.660  $ 8.720  $ 8.720  $ 9.080
PERIOD

TOTAL RETURN B, C              3.56%       6.86%    5.86%    6.52%    2.17%    1.99%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 876       $ 809    $ 922    $ 1,048  $ 1,304  $ 1,962
PERIOD (IN MILLIONS)

RATIO OF EXPENSES TO           .67% A, E   .70%     .70%     .69%     .69%     .80%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .66% A, F   .70%     .70%     .68% F   .69%     .80%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT        5.92% A     6.26%    6.41%    6.37%    6.37%    6.70%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        103% A      117%     104%     151%     113%     73%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Short-Term Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal
2. OPERATING POLICIES -
CONTINUED
REPURCHASE AGREEMENTS  -
CONTINUED
amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS.
The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $485,845,000 and $417,440,000, respectively, of which U.S. government and government agency obligations aggregated $302,171,000 and $221,648,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets. ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
Effective June 27, 1998, FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .65% of the funds average net assets. For the period, the reimbursement reduced expenses by $38,000.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $7,000 and $12,000, respectively, under these arrangements.
INVESTMENT ADVISER
Fidelity Management & Research Company Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning Jr., Vice President
Dwight D. Churchill, Vice President
Andrew J. Dudley, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Income
High Income
Intermediate Bond
Intermediate Government Income
International Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark)  Ginnie Mae
Spartan Government Income
Spartan Investment Grade Bond
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Strategic Income
Target Timeline 1999, 2001 & 2003
SM
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress(registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(registered trademark)
(2_FIDELITY_LOGOS)SPARTAN(REGISTERED TRADEMARK)

GOVERNMENT INCOME
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK             7    THE MANAGER'S REVIEW OF FUND
                           PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                           INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                           WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  16   STATEMENTS OF ASSETS AND LIABILITIES,
                           OPERATIONS, AND CHANGES IN NET ASSETS,
                           AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 20   NOTES TO THE FINANCIAL STATEMENTS.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998       PAST 6  PAST 1  PAST 5  LIFE OF
                                     MONTHS  YEAR    YEARS   FUND

SPARTAN GOVERNMENT INCOME            6.72%   10.44%  38.21%  132.63%

LB GOVERNMENT BOND                   7.46%   11.28%  40.10%  N/A

GENERAL US GOVERNMENT FUNDS AVERAGE  5.74%   9.06%   33.17%  N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 20, 1988. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Government Bond Index - an index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 191 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998            PAST 1  PAST 5  LIFE OF
                                          YEAR    YEARS   FUND

SPARTAN GOVERNMENT INCOME                 10.44%  6.69%   8.93%

LB GOVERNMENT BOND                        11.28%  6.98%   N/A

GENERAL US GOVERNMENT FUNDS AVERAGE       9.06%   5.88%   N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             Spartan Govt. Income        LB Government Bond
             00453                       LB003
  1988/12/31      10000.00                    10000.00
  1989/01/31      10175.40                    10127.14
  1989/02/28      10097.78                    10044.69
  1989/03/31      10104.09                    10106.16
  1989/04/30      10313.82                    10322.92
  1989/05/31      10606.35                    10566.35
  1989/06/30      10945.29                    10918.90
  1989/07/31      11196.70                    11149.49
  1989/08/31      10999.20                    10961.86
  1989/09/30      11064.30                    11009.01
  1989/10/31      11349.30                    11293.91
  1989/11/30      11477.32                    11403.28
  1989/12/31      11522.54                    11422.54
  1990/01/31      11374.73                    11260.83
  1990/02/28      11423.41                    11283.30
  1990/03/31      11432.64                    11280.83
  1990/04/30      11290.09                    11181.34
  1990/05/31      11644.08                    11493.15
  1990/06/30      11829.42                    11675.10
  1990/07/31      12017.08                    11824.47
  1990/08/31      11838.33                    11659.80
  1990/09/30      11934.42                    11771.63
  1990/10/31      12100.99                    11963.96
  1990/11/30      12373.83                    12229.11
  1990/12/31      12578.78                    12418.22
  1991/01/31      12724.51                    12551.54
  1991/02/28      12819.09                    12623.38
  1991/03/31      12879.73                    12687.57
  1991/04/30      13014.49                    12826.81
  1991/05/31      13078.93                    12876.68
  1991/06/30      13080.97                    12858.41
  1991/07/31      13251.79                    13010.99
  1991/08/31      13535.40                    13312.68
  1991/09/30      13808.89                    13591.90
  1991/10/31      13957.32                    13710.90
  1991/11/30      14056.63                    13848.41
  1991/12/31      14478.81                    14320.21
  1992/01/31      14300.45                    14097.27
  1992/02/29      14396.79                    14152.33
  1992/03/31      14350.80                    14069.62
  1992/04/30      14452.94                    14158.25
  1992/05/31      14693.76                    14419.45
  1992/06/30      14881.82                    14626.10
  1992/07/31      15120.94                    14994.69
  1992/08/31      15198.57                    15134.43
  1992/09/30      15326.07                    15348.48
  1992/10/31      15148.13                    15127.02
  1992/11/30      15271.79                    15100.85
  1992/12/31      15509.70                    15355.14
  1993/01/31      15678.96                    15681.27
  1993/02/28      15894.57                    15995.31
  1993/03/31      15936.89                    16048.88
  1993/04/30      16060.25                    16172.32
  1993/05/31      16126.36                    16154.55
  1993/06/30      16393.88                    16513.02
  1993/07/31      16488.97                    16613.75
  1993/08/31      16710.04                    16984.57
  1993/09/30      16688.57                    17049.50
  1993/10/31      16720.09                    17113.94
  1993/11/30      16522.81                    16926.31
  1993/12/31      16648.09                    16991.73
  1994/01/31      16896.96                    17224.29
  1994/02/28      16548.56                    16859.65
  1994/03/31      16104.37                    16480.43
  1994/04/30      15876.77                    16350.82
  1994/05/31      15892.09                    16329.84
  1994/06/30      15850.93                    16292.31
  1994/07/31      16166.65                    16591.78
  1994/08/31      16192.46                    16594.99
  1994/09/30      15955.78                    16361.19
  1994/10/31      15947.83                    16348.85
  1994/11/30      15923.85                    16318.97
  1994/12/31      16051.03                    16418.22
  1995/01/31      16365.74                    16723.86
  1995/02/28      16727.41                    17083.82
  1995/03/31      16810.12                    17190.96
  1995/04/30      17039.33                    17415.63
  1995/05/31      17682.39                    18118.01
  1995/06/30      17826.75                    18257.01
  1995/07/31      17766.76                    18189.85
  1995/08/31      17969.09                    18403.65
  1995/09/30      18151.91                    18580.92
  1995/10/31      18441.89                    18863.84
  1995/11/30      18694.17                    19157.88
  1995/12/31      18967.41                    19429.45
  1996/01/31      19066.72                    19548.70
  1996/02/29      18698.76                    19150.48
  1996/03/31      18551.13                    18990.50
  1996/04/30      18420.29                    18869.28
  1996/05/31      18400.33                    18837.67
  1996/06/30      18612.90                    19080.85
  1996/07/31      18662.12                    19128.01
  1996/08/31      18615.75                    19085.30
  1996/09/30      18922.61                    19402.05
  1996/10/31      19328.85                    19828.91
  1996/11/30      19659.33                    20173.81
  1996/12/31      19462.38                    19967.91
  1997/01/31      19473.93                    19990.12
  1997/02/28      19494.31                    20017.53
  1997/03/31      19311.92                    19805.70
  1997/04/30      19572.52                    20091.59
  1997/05/31      19720.32                    20264.91
  1997/06/30      19943.39                    20492.28
  1997/07/31      20485.79                    21073.94
  1997/08/31      20294.77                    20865.57
  1997/09/30      20597.39                    21179.36
  1997/10/31      20924.10                    21545.74
  1997/11/30      21026.24                    21656.09
  1997/12/31      21256.60                    21882.48
  1998/01/31      21568.04                    22209.85
  1998/02/28      21503.18                    22149.61
  1998/03/31      21568.64                    22212.32
  1998/04/30      21653.86                    22312.31
  1998/05/31      21867.07                    22541.41
  1998/06/30      22099.01                    22797.68
  1998/07/31      22127.73                    22832.98
  1998/08/31      22595.68                    23426.98
  1998/09/30      23231.37                    24058.51
  1998/10/30      23108.56                    23976.55
IMATRL PRASUN   SHR__CHT 19981031 19981110 111212 R00000000000121
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Government Income Fund on December 31, 1988, shortly after the fund started. As the chart shows, by October 31, 1998, the value of the investment would have grown to $23,109 - a 131.09% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $23,977 - a 139.77% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

                  SIX MONTHS   YEARS ENDED APRIL 30,
                  ENDED
                  OCTOBER 31,

                  1998         1998                   1997    1996   1995    1994

DIVIDEND RETURNS  3.08%        6.55%                  6.76%   6.69%  7.82%   5.10%

CAPITAL RETURNS   3.64%         4.08%                 -0.50%  1.41%  -0.50%  -6.24%

TOTAL RETURNS     6.72%        10.63%                 6.26%   8.10%  7.32%   -1.14%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998  PAST 1       PAST 6        PAST 1
                                MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE             5.22(CENTS)  31.34(CENTS)  62.28(CENTS)

ANNUALIZED DIVIDEND RATE        5.66%        5.85%         5.90%

30-DAY ANNUALIZED YIELD         5.07%        -             -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.86 over the past one month, $10.63 over the past six months and $10.55 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses the yield would have been 5.00%.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Volatility in overseas markets,
combined with two interest-rate cuts
by the Federal Reserve Board,
provided the backdrop for solid
gains in the bond market during the
six months that ended October 31,
1998.  The Lehman Brothers
Aggregate Bond Index - a broad
measure of the U.S. taxable
investment-grade bond market -
returned 5.55% during the period.
Global market volatility, low interest
rates and a sharp decline in stock
prices sent U.S. Treasury yields -
which move in the opposite direction
of bond prices - to their lowest
levels in 30 years.  Investors' fears
resulted in an extreme flight to
quality that helped Treasuries
outperform all other sectors of the
bond market.  Despite signs of
strength in the U.S. economy and the
lack of inflationary pressures,
corporate and mortgage-bond
investors did not fare as well.  During
the six-month period, the Lehman
Brothers Corporate Bond Index
returned 4.00%, while the Lehman
Brothers Mortgage Backed Securities
Index returned 3.68%.  Late in the
period, the Group of Seven leading
industrial nations eased global
market concerns with
announcements that the International
Monetary Fund would establish a
precautionary line of credit to help
certain countries avert financial
crises.  In response, equity markets
rallied and a reduced demand for
safety caused the bond market to
stumble.  Despite weakness during
October, the yield on the benchmark
30-year Treasury closed at 5.15%.
An interview with Curt Hollingsworth, Portfolio Manager of Spartan Government Income Fund
Q. HOW DID THE FUND PERFORM, CURT?
A. For the six-month period that ended October 31, 1998, the fund provided a total return of 6.72%. To get a sense of how the fund did relative to its competitors, the general U.S. government funds average returned 5.74% for the same six-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Government Bond Index - which tracks the types of securities in which the fund invests
- returned 7.46% for the same period. For the 12-month period that ended October 31, 1998, the fund had a total return of 10.44%. For that same one-year period, the general U.S. government funds average returned 9.06% and the Lehman Brothers Government Bond Index returned 11.28%.
Q. WHAT FACTORS HELPED THE FUND BEAT ITS PEERS OVER THE PAST SIX
MONTHS?
A. The fund had a smaller stake in both agency and mortgage securities, which lagged U.S. Treasuries over the past six months. Due to growing uncertainty about the health of the global economy, investors flocked to Treasuries in droves and made them the single-best performing securities in the investment-grade bond market during the past six months. At the same time, they shunned other types of bonds, including agency and mortgage securities. Treasuries are backed directly by the full faith and credit of the U.S. government, while agency securities carry the implicit, or indirect, backing of the U.S. government. As a result, agency securities are not perceived to be as safe as Treasuries.
Q. EVEN THOUGH THE FUND OUTPACED ITS PEERS, IT LAGGED THE LEHMAN BROTHERS GOVERNMENT BOND INDEX OVER THE PAST SIX MONTHS. WHAT MADE THE DIFFERENCE?
A. Those best-performing U.S. Treasury securities comprised roughly 83% of the Lehman Brothers Government Bond Index but only about 25% of the fund at the end of period. Alternatively, the fund's holdings in agency securities - which generally lagged Treasuries - exceeded their index weighting. Finally, the fund's stake in mortgage securities - which were not contained in the index - caused the fund to lose ground relative to its benchmark index.
Q. WHAT PROBLEMS DID MORTGAGE SECURITIES FACE?
A. Mortgage securities give investors an interest in a pool of mortgages. Homeowners' monthly payments - which include both interest and principal - are passed through to the mortgage-bond holders. Their problems occurred when interest rates fell and many of these loans were prepaid by homeowners refinancing their mortgages. That wave of refinancing left some mortgage-bond holders to find a new place to put their money - usually at a lower interest rate. Not wanting to potentially be forced to forfeit their relatively high-yielding mortgage securities, investors generally shunned them during the final months of the period.
Q. DID YOU ALTER YOUR INVESTMENT APPROACH GIVEN ALL THE PROBLEMS THE MARKET EXPERIENCED?
A. No, and I believe the fact that I didn't really helped the fund in what proved to be a very turbulent period. I continually manage the fund to have approximately the same interest-rate sensitivity as the market for government bonds other than mortgage securities, as represented by the Lehman Brothers Government Bond Index. By doing so, I avoid the potential for making the fund too interest-rate sensitive at the wrong time - such as when interest rates are on the rise - or vice versa. Instead of trying to predict the direction of interest rates, I spend my time trying to identify securities that I believe will perform well no matter what the interest-rate environment.
Q. WHICH AGENCY SECURITIES DID YOU EMPHASIZE?
A. I continued to favor non-callable securities - those that can't be redeemed by their issuers before maturity. Some agency securities can be "called" - or redeemed - by their issuers as a way to reduce their debt costs. Because they can't be redeemed prior to maturity, non-callable securities tend to perform better than their callable counterparts when interest rates fall, and generally keep pace with callable bonds when interest rates rise.
Q. WHAT'S YOUR OUTLOOK?
A. The direction of interest rates, as always, will be the primary factor determining the performance of the government bond market. Further interest-rate cuts would likely provide a favorable backdrop for agency bonds and Treasury securities. If the Federal Reserve Board decides to hold rates stable, the bond market could be in for a period of readjustment. I'm likely to continue to place a relatively large emphasis on agency securities, because I think they offer better total return potential than mortgage securities or Treasuries at this point in time.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
CURT HOLLINGSWORTH ON
YIELD SPREADS:
"WHEN ANALYZING THE ATTRACTIVENESS
OF DIFFERENT TYPES OF BONDS I CONSIDER
THE YIELD SPREAD, WHICH REFLECTS THE
DIFFERENCE BETWEEN THE YIELD ON
TREASURIES AND THE YIELD ON OTHER
BONDS. AN AGENCY SECURITY, FOR
EXAMPLE, TYPICALLY WILL HAVE A
HIGHER YIELD THAN A TREASURY SECURITY
BECAUSE IT IS PERCEIVED TO CARRY
SLIGHTLY MORE RISK THAN A TREASURY.
OVER TIME, TREASURY AND AGENCY
YIELDS WILL MOVE AROUND, CAUSING THE
YIELD ADVANTAGE OFFERED BY AGENCIES
TO FLUCTUATE. I TRY TO BUY AGENCY
SECURITIES WHEN I THINK THAT THEIR
YIELD ADVANTAGE OVER TREASURIES WILL
DIMINISH, A PROCESS KNOWN AS
YIELD-SPREAD TIGHTENING. AS THAT
TIGHTENING OCCURS, THE PRICE
PERFORMANCE OF AN AGENCY SECURITY
WILL BE BETTER THAN A TREASURY."
NOTE TO SHAREHOLDERS: EFFECTIVE
DECEMBER 7, 1998, THOMAS J. SILVIA
WILL BECOME PORTFOLIO MANAGER OF
SPARTAN GOVERNMENT INCOME FUND.
MR. SILVIA CURRENTLY MANAGES OTHER
FIDELITY AND SPARTAN TAXABLE BOND
FUNDS. MR. SILVIA JOINED FIDELITY
IN 1993.
FUND FACTS
GOAL: HIGH CURRENT INCOME
FUND NUMBER: 453
TRADING SYMBOL: SPGVX
START DATE: DECEMBER 20, 1988
SIZE: AS OF OCTOBER 31, 1998,
MORE THAN $564 MILLION
MANAGER: CURT HOLLINGSWORTH,
SINCE 1997; MANAGER, VARIOUS
FIDELITY AND SPARTAN GOVERNMENT
AND MORTGAGE FUNDS; JOINED
FIDELITY IN 1983
(CHECKMARK)


INVESTMENT CHANGES





COUPON DISTRIBUTION AS OF OCTOBER 31, 1998

                                            % OF FUND'S   % OF FUND'S INVESTMENTS
                                            INVESTMENTS   6 MONTHS AGO

 ZERO COUPON BONDS                           0.0           6.2

 4 - 4.99%                                   0.6           0.0

 5 - 5.99%                                   13.3          6.7

 6 - 6.99%                                   30.8          28.6

 7 - 7.99%                                   3.9           7.4

 8 - 8.99%                                   31.5          16.4

 9 - 9.99%                                   12.0          23.8

10 - 10.99%                                  0.5           4.6

11% AND OVER                                 1.0           1.9


COUPON DISTRIBUTION SHOWS THE RANGE OF STATED RATES ON THE FUND'S
INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1998

                                                        6 MONTHS AGO

YEARS                                              8.4   8.9

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1998

                                       6 MONTHS AGO

YEARS                             5.4   5.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF OCTOBER 31, 1998 AS OF APRIL 30, 1998
ROW: 1, COL: 1, VALUE: 6.4
ROW: 1, COL: 2, VALUE: 51.1
ROW: 1, COL: 3, VALUE: 25.8
ROW: 1, COL: 4, VALUE: 16.7
MORTGAGE-BACKED
SECURITIES 16.9%
U.S. TREASURY
OBLIGATIONS 27.4%
U.S. GOVERNMENT
AGENCY OBLIGATIONS 51.3%
SHORT-TERM
INVESTMENTS 4.4%
MORTGAGE-BACKED
SECURITIES 16.7%
U.S. TREASURY
OBLIGATIONS 25.8%
U.S. GOVERNMENT
AGENCY OBLIGATIONS 51.1%
SHORT-TERM
INVESTMENTS 6.4%
ROW: 1, COL: 1, VALUE: 4.4
ROW: 1, COL: 2, VALUE: 51.3
ROW: 1, COL: 3, VALUE: 27.4
ROW: 1, COL: 4, VALUE: 16.9


INVESTMENTS OCTOBER 31, 1998 (UNAUDITED)


SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - 76.9%

                                            PRINCIPAL     VALUE
                                            AMOUNT        (NOTE 1)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 51.1%

Fannie Mae:

6.48% 6/28/04                               $ 530,000     $ 567,429

6.5% 7/16/07                                 8,770,000     9,508,609

6.7% 6/19/07                                 500,000       546,875

6.74% 5/13/04                                970,000       1,043,381

6.77% 9/1/05                                 1,000,000     1,099,060

6.82% 8/23/05                                1,000,000     1,101,560

6.85% 8/22/05                                1,000,000     1,104,690

7.65% 3/10/05                                2,870,000     3,283,911

Federal Agricultural                         700,000       774,704
Mortgage Corp.
7.01% 2/10/05

Federal Farm Credit
Bank:

5.8% 6/17/05                                 17,370,000    18,075,048

6.05% 1/13/06                                3,425,000     3,621,938

6.8% 10/18/06                                1,000,000     1,099,060

7.08% 11/30/05                               1,000,000     1,120,940

Federal Home Loan
Bank:

4.66% 10/15/01                               3,700,000     3,680,908

5.195% 9/11/01                               4,500,000     4,550,625

5.35% 2/7/01                                 9,000,000     9,109,710

5.81% 8/26/05                                6,800,000     7,111,304

6.23% 10/25/05                               1,000,000     1,070,160

6.33% 10/17/05                               3,000,000     3,227,340

6.43% 9/19/05                                1,000,000     1,080,620

7.59% 3/10/05                                260,000       295,994

8.09% 12/28/04                               2,000,000     2,327,500

Freddie Mac:

6.13% 2/27/06                                3,000,000     3,189,840

6.485% 10/3/05                               4,500,000     4,878,990

6.505% 7/1/04                                1,250,000     1,343,750

6.51% 1/8/07                                 1,610,000     1,736,031

6.75% 8/1/05                                 2,000,000     2,197,180

6.99% 7/5/06                                 20,000,000    22,184,400

8% 1/26/05                                   1,760,000     2,039,682

Government Loan Trusts                       2,088,164     2,370,504
(assets of Trust
guaranteed by U.S.
Government through
Agency for
International
Development) 8.5%
4/1/06

U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - CONTINUED

                                            PRINCIPAL     VALUE
                                            AMOUNT        (NOTE 1)

U.S. GOVERNMENT AGENCY OBLIGATIONS -
CONTINUED

Government Trust
Certificates (assets of
Trust
guaranteed by U.S.
Government through
Defense Security
Assistance Agency):

Class 1-C, 9.25%                            $ 9,006,406   $ 9,600,289
11/15/01

Class 2-E, 9.4%                              707,163       750,370
5/15/02

Class T-3, 9.625%                            10,104,039    10,704,219
5/15/02

Guaranteed Export Trust
Certificates
(assets of Trust
guaranteed by U.S.
Government through
Export-Import Bank):

Series 1993-C,                               161,067       162,184
5.2% 10/15/04

Series 1993-D,                               2,303,617     2,319,051
5.23% 5/15/05

Series 1994-A,                               9,604,605     10,376,815
7.12% 4/15/06

Series 1994-C,                               37,119        37,388
6.61% 9/15/99

Series 1995-A,                               9,945,882     10,284,739
6.28% 6/15/04

Series 1996-A,                               3,211,754     3,344,046
6.55% 6/15/04

Guaranteed Trade Trust
Certificates
(assets of Trust
guaranteed by U.S.
Government through
Export-Import Bank):

Series 1994-B,                               239,487       260,811
7.5% 1/26/06

Series 1997-A,                               4,666,667     4,793,600
6.104%
7/15/03

Israel Export Trust                          360,000       374,724
Certificates (assets of
Trust guaranteed by
U.S. Government
through Export-
Import Bank) Series
1994-1, 6.88%
1/26/03

Knoxville Tennessee                          1,000,000     1,141,500
U.S. Government
Guaranteed Notes
Series 1990-A, 9.2%
8/1/02

Overseas Private
Investment Corp. U.S.
Government
guaranteed
participation
certificate:

Series 1994-195,                             9,936,000     10,330,658
6.08% 8/15/04
(callable)

Series 1996-A1,                              2,000,000     2,134,300
6.726%
9/15/10
(callable)

Private Export Funding
Corp.:

secured:                                     7,500,000     7,615,425
5.5% 3/15/01

5.65% 3/15/03                                703,179       714,816

6.31% 9/30/04                                26,000,000    27,658,280

6.86% 4/30/04                                13,818,933    14,535,131

5.82% 6/15/03 (a)                            16,700,000    17,221,875

8.35% 1/31/01                                2,500,000     2,688,275

State of Israel
(guaranteed by U.S.
Government through
Agency for
International
Development):

5.25% 9/15/00                                6,900,000     6,958,236

6.05% 8/15/00                                8,080,000     8,253,639

U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - CONTINUED

                                            PRINCIPAL     VALUE
                                            AMOUNT        (NOTE 1)

U.S. GOVERNMENT AGENCY OBLIGATIONS -
CONTINUED

State of Israel
(guaranteed by U.S.
Government through
Agency for
International
Development): -
continued

6.6% 2/15/08                                $ 17,850,000  $ 19,415,981

6.625% 8/15/03                               2,010,000     2,164,268

U.S. Department of
Housing and Urban
Development
government
guaranteed
participation
certificates:

Series 1996-A,                               1,000,000     1,090,820
6.98% 8/1/05

8.15% 8/1/00                                 6,650,000     6,996,665

U.S. Trade Trust                             718,958       803,148
Certificates (assets of
Trust guaranteed by
U.S. government
through Export-Import
Bank) 8.17%
1/15/07

                                                           298,072,996

U.S. TREASURY OBLIGATIONS - 25.8%

U.S. Treasury Bonds:

8.875% 8/15/17                               81,800,000    115,606,303

9% 11/15/18                                  24,200,000    34,855,502

                                                           150,461,805

TOTAL U.S. GOVERNMENT AND                                  448,534,8
                                                          01
GOVERNMENT AGENCY
OBLIGATIONS
(Cost $435,980,046)

U.S. GOVERNMENT AGENCY - MORTGAGE
SECURITIES - 15.1%



FANNIE MAE - 2.1%

5.5% 1/1/09                                       4,000,324    4,001,924

6.345% 3/1/99                                     966,868      965,055

6.5% 2/1/10 to                                    529,543      533,451
1/1/24

7% 11/1/06                                        250,276      256,874

8.25% 12/1/01                                     1,928,121    2,158,762

9.5% 11/1/06 to                                   2,522,585    2,674,672
11/15/09

11% 8/1/10                                        449,147      492,270

11.25% 5/1/14                                     152,588      169,706

11.5% 6/1/19                                      689,518      768,895

12.5% 3/1/16                                      68,302       78,333

13% 9/1/13                                        43,881       51,200

13.5% 5/1/11 to                                   145,617      170,043
1/1/15

                                                               12,321,185

U.S. GOVERNMENT AGENCY - MORTGAGE
SECURITIES - CONTINUED

                                                 PRINCIPAL    VALUE
                                                 AMOUNT       (NOTE 1)

FREDDIE MAC - 11.4%

6.5% 5/1/08                                      $ 611,334    $ 621,066

6.775% 11/15/03                                   5,101,732    5,411,024

7.5% 6/1/07                                       353,883      363,073

8% 1/1/07                                         1,154,328    1,181,097

8.5% 12/1/21 to                                   46,134,508   48,032,484
7/1/28

9% 8/1/08 to 4/1/20                               1,123,107    1,190,470

9.5% 6/1/09 to                                    6,283,085    6,729,315
8/1/21

10% 7/1/09 to                                     1,661,449    1,797,671
8/1/21

10.5% 10/1/15 to                                  59,441       65,753
1/1/16

12% 9/1/03 to                                     106,136      119,685
12/1/15

12.25% 3/1/11 to                                  263,164      298,691
7/1/14

12.5% 2/1/14 to                                   525,505      604,586
6/1/19

13% 8/1/10 to                                     196,072      228,540
6/1/15

13.5% 10/1/11                                     1,084        1,288

                                                               66,644,743

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.6%

7.5% 8/15/06 to                                   2,799,496    2,901,853
6/15/07

9.5% 6/15/09 to                                   2,358,710    2,540,685
10/15/20

10% 1/15/16                                       3,835        4,139

10.5% 8/15/13 to                                  953,379      1,034,431
1/15/18

11% 1/15/10 to                                    878,705      970,357
9/15/19

11.5% 3/15/10 to                                  1,683,621    1,875,008
6/15/19

13.5% 7/15/11                                     49,862       57,704

                                                               9,384,177

TOTAL U.S. GOVERNMENT                                          88,350,1
AGENCY -                                                      05
MORTGAGE SECURITIES
(Cost $87,554,869)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.1%

                               PRINCIPAL    VALUE
                               AMOUNT       (NOTE 1)

U.S. GOVERNMENT AGENCY - 1.1%

Fannie Mae                     $ 2,870,000  $ 2,935,136
REMIC
planned
amortization
class
Series
1993-134
Class GA,
6.5%
2/25/07

Freddie Mac:

planned                         3,445,613    3,456,380
amortization
class Series
1515 Class
D,
6%
9/15/05

sequential pay                  11,803       11,777
Series 1353
Class A,
5.5%
11/15/04

TOTAL U.S.                                   6,403,293
GOVERNMENT AGENCY
(Cost $5,968,593)

COMMERCIAL MORTGAGE SECURITIES
- 0.5%



Fannie Mae                        2,745,183   2,851,696
Multifamily
REMIC Trust
sequential pay

Series
1996-M5
Class A1,
7.141%
7/25/10
(Cost
$2,769,368)

CASH EQUIVALENTS - 6.4%

                           MATURITY
                           AMOUNT

Investments in             $ 37,414,582   37,397,000
repurchase
agreements
(U.S. Government
obligations), in a joint

trading account at
5.64%, dated
10/30/98 due
11/2/98

TOTAL INVESTMENT IN                      $ 583,536,8
SECURITIES - 100%                        95
(Cost $569,669,876)

LEGEND
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $17,221,875 or 3.1% of net assets.
INCOME TAX INFORMATION
At October 31, 1998, the aggregate cost of investment securities for income tax purposes was $569,669,876. Net unrealized appreciation aggregated $13,867,019, of which $14,789,547 related to appreciated investment securities and $922,528 related to depreciated investment securities.
At April 30, 1998, the fund had a capital loss carryforward of approximately $8,660,000 of which $5,106,000, $1,392,000 and
$2,162,000 will expire on April 30, 2003, 2004 and 2005, respectively. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                  $ 583,536,895
AGREEMENTS OF $37,397,000) (COST $569,669,876) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                       76,925

RECEIVABLE FOR INVESTMENTS SOLD                                            1,514,213

RECEIVABLE FOR FUND SHARES SOLD                                            1,238,455

INTEREST RECEIVABLE                                                        7,984,855

 TOTAL ASSETS                                                              594,351,343

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 25,790,745

PAYABLE FOR FUND SHARES REDEEMED                             3,994,712

DISTRIBUTIONS PAYABLE                                        312,897

ACCRUED MANAGEMENT FEE                                       236,132

OTHER PAYABLES AND ACCRUED EXPENSES                          5,235

 TOTAL LIABILITIES                                                         30,339,721

NET ASSETS                                                                $ 564,011,622

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                           $ 555,692,016

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                           (155,468)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN                                (5,391,945)
(LOSS) ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                  13,867,019

NET ASSETS, FOR 52,070,456 SHARES OUTSTANDING                             $ 564,011,622

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                       $10.83
PER SHARE ($564,011,622 (DIVIDED BY) 52,070,456 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                         $ 14,016,714
INTEREST (INCLUDING INCOME ON SECURITIES LOANED OF $2,046)

EXPENSES

MANAGEMENT FEE                                               $ 1,309,377

NON-INTERESTED TRUSTEES' COMPENSATION                         170

 TOTAL EXPENSES BEFORE REDUCTIONS                             1,309,547

 EXPENSE REDUCTIONS                                           (191,505)    1,118,042

NET INVESTMENT INCOME                                                      12,898,672

REALIZED AND UNREALIZED GAIN (LOSS)                                        3,271,741
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                    11,517,498
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                            14,789,239

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 27,687,911
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                           SIX MONTHS ENDED  YEAR ENDED
                                                           OCTOBER 31, 1998  APRIL 30,
                                                           (UNAUDITED)       1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 12,898,672      $ 17,291,024
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                   3,271,741         9,225,282

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)       11,517,498        309,451

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            27,687,911        26,825,757
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME    (12,626,783)      (16,889,044)

SHARE TRANSACTIONS                                          359,989,881       158,873,071
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                              11,187,723        14,574,759

 COST OF SHARES REDEEMED                                    (144,730,855)     (118,664,652)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            226,446,749       54,783,178
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   241,507,877       64,719,891

NET ASSETS

 BEGINNING OF PERIOD                                        322,503,745       257,783,854

 END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS          $ 564,011,622     $ 322,503,745
OF NET INVESTMENT INCOME OF $155,468 AND
$427,357, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                       33,618,160        15,233,923

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                    1,045,852         1,407,854

 REDEEMED                                                   (13,466,378)      (11,433,725)

 NET INCREASE (DECREASE)                                    21,197,634        5,208,052


FINANCIAL HIGHLIGHTS
     SIX MONTHS ENDED   YEARS ENDED APRIL 30,
     OCTOBER 31, 1998

     (UNAUDITED)        1998                   1997  1996  1995  1994


SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 10.450    $ 10.040   $ 10.090   $ 9.950    $ 10.000   $ 10.930
BEGINNING OF PERIOD

INCOME FROM INVEST-            .320 C      .647 C     .672 C     .672       .640       .624
MENT OPERATIONS
NET INVESTMENT
 INCOME

 NET REALIZED AND              .373        .396       (.057)     .132       .055       (.720)
 UNREALIZED GAIN
 (LOSS)

 TOTAL FROM INVESTMENT         .693        1.043      .615       .804       .695       (.096)
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           (.313)      (.633)     (.665)     (.664)     (.700)     (.574)
 INCOME

 IN EXCESS OF NET              -           -          -          -          (.045)     -
 INVESTMENT INCOME

 FROM NET REALIZED             -           -          -          -          -          (.100)
 GAIN

 IN EXCESS OF NET              -           -          -          -          -          (.160)
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.313)      (.633)     (.665)     (.664)     (.745)     (.834)

NET ASSET VALUE, END          $ 10.830    $ 10.450   $ 10.040   $ 10.090   $ 9.950    $ 10.000
OF PERIOD

TOTAL RETURN B                 6.72%       10.63%     6.26%      8.10%      7.32%      (1.14)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 564,012   $ 322,504  $ 257,784  $ 233,597  $ 239,899  $ 286,654
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO           .52% A, D   .60% D     .60% D     .65%       .65%       .65%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .52% A      .60%       .60%       .62% E     .65%       .65%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT        5.97% A     6.27%      6.65%      6.55%      7.34%      6.79%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        228% A      173%       135%       114%       303%       354%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Government Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the, trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $699,903,192 and $471,710,963, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .60% of the fund's average net assets. Effective June 27, 1998, the fund's management fee was changed from .65% to .60% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $608 for the period. Effective June 26, 1998, these transaction fees were eliminated.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, there were no loans outstanding.
6. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .50% of average net assets. For the period, the reimbursement reduced the expenses by $188,887. Effective June 27, 1998, the fund's expense limitation was changed from .60% to
 .50% of average net assets.
In addition, FMR has entered into an arrangement on behalf of the fund with the fund's custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $2,618 under this arrangement.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
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EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS
THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY
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IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Curtis Hollingsworth, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
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Target Timeline 1999, 2001 & 2003
SM
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(2_FIDELITY_LOGOS)SPARTAN(REGISTERED TRADEMARK)

SHORT-INTERMEDIATE
GOVERNMENT
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK             7    THE MANAGER'S REVIEW OF FUND
                           PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                           INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                           WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  14   STATEMENTS OF ASSETS AND LIABILITIES,
                           OPERATIONS, AND CHANGES IN NET ASSETS,
                           AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 18   NOTES TO THE FINANCIAL STATEMENTS.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998         PAST 6  PAST 1  PAST 5  LIFE OF
                                       MONTHS  YEAR    YEARS   FUND

SPARTAN SHORT-INTERMEDIATE GOVERNMENT  4.59%   7.40%   32.64%  40.15%

LB 1-5 YEAR US GOVERNMENT BOND         5.45%   8.54%   34.92%  N/A

SHORT-INTERMEDIATE US GOVERNMENT       4.45%   7.17%   29.45%  N/A
FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months , one year, five years or since the fund started on December 18, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 1-5 Year U.S. Government Bond Index - a market value weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives between one and five years. To measure how the fund's performance stacked up against its peers, you can compare it to the short-intermediate US government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 102 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998         PAST 1  PAST 5  LIFE OF
                                       YEAR    YEARS   FUND

SPARTAN SHORT-INTERMEDIATE GOVERNMENT  7.40%   5.81%   5.92%

LB 1-5 YEAR US GOVERNMENT BOND         8.54%   6.17%   N/A

SHORT-INTERMEDIATE US GOVERNMENT       7.17%   5.27%   N/A
 FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
             Spartan Sht-Int Govt.       LB 1-5 Year U.S. Govt
             00474                       LB069
  1992/12/31      10000.00                    10000.00
  1993/01/31      10120.93                    10156.20
  1993/02/28      10208.15                    10275.02
  1993/03/31      10247.68                    10310.78
  1993/04/30      10301.41                    10388.17
  1993/05/31      10297.86                    10354.83
  1993/06/30      10377.82                    10464.76
  1993/07/31      10413.09                    10483.75
  1993/08/31      10480.38                    10607.82
  1993/09/30      10496.09                    10642.38
  1993/10/31      10523.26                    10668.24
  1993/11/30      10502.89                    10645.61
  1993/12/31      10568.05                    10687.84
  1994/01/31      10658.95                    10775.54
  1994/02/28      10563.57                    10668.24
  1994/03/31      10376.92                    10563.98
  1994/04/30      10330.94                    10502.95
  1994/05/31      10338.65                    10514.06
  1994/06/30      10346.79                    10530.03
  1994/07/31      10479.56                    10645.61
  1994/08/31      10503.93                    10678.75
  1994/09/30      10454.19                    10621.77
  1994/10/31      10473.12                    10635.10
  1994/11/30      10457.15                    10581.96
  1994/12/31      10513.02                    10605.20
  1995/01/31      10660.02                    10766.25
  1995/02/28      10847.55                    10948.51
  1995/03/31      10902.60                    11009.34
  1995/04/30      11012.59                    11122.49
  1995/05/31      11255.21                    11377.10
  1995/06/30      11321.07                    11443.38
  1995/07/31      11342.01                    11469.85
  1995/08/31      11422.19                    11549.06
  1995/09/30      11476.32                    11613.72
  1995/10/31      11579.72                    11725.06
  1995/11/30      11695.99                    11846.71
  1995/12/31      11804.75                    11947.95
  1996/01/31      11901.25                    12055.04
  1996/02/29      11832.42                    11973.61
  1996/03/31      11792.48                    11937.64
  1996/04/30      11775.13                    11927.94
  1996/05/31      11772.59                    11936.02
  1996/06/30      11866.88                    12039.28
  1996/07/31      11912.70                    12082.53
  1996/08/31      11941.78                    12113.04
  1996/09/30      12060.96                    12244.58
  1996/10/31      12221.23                    12412.50
  1996/11/30      12341.39                    12528.29
  1996/12/31      12308.65                    12497.58
  1997/01/31      12353.54                    12554.15
  1997/02/28      12377.65                    12578.00
  1997/03/31      12339.83                    12540.21
  1997/04/30      12431.55                    12660.85
  1997/05/31      12510.32                    12752.18
  1997/06/30      12613.42                    12850.59
  1997/07/31      12788.01                    13035.48
  1997/08/31      12784.01                    13020.53
  1997/09/30      12889.11                    13138.94
  1997/10/31      12996.31                    13261.80
  1997/11/30      13029.98                    13287.87
  1997/12/31      13122.32                    13386.68
  1998/01/31      13255.15                    13540.25
  1998/02/28      13268.92                    13537.83
  1998/03/31      13301.39                    13584.10
  1998/04/30      13345.81                    13649.37
  1998/05/31      13425.12                    13731.01
  1998/06/30      13477.79                    13809.00
  1998/07/31      13532.67                    13868.41
  1998/08/31      13701.96                    14081.19
  1998/09/30      13916.60                    14394.21
  1998/10/30      13958.46                    14337.21
IMATRL PRASUN   SHR__CHT 19981031 19981106 142200 R00000000000073
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Short-Intermediate Government Fund on December 31, 1992, shortly after the fund started. As the chart shows, by October 31, 1998, the value of the investment would have grown to $13,958 - a 39.58% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-5 Year U.S. Government Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $14,394 - a 43.94% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

                  SIX MONTHS   YEARS ENDED APRIL 30,
                  ENDED
                  OCTOBER 31,

                  1998         1998                    1997    1996    1995    1994

DIVIDEND RETURNS  3.10%        6.06%                   6.95%   7.34%   7.13%   6.15%

CAPITAL RETURNS   1.49%        1.29%                   -1.38%  -0.42%  -0.53%  -5.86%


TOTAL RETURNS  4.59%  7.35%  5.57%  6.92%  6.60%  0.29%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998  PAST 1       PAST 6        PAST 1
                                MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE             4.87(CENTS)  28.50(CENTS)  54.52(CENTS)

ANNUALIZED DIVIDEND RATE        6.01%        6.00%         5.79%

30-DAY ANNUALIZED YIELD         4.85%        -             -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.54 over the past one month, $9.43 over the past six months and $9.42 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Volatility in overseas markets,
combined with two interest-rate cuts
by the Federal Reserve Board,
provided the backdrop for solid
gains in the bond market during the
six months that ended October 31,
1998.  The Lehman Brothers
Aggregate Bond Index - a broad
measure of the U.S. taxable
investment-grade bond market -
returned 5.55% during the period.
Global market volatility, low interest
rates and a sharp decline in stock
prices sent U.S. Treasury yields -
which move in the opposite direction
of bond prices - to their lowest
levels in 30 years.  Investors' fears
resulted in an extreme flight to
quality that helped Treasuries
outperform all other sectors of the
bond market.  Despite signs of
strength in the U.S. economy and the
lack of inflationary pressures,
corporate and mortgage-bond
investors did not fare as well.  During
the six-month period, the Lehman
Brothers Corporate Bond Index
returned 4.00%, while the Lehman
Brothers Mortgage Backed Securities
Index returned 3.68%.  Late in the
period, the Group of Seven leading
industrial nations eased global
market concerns with
announcements that the International
Monetary Fund would establish a
precautionary line of credit to help
certain countries avert financial
crises.  In response, equity markets
rallied and a reduced demand for
safety caused the bond market to
stumble.  Despite weakness during
October, the yield on the benchmark
30-year Treasury closed at 5.15%.
An interview with Curt Hollingsworth, Portfolio Manager of Spartan Short-Intermediate Government Fund
Q. HOW DID THE FUND PERFORM, CURT?
A. For the six-month period that ended October 31, 1998, the fund provided a total return of 4.59%. To get a sense of how the fund did relative to its competitors, the short-intermediate U.S. government funds average returned 4.45% for the same six-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers 1-5 Year U.S. Government Bond Index - which tracks the types of securities in which the fund invests - returned 5.45% for the same period. For the 12-month period that ended October 31, 1998, the fund had a total return of 7.40%. For that same one-year period, the short-intermediate U.S. government funds average returned 7.17% and the Lehman Brothers 1-5 Year U.S. Government Bond Index returned 8.54%
Q. THE FUND BEAT ITS PEERS DURING THE PAST SIX MONTHS, BUT WHY DID IT LAG THE LEHMAN BROTHERS 1-5 YEAR U.S. GOVERNMENT BOND INDEX?
A. The fund lagged its benchmark because of the way its holdings were invested among various types of government securities. During the past six months, the fund had fewer of the market's best-performing Treasuries and more of the market's poorer-performing agency securities than the index. In addition, the fund held some mortgage securities - which also lagged Treasuries - while the index did not. Although their higher yields helped agency and mortgage securities outpace Treasuries early on in the period, a global flight to quality hurt them more recently.
Q. WHY DIDN'T AGENCY SECURITIES - WHICH ALSO CARRY THE BACKING OF THE U.S. GOVERNMENT - AND MORTGAGE SECURITIES ENJOY THE SAME BENEFITS FROM THE FLIGHT TO SAFETY THAT BOOSTED TREASURIES?
A. Treasuries are backed directly by the full faith and credit of the U.S. government while agency securities carry the implicit, or indirect, backing of the U.S. government. Even though this appears to be only a minor distinction, agency securities are not perceived to be as safe as Treasuries. That helps explain why, in times of uncertainty, Treasuries - not agency securities - tend to be the safe haven of choice for many investors. Mortgage securities suffered along with agency securities, but for much different reasons. A rapid rise in the number of homeowners who refinanced their mortgages to take advantage of falling interest rates set off a very large wave of mortgage prepayments. As homeowners' loans were prepaid, mortgage securities made up of those loans were retired before their maturity. Many investors sold or avoided mortgage securities because they felt that falling interest rates would precipitate even more prepayments and, in turn, potentially force them to invest proceeds from any prepaid mortgages at lower, prevailing interest rates.
Q. HOW DID YOU RESPOND TO THESE CHANGING MARKET CONDITIONS?
A. Initially, I added more agency securities when several of the fund's mortgage securities were prepaid. At that time I felt that agencies offered more attractive value. That's because the spread - or difference in yield - between Treasury and agency securities widened to nearly 0.50%, a historically wide margin and an indication that investors were demanding more compensation for accepting the slightly higher risk of buying agency securities versus Treasuries. Because I believed that the spread would narrow back in to a more historical norm, and agencies would outpace Treasuries as a result, I added to the fund's agency holdings. Later, however, I began adding back mortgage securities, which I felt had gotten very inexpensive. That said, the fund continued to have a fairly large stake in agency securities relative to the Lehman Brothers 1-5 Year U.S. Government Bond Index at the end of the period.
Q. WHICH AGENCY SECURITIES DID THE FUND EMPHASIZE?
A. I continued to favor non-callable securities - those that can't be redeemed by their issuers before maturity. Some agency securities can be "called" - or redeemed - by their issuers as a way to reduce their debt costs. Because they can't be redeemed prior to maturity, non-callable securities tend to perform better than their callable counterparts when interest rates fall, and generally keep pace with callable bonds when interest rates rise.
Q. WHAT'S YOUR OUTLOOK?
A. As always, interest rates will be the primary determinant of the government bond market. In light of a slowing global economy, it appears that the Federal Reserve Board is poised to lower interest rates further, which would bode well for bonds. But no matter what the direction of interest rates, I'll continue to manage the fund with approximately the same interest-rate sensitivity as the short-intermediate part of the government market. In addition, I'm likely to continue to place a relatively large weighting on agency securities, because I think they offer better total return potential than mortgage securities or Treasuries.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
NOTE TO SHAREHOLDERS: EFFECTIVE
DECEMBER 7, 1998, AFTER THE PERIOD
ENDED, ANDREW DUDLEY WILL BECOME
PORTFOLIO MANAGER OF SPARTAN
SHORT-INTERMEDIATE GOVERNMENT
FUND. MR. DUDLEY MANAGES VARIOUS
FIDELITY AND SPARTAN TAXABLE BOND
FUNDS AND JOINED FIDELITY IN 1996.
ADDITIONAL NOTES TO
SHAREHOLDERS: EFFECTIVE THE
CLOSE OF BUSINESS ON JUNE 26, 1998,
SPARTAN SHORT-INTERMEDIATE
GOVERNMENT FUND SHARES ARE NO
LONGER AVAILABLE TO NEW ACCOUNTS.
SHAREHOLDERS OF THE FUND ON THAT
DATE MAY CONTINUE TO PURCHASE
SHARES IN ACCOUNTS EXISTING ON THAT
DATE. FURTHER, ON OCTOBER 15, 1998,
THE BOARD OF TRUSTEES OF SPARTAN
SHORT-INTERMEDIATE GOVERNMENT
FUND VOTED TO PRESENT A PROPOSAL TO
SHAREHOLDERS TO MERGE SPARTAN
SHORT-INTERMEDIATE GOVERNMENT
FUND INTO FIDELITY INTERMEDIATE
GOVERNMENT INCOME FUND. A
SHAREHOLDER MEETING IS SCHEDULED TO
BE HELD ON APRIL 14, 1999. ON OR
ABOUT FEBRUARY 16, 1999,
SHAREHOLDERS WILL BE SENT PROXY
MATERIALS ASKING THEM TO VOTE ON
THIS AND ANY OTHER PROPOSALS.
FUND FACTS
GOAL: HIGH CURRENT INCOME
WITH PRESERVATION OF CAPITAL
FUND NUMBER: 474
TRADING SYMBOL: SPSIX
START DATE: DECEMBER 18, 1992
SIZE: AS OF OCTOBER 31, 1998,
MORE THAN $76 MILLION
MANAGER: CURT HOLLINGSWORTH,
SINCE 1992; MANAGER, VARIOUS
FIDELITY AND SPARTAN
GOVERNMENT AND MORTGAGE
FUNDS; JOINED FIDELITY IN 1983
(CHECKMARK)


INVESTMENT CHANGES





COUPON DISTRIBUTION AS OF OCTOBER 31, 1998

                                            % OF FUND'S   % OF FUND'S INVESTMENTS
                                            INVESTMENTS   6 MONTHS AGO

ZERO COUPON BONDS                            0.0           13.6

 5 - 5.99%                                   23.4          30.8

 6 - 6.99%                                   19.6          18.0

 7 - 7.99%                                   10.7          8.9

 8 - 8.99%                                   12.8          1.8

 9 - 9.99%                                   14.4          9.9

10 - 10.99%                                  4.4           5.8

11% AND OVER                                 5.0           6.6


COUPON DISTRIBUTION SHOWS THE RANGE OF STATED RATES ON THE FUND'S
INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1998

                                                        6 MONTHS AGO

YEARS                                              3.0   3.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1998

                                       6 MONTHS AGO

YEARS                             2.3   2.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF OCTOBER 31, 1998  AS OF APRIL 30, 1998
ROW: 1, COL: 1, VALUE: 16.5
ROW: 1, COL: 2, VALUE: 7.9
ROW: 1, COL: 3, VALUE: 65.90000000000001
ROW: 1, COL: 4, VALUE: 9.699999999999999
ROW: 1, COL: 5, VALUE: 0.0
ROW: 1, COL: 6, VALUE: 0.0
MORTGAGE-BACKED
SECURITIES 17.7%
U.S. TREASURY
OBLIGATIONS 26.6%
U.S. GOVERNMENT
AGENCY OBLIGATIONS 51.1%
SHORT-TERM
INVESTMENTS 4.6%

MORTGAGE-BACKED
SECURITIES 16.5%
U.S. TREASURY
OBLIGATIONS 7.9%
U.S. GOVERNMENT
AGENCY OBLIGATIONS 65.9%
SHORT-TERM
INVESTMENTS 9.7%

ROW: 1, COL: 1, VALUE: 17.7
ROW: 1, COL: 2, VALUE: 26.6
ROW: 1, COL: 3, VALUE: 51.1
ROW: 1, COL: 4, VALUE: 4.6
ROW: 1, COL: 5, VALUE: 0.0


INVESTMENTS OCTOBER 31, 1998 (UNAUDITED)


SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - 73.8%

                                                PRINCIPAL    VALUE (NOTE 1)
                                                AMOUNT

U.S. GOVERNMENT AGENCY OBLIGATIONS - 65.9%

Fannie Mae:

5.75% 4/15/03                                   $ 1,800,000  $ 1,875,303

6.69% 8/7/01                                     1,700,000    1,782,603

6.74% 5/13/04                                    230,000      247,400

8.25% 12/18/00                                   6,160,000    6,589,289

Farm Credit Systems                              4,200,000    5,002,578
Financial Assistance Corp.
9.375% 7/21/03

Federal Home Loan Bank:

5.35% 2/7/01                                     3,375,000    3,416,141

5.595% 3/27/01                                   3,000,000    3,055,770

Government Trust
Certificates (assets of Trust
guaranteed by U.S.
Government through
Defense Security
Assistance Agency):

Class 1-C, 9.25%                                 4,965,422    5,292,842
11/15/01

Class 2-E, 9.4% 5/15/02                          707,163      750,370

Guaranteed Export Trust
Certificates (assets of Trust
guaranteed by U.S.
Government through
Export-
Import Bank):

Series 1994-A, 7.12%                             1,316,586    1,422,440
4/15/06

Series 1994-F, 8.187%                            1,172,885    1,265,085
12/15/04

Series 1995-A, 6.28%                             1,249,412    1,291,979
6/15/04

Guaranteed Trade Trust                           1,208,333    1,241,200
Certificates (assets of Trust
guaranteed by U.S.
Government through
Export-
Import Bank) Series
1997-A, 6.104%
7/15/03

Overseas Private Investment                      772,800      803,496
Corp. U.S. Government
guaranteed participation
certificate Series
1994-195, 6.08%
8/15/04 (callable)

Private Export Funding
Corp.:

secured 5.8% 2/1/04                              600,000      614,790

5.82% 6/15/03 (a)                                1,900,000    1,959,375

State of Israel (guaranteed
by U.S. Government
through Agency for
International
Development):

5.25% 9/15/00                                    1,500,000    1,512,660

5.625% 9/15/03                                   3,314,000    3,430,189

6.625% 8/15/03                                   4,300,000    4,630,025

7.75% 11/15/99                                   800,000      823,000

U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - CONTINUED

                                                PRINCIPAL    VALUE (NOTE 1)
                                                AMOUNT

U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED

U.S. Department of Housing
and Urban Development
government guaranteed
participation certificates
Series 1996-A:

6.44% 8/1/99                                    $ 5,500,000  $ 5,556,760

6.59% 8/1/00                                     140,000      143,702

                                                              52,706,997

U.S. TREASURY OBLIGATIONS - 7.9%

U.S. Treasury Notes 7.875%                       5,800,000    6,329,250
8/15/01

TOTAL U.S. GOVERNMENT AND                                     59,036,2
GOVERNMENT AGENCY                                            47
OBLIGATIONS
(Cost $58,122,747)

U.S. GOVERNMENT AGENCY - MORTGAGE
SECURITIES - 16.5%



FANNIE MAE - 0.1%

11.5% 8/1/14                                      67,361      74,972

FREDDIE MAC - 6.6%

5.5% 1/1/03 to 5/1/03                             2,883,183   2,877,560

8.5% 7/1/28                                       2,300,000   2,393,438

                                                              5,270,998

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 9.8%

9.5% 9/15/17 to 8/15/20                           408,046     440,317

10% 2/15/10 to 7/15/20                            1,565,327   1,686,001

10.5% 9/15/15 to                                  1,616,526   1,761,868
2/15/25

10.75% 3/15/10                                    58,745      63,948

11% 1/15/10 to 1/20/21                            1,163,045   1,279,780

11.5% 3/15/10 to                                  2,129,188   2,367,569
8/15/19

12% 3/20/14 to 2/15/16                            167,200     187,721

13% 9/15/14                                       34,104      38,995

                                                              7,826,199

TOTAL U.S. GOVERNMENT AGENCY                                  13,172,1
-                                                            69
MORTGAGE SECURITIES
(Cost $13,177,510)

CASH EQUIVALENTS - 9.7%

                                 MATURITY     VALUE
                                 AMOUNT       (NOTE 1)

Investments in repurchase        $ 7,755,645  $ 7,752,000
agreements (U.S.
Government obligations),
in a joint trading account
at 5.64%, dated
10/30/98 due 11/2/98

TOTAL INVESTMENT IN SECURITIES                $ 79,960,41
- 100%                                        6
(Cost $79,052,257)

LEGEND
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,959,375 or 2.6% of net assets.
INCOME TAX INFORMATION
At October 31, 1998, the aggregate cost of investment securities for income tax purposes was $79,052,257. Net unrealized appreciation aggregated $908,159, of which $1,129,614 related to appreciated investment securities and $221,455 related to depreciated investment securities.
At April 30, 1998, the fund had a capital loss carryforward of approximately $4,460,000 of which $168,000, $2,327,000, $582,000,
$681,000 and $702,000 will expire on April 30, 2002, 2003, 2004, 2005 and 2006, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                 $ 79,960,416
AGREEMENTS OF $7,752,000) (COST $79,052,257) -
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                           5,280,295

RECEIVABLE FOR FUND SHARES SOLD                                           2,459

INTEREST RECEIVABLE                                                       1,166,651

 TOTAL ASSETS                                                             86,409,821

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                   $ 1,483,006

PAYABLE FOR INVESTMENTS PURCHASED                            8,079,605

PAYABLE FOR FUND SHARES REDEEMED                             69,449

DISTRIBUTIONS PAYABLE                                        62,108

ACCRUED MANAGEMENT FEE                                       41,615

OTHER PAYABLES AND ACCRUED EXPENSES                          384

 TOTAL LIABILITIES                                                        9,736,167

NET ASSETS                                                               $ 76,673,654

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 79,367,240

UNDISTRIBUTED NET INVESTMENT INCOME                                       280,814

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                     (3,882,559)
INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 908,159

NET ASSETS, FOR 8,045,773 SHARES OUTSTANDING                             $ 76,673,654

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                  $9.53
SHARE ($76,673,654 (DIVIDED BY) 8,045,773 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                     $ 2,664,229
INTEREST (INCLUDING INCOME ON SECURITIES LOANED OF $455)

EXPENSES

MANAGEMENT FEE                                             $ 247,378

NON-INTERESTED TRUSTEES' COMPENSATION                       143

 TOTAL EXPENSES BEFORE REDUCTIONS                           247,521

 EXPENSE REDUCTIONS                                         (406)      247,115

NET INVESTMENT INCOME                                                  2,417,114

REALIZED AND UNREALIZED GAIN (LOSS)                                    578,106
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                441,501
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                        1,019,607

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 3,436,721
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                           SIX MONTHS ENDED   YEAR ENDED
                                                           OCTOBER 31, 1998   APRIL 30,
                                                           (UNAUDITED)        1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 2,417,114        $ 4,539,289
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                   578,106            (400,542)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)       441,501            930,896

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            3,436,721          5,069,643
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME    (2,301,220)        (4,234,397)

SHARE TRANSACTIONS                                          12,527,345         44,531,545
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                              1,972,785          3,711,179

 COST OF SHARES REDEEMED                                    (14,463,084)       (42,525,402)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            37,046             5,717,322
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   1,172,547          6,552,568

NET ASSETS

 BEGINNING OF PERIOD                                        75,501,107         68,948,539

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT     $ 76,673,654       $ 75,501,107
INCOME OF $280,814 AND $164,920, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                       1,329,570          4,745,167

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                    208,807            395,744

 REDEEMED                                                   (1,535,054)        (4,534,660)

 NET INCREASE (DECREASE)                                    3,323              606,251


FINANCIAL HIGHLIGHTS
     SIX MONTHS ENDED   YEARS ENDED APRIL 30,
     OCTOBER 31, 1998

     (UNAUDITED)        1998                   1997  1996  1995  1994


SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 9.390   $ 9.270   $ 9.400   $ 9.440   $ 9.490   $ 10.090
BEGINNING OF PERIOD

INCOME FROM INVESTMENT         .299 C    .584C     .658C     .688      .665      .616
OPERATIONS
NET INVESTMENT INCOME

 NET REALIZED AND              .126      .082      (.149)    (.045)    (.065)    (.579)
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT         .425      .666      .509      .643      .600      .037
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           (.285)    (.546)    (.639)    (.683)    (.650)    (.617)
 INCOME

 IN EXCESS OF NET              -         -         -         -         -         (.010)
 INVESTMENT INCOME

 IN EXCESS OF NET              -         -         -         -         -         (.010)
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.285)    (.546)    (.639)    (.683)    (.650)    (.637)

NET ASSET VALUE, END OF       $ 9.530   $ 9.390   $ 9.270   $ 9.400   $ 9.440   $ 9.490
PERIOD

TOTAL RETURN B                 4.59%     7.35%     5.57%     6.92%     6.60%     .29%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD     $ 76,674  $ 75,501  $ 68,949  $ 78,278  $ 93,888  $ 53,726
(000 OMITTED)

RATIO OF EXPENSES TO           .65% A    .65%      .65%      .45%D     .10%D     .10%D
AVERAGE NET ASSETS

RATIO OF NET INVESTMENT        6.30% A   6.23%     7.04%     7.16%     7.35%     7.33%
INCOME TO AVERAGE NET
ASSETS

PORTFOLIO TURNOVER RATE        362% A    166%      104%      161%      282%      271%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Short-Intermediate Government Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $129,130,614 and $127,980,804, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .65% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $195 for the period. Effective June 26, 1998, these transaction fees were eliminated.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as
5. SECURITY LENDING -
CONTINUED
 collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, there were no loans outstanding.
6. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $406 under these arrangements.
7. PROPOSED REORGANIZATION.
The Board of Trustees of the fund has approved an Agreement and Plan of Reorganization ("Agreement") between the fund and Fidelity Intermediate Government Income Fund ("Reorganization"). The Agreement provides for the transfer of all of the assets of the fund to Fidelity Intermediate Government Income Fund in exchange solely for the number of shares of Fidelity Intermediate Government Income Fund having the same aggregate net asset value as the outstanding shares of the fund as of the close of business of the New York Stock Exchange on the day that the Reorganization is effective and the assumption by Fidelity Intermediate Government
Income Fund of all of the liabilities of the fund. The Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of the fund. A Special Meeting of Shareholders ("Meeting") of the fund will be held on April 14, 1999 to vote on the Agreement. A detailed description of the proposed transaction and voting information will be sent to shareholders of the fund in February 1999. If the Agreement is approved at the Meeting, the Reorganization is expected to become effective on or about April 22, 1999.
Effective June 26, 1998, the fund's shares are no longer available for purchase or exchange to new accounts of the fund pending the proposed Reorganization. However, existing shareholders of the fund can continue to purchase shares of the fund.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research
  Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Curtis Hollingsworth, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Income
High Income
Intermediate Bond
Intermediate Government Income
International Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan Investment Grade Bond
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Target Timeline1999, 2001 & 2003
SM
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress(registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(registered trademark)